UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, NY 10167

 (Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, NY 10167

 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 343-1113

Date of fiscal year end:  Last day of February

Date of reporting period: March 1, 2008 through August 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT
SIX MONTHS ENDED AUGUST 31, 2008 (UNAUDITED)

JPMorgan Funds

Institutional

Trust

Funds

JPMorgan Core Bond Trust
JPMorgan Equity Index Trust
JPMorgan Intermediate Bond Trust

CONTENTS

President’s Letter	1
Fund Commentaries:
JPMorgan Core Bond Trust	2
JPMorgan Equity Index Trust	4
JPMorgan Intermediate Bond Trust	6
Schedules of Portfolio Investments	8
Financial Statements	55
Financial Highlights	58
Notes to Financial Statements	60
Schedule of Shareholder Expenses	67

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

This report is intended for distribution only to accredited investors or financial intermediaries. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

*	The manager seeks to achieve the stated objective. There can be no guarantee it will be achieved.

**	Tax Aware Real Return — Because this Fund primarily invests in bonds, it is subject to interest rate risks. Bond prices generally fall when interest rates rise. The Fund may invest in futures contracts and other derivatives. This may make the Fund more volatile. The derivative positions are not included in the holdings-related calculations. The Fund may be subject to the risk that its inflation-linked derivative contracts will be with a limited number of counterparties. This may result in certain concentration risk, including counterparty liquidity, deflation and pricing risk.

***	Highbridge Statistical Market Neutral — There is no guarantee that the use of long and short positions will succeed in limiting the Fund’s exposure to domestic stock market movements, capitalization, sector swings or other risk factors. Investment in a portfolio involved in long and short selling may have higher portfolio turnover rates. The Fund anticipates a very high degree of portfolio turnover (likely to be in excess of 600% per year). This will likely result in additional tax consequences. Short selling involves certain risks, including additional costs associated with covering short positions and a possibility of unlimited loss on certain short sale positions.

PRESIDENT’S LETTER
SEPTEMBER 30, 2008 (Unaudited)

Dear Shareholder:

Events over the last year and particularly, over the last few months have produced one of the most challenging market environments in recent memory. An economy, already weakened by falling home prices and high energy costs, has been further damaged by a major global financial crisis. While governments around the world have responded in a dramatic and forceful way, the outlook for the economy and financial markets remains unusually uncertain and this reality has contributed to higher volatility as well as significant declines in some markets. Indeed, the average daily move up or down in the Dow Jones Industrial Average (the “Dow”) over the past year has been 132 points, 72% higher than in the prior decade and, as of September 30, 2008, the Dow is down 23% from its peak of last October.

This is also a particularly difficult period for an area of the market that is not quite as visible to investors — the credit and fixed income markets. One measure of this is the difference between the three-month LIBOR rate — the rate at which banks lend to each other — and the prevailing rate on three-month Treasury bills. Between 1997 and 2006, the LIBOR rate averaged just 0.45% above the Treasury rate — indicating that banks regarded each other as very trustworthy borrowers. In September of this year, this gap widened to an average of 2.00% — indicating an extraordinary concern about the well-being of major financial institutions. The stress in credit markets has also been observed in significant increases in the yields on municipal and corporate debt and tightened lending standards by banks.

Rather than reacting emotionally during these times of uncertainty, we should focus on some fundamental tenets of investing. Among these are:

•	Developing and sticking with an investment plan that is both dispassionate and independent of short-term market events. While staying the course and sticking to a plan doesn’t eliminate risk, it does reduce the danger of buying and selling at the wrong time, a behavior that can undermine your investment goals.

•	Managing investment risks through diversification. A diverse mix of investments — including stocks, bonds, and cash, as well as alternative investments such as U.S. REITS, high yield income, commodities, and emerging markets debt — properly aligned to your investment goals, time horizon, and risk tolerance, can provide a smoother path of long-term returns.

•	Seeking long-term professional advice. As shareholders, you already know the value of professional advice. Take this time to consult with your financial advisor. Your advisor can help you maintain perspective, and ensure that your portfolio is properly positioned to defend against cycles of market volatility.

U.S. Treasury Department’s Temporary Guarantee Program

The financial crisis has also led to some questions about the safety of money market funds. Although the Funds in this report are not money market funds, the Funds use JPMorgan money market funds as a short term investment vehicle. All of JPMorgan’s money market funds continue to be invested in the highest quality short-term securities with strong liquidity positions and have maintained a $1.00 net asset value. JPMorgan’s approach to risk management, along with a stringent focus on credit standards and extensive experience in managing liquidity investments, have allowed our money market funds to maintain liquidity and provide current income to our shareholders throughout all market conditions.

Despite the fact that our fund complex is strong, we believe that it is in the best interests of our fund shareholders to participate in the U.S. Treasury Department’s Temporary Guarantee Program for U.S. Money Market Funds. With this program, shareholders in JPMorgan Money Market Funds (with the exception of the JPMorgan 100% U.S. Treasury Securities Money Market Fund) will have federal insurance on their existing balances as of September 19, 2008 and through the period ending December 18, 2008. Following this period, the Treasury will review whether the program should continue, and the JPMorgan Funds Board would vote on its continued participation.

New investing opportunities*

Even during market uncertainty, we continue to look to the future by introducing new products and differentiated investment solutions. As a leader in financial innovation, we have introduced 32 new funds over the past few years, including our Tax Aware Real Return Fund, which seeks to maximize after-tax inflation protected return.** We’ve also expanded investment opportunities with innovative offerings such as the Highbridge Statistical Market Neutral Fund, which has the potential to add diversification, and seeks to provide long-term absolute (positive) returns in all market environments from a broadly diversified portfolio of stocks while neutralizing the general risks associated with stock market investing and lower overall risk.*** Your financial advisor can help you decide whether these strategies are appropriate for your portfolio.

On behalf of everyone at JPMorgan Asset Management, thank you for your continued confidence and trust. We look forward to serving your investment needs for years to come.

Sincerely yours,

George C.W. Gatch
President and CEO
JPMorgan Funds

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   1

JPMorgan Core Bond Trust

FUND COMMENTARY
AS OF AUGUST 31, 2008 (Unaudited)

FUND FACTS

Fund Inception	February 7, 2005
Fiscal Year End	Last day of February
Net Assets as of 8/31/2008 (In Thousands)	$2,511,648
Primary Benchmark	Lehman Brothers U.S. Aggregate Index*
Average Credit Quality	AAA
Duration	5.39 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Core Bond Trust, which seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities,** returned –1.49%*** for the six months ended August 31, 2008, compared to the 0.18% return for the Lehman Brothers U.S. Aggregate Index for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Portfolio underperformed its benchmark for the period due primarily to its underweight in the Treasury and agency sectors. The market’s flight-to-quality pushed prices on Treasury and agency securities higher. Specifically within the mortgage-backed securities (MBS) sector, the Portfolio’s weightings in non-agency mortgages and agency collateralized mortgage obligations (CMOs) detracted from performance.

On the positive side, the Portfolio’s better overall credit-quality profile relative to the benchmark helped returns. The highest-quality securities (those with AAA ratings) generally generated the best performance relative to other credit-quality segments of the benchmark. The Portfolio’s overweight to MBS relative to the benchmark (i.e. favoring MBS over asset backed securities) contributed to performance. Within the MBS sector, the portfolio’s overweight in non-agency mortgages and Agency CMOs relative to the benchmark detracted slightly from performance, as noted above.

Q:	HOW WAS THE FUND MANAGED?

A:	We continued to focus on security selection as our primary strategy. The Portfolio’s sector allocations remained essentially unchanged. We remained overweight in MBS and asset-backed securities and underweight in agency debentures and corporate bonds. The Portfolio selectively added to its exposure in spread sectors (securities not issued by the treasury) during the period, as opportunities presented themselves. In terms of maturity structure, we moved to an overweight in the 0–1 year segment and maintained an underweight in the 30-year portion of the yield curve relative to the benchmark. (The yield curve shows the relationship between yields and maturity dates for a set of similar bonds, usually Treasuries, at a given point in time)

PORTFOLIO COMPOSITION****

Collateralized Mortgage Obligations	51.3%
Corporate Bonds	16.5
U.S. Treasury Obligations	14.6
Mortgage Pass-Through Securities	10.3
Asset-Backed Securities	1.9
Commercial Mortgage-Backed Securities	1.5
Others (each less than 1.0%)	1.2
Short-Term Investment	2.7

*	On September 22, 2008, Barclays Capital completed its acquisition of Lehman Brothers’ North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital. Recognizing the industry significance of these indices, Barclays has indicated its commitment to maintain the family of Lehman Brothers indices and the associated index calculation, publication, and analytical infrastructure and tools.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

****	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of August 31, 2008. The Fund’s composition is subject to change.

2   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2008

INCEPTION DATE	6 MONTH	1 YEAR	3 YEAR	SINCE INCEPTION
2/7/05	(1.49)%	4.88%	4.16%	4.15%

LIFE OF FUND PERFORMANCE (2/7/05 TO 8/31/08)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust, the Lehman Brothers U.S. Aggregate Index and the Lipper Intermediate U.S. Government Funds Index from February 7, 2005 to August 31, 2008. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Lehman Brothers U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

* On September 22, 2008, Barclays Capital completed its acquisition of Lehman Brothers’ North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital. Recognizing the industry significance of these indices, Barclays has indicated its commitment to maintain the family of Lehman Brothers indices and the associated index calculation, publication, and analytical infrastructure and tools.

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   3

JPMorgan Equity Index Trust

FUND COMMENTARY
AS OF AUGUST 31, 2008 (Unaudited)

FUND FACTS

Fund Inception	February 7, 2005
Fiscal Year End	Last day of February
Net Assets as of 8/31/2008 (In Thousands)	$380,673
Primary Benchmark	S&P 500 Index

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Equity Index Trust, which seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index),* returned –2.55%** for the six months ended August 31, 2008, compared to the –2.57% return for the S&P 500 Index for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Portfolio outperformed its benchmark for the period. U.S. equities, in general, had negative returns in a highly volatile market during the period. Concerns included a weak economy, problems in the housing market, stress in the credit markets, poor corporate earnings and troubled financial companies. In response, the Federal Reserve took aggressive actions, which helped buoy the market at times. However, overall market sentiment and direction in the six months was bearish, with the S&P 500 Index falling more than 20% from its peak level in October 2007 to July 2008. At the sector level, six out of 10 produced negative returns for the index. The two lowest-returning sectors were financials and industrials, with returns of –15.79% and –3.68%, respectively. The two best-performing sectors were information technology and consumer staples, with returns of 4.38% and 3.86%, respectively.

Q:	HOW WAS THE FUND MANAGED?

A:	In line with the objectives of an index strategy, the Portfolio attempted to provide investors with a pure benchmark exposure with zero active risk. The Portfolio was managed according to a full-replication index strategy — with all 500 of the stocks in the benchmark being held in the Portfolio — in strict conformity to benchmark weights. Changes to the composition and stock weightings in the index were implemented in a timely, efficient and low-cost manner. Portfolio exposures at the stock, sector and factor level were closely monitored to ensure that unintended active bets were not in place. The Portfolio was fully invested at all times in an effort to minimize market risk and eliminate cash drag on performance. Typically, the Portfolio was 99.5% invested in common stocks and 0.5% invested in equitized cash. Cash was equitized by investing in some combination of index futures contracts and exchange-traded funds.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***

1.	Exxon Mobil Corp.	3.7%
2.	General Electric Co.	2.5
3.	Microsoft Corp.	1.9
4.	Procter & Gamble Co.	1.9
5.	Johnson & Johnson	1.8
6.	AT&T, Inc.	1.7
7.	Chevron Corp.	1.6
8.	International Business Machines Corp.	1.5
9.	Apple, Inc.	1.3
10.	Cisco Systems, Inc.	1.3

PORTFOLIO COMPOSITION BY SECTOR***

Information Technology	16.4%
Financials	15.0
Energy	13.7
Health Care	12.6
Industrials	11.4
Consumer Staples	11.3
Consumer Discretionary	8.4
Materials	3.7
Utilities	3.6
Telecommunication Services	3.2
Others (each less than 1.0%)	0.7

*	“S&P 500 Index” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor, and is in no way affiliated with the Fund. The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

***	Percentages indicated are based on total investments (excluding Investments of Cash Collateral for Securities on Loan) as of August 31, 2008. The Fund’s composition is subject to change.

4   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2008

INCEPTION DATE	6 MONTH	1 YEAR	3 YEAR	SINCE INCEPTION
2/7/05	(2.55)%	(11.17)%	3.59%	3.72%

LIFE OF FUND PERFORMANCE (2/7/05 TO 8/31/08)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Equity Index Trust, the S&P 500 Index and the Lipper S&P 500 Objective Funds Index from February 7, 2005 to August 31, 2008. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the S&P 500 Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper S&P 500 Objective Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. Stock Market. It includes 500 widely held common stocks. The Lipper S&P 500 Objective Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   5

JPMorgan Intermediate Bond Trust

FUND COMMENTARY
AS OF AUGUST 31, 2008 (Unaudited)

FUND FACTS

Fund Inception	February 7, 2005
Fiscal Year End	Last day of February
Net Assets as of 8/31/2008 (In Thousands)	$282,753
Primary Benchmark	Lehman Brothers Intermediate U.S. Government/Credit Index
Average Credit Quality	AA1
Duration	4.14 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Intermediate Bond Trust, which seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities,** returned –0.48%*** for the six months ended August 31, 2008, compared to the –0.65% return for the Lehman Brothers Intermediate U.S. Government/Credit Index for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Portfolio outperformed its benchmark for the period due primarily to its better overall credit-quality profile relative to the index. The highest-quality securities (those with AAA ratings) generally generated the best performance relative to other credit-quality segments in the benchmark. Specifically, an underweight in the financial sector, which faced considerable pressure during the six months, contributed to returns. An overweight in commercial mortgage-backed securities also contributed to returns, as spreads tightened from their historically wide levels. Generally, when spreads of a particular group of securities tighten, prices rise, yields fall and total returns increase, relative to comparable-duration Treasuries.

On the downside, the Fund’s underweight in the Treasury and agency sectors detracted from performance. These sectors moved higher, driven by the market’s flight-to- quality. In addition, spread widening in the mortgage sector detracted from relative performance because the benchmark does not hold mortgages.

Q:	HOW WAS THE FUND MANAGED?

A:	We are value investors who focus on security selection. The majority of our time was spent looking for and analyzing securities, which, if selected, were generally held over time, resulting in a typically low turnover. The Portfolio’s duration positioning (price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates) was consistent with our duration management philosophy of maintaining our duration at ±10% of the benchmark.

PORTFOLIO COMPOSITION****

Collateralized Mortgage Obligations	40.9%
Corporate Bonds	25.8
Mortgage Pass-Through Securities	15.7
U.S. Treasury Obligations	11.0
Asset-Backed Securities	3.0
Commercial Mortgage-Backed Securities	1.9
U.S. Government Agency Securities	1.1
Others (each less than 1.0%)	0.6

*	On September 22, 2008, Barclays Capital completed its acquisition of Lehman Brothers’ North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital. Recognizing the industry significance of these indices, Barclays has indicated its commitment to maintain the family of Lehman Brothers indices and the associated index calculation, publication, and analytical infrastructure and tools.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

****	Percentages indicated are based on total investments (excluding Investments of Cash Collateral for Securities on Loan) as of August 31, 2008. The Fund’s composition is subject to change.

6   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2008

INCEPTION DATE	6 MONTH	1 YEAR	3 YEAR	SINCE INCEPTION
2/7/05	(0.48)%	5.71%	4.48%	4.33%

LIFE OF FUND PERFORMANCE (2/7/05 TO 8/31/08)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The Fund commenced operations on February 7, 2005.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Intermediate Bond Trust, the Lehman Brothers Intermediate U.S. Government/Credit Index and the Lipper Short-Intermediate U.S. Government Funds Index from February 7, 2005 to August 31, 2008. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Lehman Brothers Intermediate U.S. Government/Credit Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short-Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers Intermediate U.S. Government/Credit Index is an unmanaged index comprised of intermediate maturity U.S. Treasury and agency securities and investment grade corporate securities. The Lipper Short-Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

* On September 22, 2008, Barclays Capital completed its acquisition of Lehman Brothers’ North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital. Recognizing the industry significance of these indices, Barclays has indicated its commitment to maintain the family of Lehman Brothers indices and the associated index calculation, publication, and analytical infrastructure and tools.

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   7

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 97.1%
		Asset-Backed Securities — 1.9%
1,326		American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	1,332
		AmeriCredit Automobile Receivables Trust,
3,438		Series 2006-BG, Class A3, 5.21%, 10/06/11	3,386
5,065		Series 2006-BG, Class A4, 5.21%, 09/06/13	4,460
550		Series 2008-AF, Class A4, 6.96%, 10/14/14	525
1,277		Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class A, VAR, 2.84%, 04/25/36 (i)	901
		Capital One Auto Finance Trust,
3,255		Series 2007-B, Class A3A, 5.03%, 04/15/12	3,169
738		Series 2007-C, Class A2B, VAR, 2.89%, 05/17/10	730
948		Capital One Prime Auto Receivables Trust, Series 2007-2, Class A2, 5.05%, 03/15/10	952
		Citibank Credit Card Issuance Trust,
3,290		Series 2002-C2, Class C2, 6.95%, 02/18/14	3,175
1,841		Series 2005-B1, Class B1, 4.40%, 09/15/10	1,842
800		Series 2007-A3, Class A3, 6.15%, 06/15/39	747
971		Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 2.85%, 12/25/33	800
700		CNH Equipment Trust, Series 2008-B, Class A4A, 5.60%, 11/17/14	696
962		Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 3.07%, 10/25/34 (i)	767
959		Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.24%, 01/25/36	901
1,000		Discover Card Master Trust, Series 2008-A4, Class A4, 5.65%, 12/15/15	977
300		First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF17, Class A4, VAR, 2.57%, 12/25/36	222
		Ford Credit Auto Owner Trust,
2,500		Series 2006-B, Class A4, 5.25%, 09/15/11	2,508
1,400		Series 2007-B, Class A3A, 5.15%, 11/15/11	1,397
623		GE Capital Mortgage Services, Inc., Series 1999-HE1, Class M, VAR, 6.71%, 04/25/29	406
1,074		Household Automotive Trust, Series 2005-1, Class A4, 4.35%, 06/18/12	1,060
6,440		Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.10%, 06/15/12	6,468
400		Indymac Residential Asset Backed Trust, Series 2006-A, Class A3, VAR, 2.67%, 03/25/36	310
		Long Beach Mortgage Loan Trust,
650		Series 2006-8, Class 2A2, VAR, 2.56%, 09/25/36	536
1,800		Series 2006-WL2, Class 2A3, VAR, 2.67%, 01/25/36	1,464
410		MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A1, VAR, 2.51%, 08/25/36	393
		MBNA Credit Card Master Note Trust,
2,074		Series 2002-C1, Class C1, 6.80%, 07/15/14	1,999
866		Series 2003-C1, Class C1, VAR, 4.17%, 06/15/12	844
1,507		MBNA Master Credit Card Trust, Series 1999-J, Class C, 7.85%, 02/15/12 (e)	1,532
1,000		New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.50%, 11/25/33	816
300		Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.68%, 06/25/37	258
866		Structured Asset Securities Corp., Series 2002 - 23XS, Class A7, SUB, 6.08%, 11/25/32	723
427		Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.35%, 02/22/11	430
1,227		WFS Financial Owner Trust, Series 2005-1, Class A4, 3.87%, 08/17/12	1,223
		Total Asset-Backed Securities (Cost $50,394)	47,949
		Collateralized Mortgage Obligations — 51.2%
		Agency CMO — 37.0%
3,020		Federal Home Loan Bank System, Series 2000-0606, Class Y, 5.27%, 12/28/12	3,072
		Federal Home Loan Mortgage Corp. — Government National Mortgage Association,
603		Series 8, Class ZA, 7.00%, 03/25/23	638
128		Series 55, Class GL, IF, IO, 0.60%, 04/25/24	—	(h)
		Federal Home Loan Mortgage Corp. REMICS,
92		Series 11, Class D, 9.50%, 07/15/19	97
28		Series 22, Class C, 9.50%, 04/15/20	30
41		Series 23, Class F, 9.60%, 04/15/20	44
1		Series 41, Class I, HB, 84.00%, 05/15/20	2
4		Series 47, Class F, 10.00%, 06/15/20	5
18		Series 99, Class Z, 9.50%, 01/15/21	19
—	(h)	Series 204, Class E, HB, IF, 1,391.28%, 05/15/23	1
—	(h)	Series 1045, Class G, HB, 1,067.64%, 02/15/21	1
17		Series 1065, Class J, 9.00%, 04/15/21	18
6		Series 1079, Class S, HB, IF, 25.50%, 05/15/21	7
25		Series 1084, Class F, VAR, 3.45%, 05/15/21	25
17		Series 1084, Class S, HB, IF, 33.98%, 05/15/21	17
29		Series 1116, Class I, 5.50%, 08/15/21	29

SEE NOTES TO FINANCIAL STATEMENTS.

8   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
28	Series 1144, Class KB, 8.50%, 09/15/21	28
— (h)	Series 1172, Class L, HB, VAR, 1,182.96%, 11/15/21	3
1	Series 1196, Class B, HB, IF, 889.08%, 01/15/22	19
192	Series 1212, Class IZ, 8.00%, 02/15/22	196
48	Series 1250, Class J, 7.00%, 05/15/22	50
62	Series 1343, Class LA, 8.00%, 08/15/22	67
78	Series 1343, Class LB, 7.50%, 08/15/22	78
134	Series 1370, Class JA, VAR, 3.65%, 09/15/22	134
135	Series 1455, Class WB, IF, 3.43%, 12/15/22	123
620	Series 1466, Class PZ, 7.50%, 02/15/23	666
11	Series 1470, Class F, VAR, 3.83%, 02/15/23	11
768	Series 1498, Class I, VAR, 3.65%, 04/15/23	768
946	Series 1502, Class PX, 7.00%, 04/15/23	985
127	Series 1505, Class Q, 7.00%, 05/15/23	132
312	Series 1518, Class G, IF, 7.16%, 05/15/23	303
107	Series 1541, Class M, IF, 16.37%, 07/15/23	126
293	Series 1541, Class O, VAR, 3.34%, 07/15/23	281
179	Series 1558, Class D, 6.50%, 07/15/23	182
27	Series 1570, Class F, VAR, 4.33%, 08/15/23	26
1,001	Series 1573, Class PZ, 7.00%, 09/15/23	1,061
642	Series 1591, Class PV, 6.25%, 10/15/23	664
70	Series 1595, Class D, 7.00%, 10/15/13	73
219	Series 1596, Class D, 6.50%, 10/15/13	225
27	Series 1602, Class SA, IF, 14.63%, 10/15/23	31
6	Series 1604, Class SA, IF, 10.57%, 11/15/08	6
12	Series 1606, Class SC, IF, 14.70%, 11/15/08	12
41	Series 1607, Class SA, IF, 14.67%, 10/15/13	46
2,780	Series 1608, Class L, 6.50%, 09/15/23	2,909
953	Series 1609, Class LG, IF, 11.92%, 11/15/23	978
213	Series 1611, Class JA, VAR, 3.37%, 08/15/23	213
203	Series 1611, Class JB, IF, 14.49%, 08/15/23	209
19	Series 1612, Class SD, IF, 10.81%, 11/15/08	19
15	Series 1625, Class SD, IF, 8.50%, 12/15/08	15
856	Series 1638, Class H, 6.50%, 12/15/23	898
1,199	Series 1642, Class PJ, 6.00%, 11/15/23	1,229
4	Series 1659, Class SB, IF, 8.50%, 01/15/09	4
14	Series 1671, Class QC, IF, 10.00%, 02/15/24	16
55	Series 1685, Class Z, 6.00%, 11/15/23	55
18	Series 1686, Class SH, IF, 13.61%, 02/15/24	18
377	Series 1695, Class EB, 7.00%, 03/15/24	401
40	Series 1698, Class SC, IF, 10.73%, 03/15/09	40
80	Series 1699, Class FC, VAR, 3.10%, 03/15/24	79
348	Series 1700, Class GA, PO, 02/15/24	283
943	Series 1706, Class K, 7.00%, 03/15/24	995
37	Series 1709, Class FA, VAR, 3.13%, 03/15/24	36
78	Series 1745, Class D, 7.50%, 08/15/24	84
2,293	Series 1760, Class ZD, VAR, 3.48%, 02/15/24	2,288
978	Series 1798, Class F, 5.00%, 05/15/23	968
9	Series 1807, Class A, 6.00%, 11/15/08	9
14	Series 1807, Class G, 9.00%, 10/15/20	15
279	Series 1829, Class ZB, 6.50%, 03/15/26	292
43	Series 1844, Class E, 6.50%, 10/15/13	44
287	Series 1863, Class Z, 6.50%, 07/15/26	300
39	Series 1865, Class D, PO, 02/15/24	22
168	Series 1890, Class H, 7.50%, 09/15/26	179
479	Series 1899, Class ZE, 8.00%, 09/15/26	523
27	Series 1935, Class FL, VAR, 3.20%, 02/15/27	27
379	Series 1963, Class Z, 7.50%, 01/15/27	391
5	Series 1967, Class PC, PO, 10/15/08	5
58	Series 1970, Class PG, 7.25%, 07/15/27	61
567	Series 1981, Class Z, 6.00%, 05/15/27	581
247	Series 1987, Class PE, 7.50%, 09/15/27	250
3	Series 2017, Class SE, IF, 13.92%, 12/15/08	3
555	Series 2019, Class Z, 6.50%, 12/15/27	578
289	Series 2025, Class PE, 6.30%, 01/15/13	295
203	Series 2033, Class SN, IF, IO, 18.73%, 03/15/24	101
549	Series 2038, Class PN, IO, 7.00%, 03/15/28	127
983	Series 2040, Class PE, 7.50%, 03/15/28	1,015
222	Series 2043, Class CJ, 6.50%, 04/15/28	232
730	Series 2054, Class PV, 7.50%, 05/15/28	778
418	Series 2055, Class OE, 6.50%, 05/15/13	432
1,761	Series 2075, Class PH, 6.50%, 08/15/28	1,837
1,790	Series 2075, Class PM, 6.25%, 08/15/28	1,846
1,021	Series 2086, Class GB, 6.00%, 09/15/28	1,040
661	Series 2089, Class PJ, IO, 7.00%, 10/15/28	151
3,156	Series 2095, Class PE, 6.00%, 11/15/28	3,223
1,064	Series 2102, Class TC, 6.00%, 12/15/13	1,098
683	Series 2102, Class TU, 6.00%, 12/15/13	705
2,679	Series 2115, Class PE, 6.00%, 01/15/14	2,765
1,029	Series 2125, Class JZ, 6.00%, 02/15/29	1,048
186	Series 2132, Class SB, IF, 19.88%, 03/15/29	215
142	Series 2134, Class PI, IO, 6.50%, 03/15/19	23
71	Series 2135, Class UK, IO, 6.50%, 03/15/14	8
91	Series 2141, Class IO, IO, 7.00%, 04/15/29	24
20	Series 2143, Class CD, 6.00%, 02/15/28	20
193	Series 2163, Class PC, IO, 7.50%, 06/15/29	41
1,507	Series 2169, Class TB, 7.00%, 06/15/29	1,599

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
942	Series 2172, Class QC, 7.00%, 07/15/29	1,004
1,179	Series 2176, Class OJ, 7.00%, 08/15/29	1,233
133	Series 2189, Class SA, IF, 13.07%, 02/15/28	138
541	Series 2201, Class C, 8.00%, 11/15/29	572
434	Series 2209, Class TC, 8.00%, 01/15/30	456
648	Series 2210, Class Z, 8.00%, 01/15/30	683
188	Series 2224, Class CB, 8.00%, 03/15/30	196
497	Series 2230, Class Z, 8.00%, 04/15/30	543
406	Series 2234, Class PZ, 7.50%, 05/15/30	437
306	Series 2247, Class Z, 7.50%, 08/15/30	328
438	Series 2256, Class MC, 7.25%, 09/15/30	463
969	Series 2259, Class ZM, 7.00%, 10/15/30	1,012
32	Series 2261, Class ZY, 7.50%, 10/15/30	33
117	Series 2262, Class Z, 7.50%, 10/15/30	120
951	Series 2271, Class PC, 7.25%, 12/15/30	973
1,555	Series 2283, Class K, 6.50%, 12/15/23	1,640
595	Series 2296, Class PD, 7.00%, 03/15/31	628
177	Series 2306, Class K, PO, 05/15/24	144
419	Series 2306, Class SE, IF, IO, 6.62%, 05/15/24	66
620	Series 2313, Class LA, 6.50%, 05/15/31	647
218	Series 2323, Class VO, 6.00%, 10/15/22	221
1,183	Series 2325, Class PM, 7.00%, 06/15/31	1,269
3,086	Series 2344, Class QG, 6.00%, 08/15/16	3,201
7,095	Series 2344, Class ZD, 6.50%, 08/15/31	7,409
610	Series 2344, Class ZJ, 6.50%, 08/15/31	635
628	Series 2345, Class NE, 6.50%, 08/15/31	653
819	Series 2345, Class PQ, 6.50%, 08/15/16	859
830	Series 2351, Class PZ, 6.50%, 08/15/31	877
7,061	Series 2353, Class AZ, 6.00%, 09/15/31	7,233
1,124	Series 2353, Class TD, 6.00%, 09/15/16	1,170
915	Series 2355, Class BP, 6.00%, 09/15/16	949
522	Series 2359, Class PM, 6.00%, 09/15/16	542
1,417	Series 2359, Class ZB, 8.50%, 06/15/31	1,563
1,750	Series 2360, Class PG, 6.00%, 09/15/16	1,814
187	Series 2362, Class PD, 6.50%, 06/15/20	188
431	Series 2363, Class PF, 6.00%, 09/15/16	447
770	Series 2366, Class MD, 6.00%, 10/15/16	780
1,165	Series 2367, Class ME, 6.50%, 10/15/31	1,207
3,004	Series 2391, Class QR, 5.50%, 12/15/16	3,070
617	Series 2391, Class VQ, 6.00%, 10/15/12	634
681	Series 2392, Class PV, 6.00%, 12/15/20	688
1,049	Series 2394, Class MC, 6.00%, 12/15/16	1,088
1,495	Series 2399, Class OH, 6.50%, 01/15/32	1,557
2,307	Series 2399, Class TH, 6.50%, 01/15/32	2,401
2,135	Series 2410, Class NG, 6.50%, 02/15/32	2,222
600	Series 2410, Class OE, 6.38%, 02/15/32	621
1,653	Series 2410, Class QS, IF, 13.09%, 02/15/32	1,700
533	Series 2410, Class QX, IF, IO, 6.18%, 02/15/32	60
200	Series 2412, Class SE, IF, 11.29%, 02/15/09	203
1,366	Series 2412, Class SP, IF, 11.17%, 02/15/32	1,352
2,951	Series 2420, Class XK, 6.50%, 02/15/32	3,072
1,173	Series 2423, Class MC, 7.00%, 03/15/32	1,230
1,252	Series 2423, Class MT, 7.00%, 03/15/32	1,313
941	Series 2425, Class OB, 6.00%, 03/15/17	977
2,260	Series 2430, Class WF, 6.50%, 03/15/32	2,351
1,786	Series 2434, Class TC, 7.00%, 04/15/32	1,871
565	Series 2435, Class CJ, 6.50%, 04/15/32	584
1,884	Series 2435, Class VH, 6.00%, 07/15/19	1,925
1,522	Series 2436, Class MC, 7.00%, 04/15/32	1,602
1,094	Series 2444, Class ES, IF, IO, 5.48%, 03/15/32	115
681	Series 2450, Class GZ, 7.00%, 05/15/32	708
875	Series 2450, Class SW, IF, IO, 5.53%, 03/15/32	92
247	Series 2454, Class BG, 6.50%, 08/15/31	251
3,791	Series 2455, Class GK, 6.50%, 05/15/32	3,949
769	Series 2458, Class QE, 5.50%, 06/15/17	786
2,725	Series 2460, Class VZ, 6.00%, 11/15/29	2,795
1,732	Series 2462, Class JG, 6.50%, 06/15/32	1,812
1,921	Series 2466, Class PG, 6.50%, 04/15/32	2,003
942	Series 2466, Class PH, 6.50%, 06/15/32	972
1,802	Series 2474, Class NR, 6.50%, 07/15/32	1,875
433	Series 2480, Class PV, 6.00%, 07/15/11	442
2,012	Series 2484, Class LZ, 6.50%, 07/15/32	2,101
575	Series 2498, Class UD, 5.50%, 06/15/16	580
2,260	Series 2500, Class MC, 6.00%, 09/15/32	2,237
354	Series 2503, Class BH, 5.50%, 09/15/17	362
1,755	Series 2508, Class AQ, 5.50%, 10/15/17	1,791
1,130	Series 2512, Class PG, 5.50%, 10/15/22	1,110
840	Series 2513, Class TG, 6.00%, 02/15/32	862
1,503	Series 2513, Class YO, PO, 02/15/32	1,300
3,357	Series 2515, Class DE, 4.00%, 03/15/32	3,161
1,216	Series 2518, Class PX, 5.50%, 09/15/13	1,246
335	Series 2519, Class BT, 8.50%, 09/15/31	363
302	Series 2521, Class PU, 5.50%, 05/15/10	306
1,647	Series 2527, Class VU, 5.50%, 10/15/13	1,684
1,695	Series 2535, Class BK, 5.50%, 12/15/22	1,715
2,260	Series 2537, Class TE, 5.50%, 12/15/17	2,289
733	Series 2541, Class GX, 5.50%, 02/15/17	744
1,884	Series 2543, Class YX, 6.00%, 12/15/32	1,854
2,449	Series 2544, Class HC, 6.00%, 12/15/32	2,431
2,532	Series 2552, Class ME, 6.00%, 01/15/33	2,516

SEE NOTES TO FINANCIAL STATEMENTS.

10   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
1,275	Series 2565, Class MB, 6.00%, 05/15/30	1,310
1,281	Series 2567, Class QD, 6.00%, 02/15/33	1,253
413	Series 2571, Class SK, IF, 23.86%, 09/15/23	519
3,767	Series 2575, Class ME, 6.00%, 02/15/33	3,707
1,621	Series 2586, Class WI, IO, 6.50%, 03/15/33	417
2,000	Series 2587, Class WX, 5.00%, 03/15/18	1,971
1,329	Series 2594, Class VA, 6.00%, 03/15/14	1,359
2,648	Series 2594, Class VP, 6.00%, 02/15/14	2,694
3,540	Series 2594, Class VQ, 6.00%, 08/15/20	3,615
1,380	Series 2596, Class QG, 6.00%, 03/15/33	1,378
4,591	Series 2597, Class DS, IF, IO, 5.08%, 02/15/33	453
5,900	Series 2599, Class DS, IF, IO, 4.53%, 02/15/33	510
7,559	Series 2610, Class DS, IF, IO, 4.63%, 03/15/33	713
7,494	Series 2611, Class SH, IF, IO, 5.18%, 10/15/21	660
1,130	Series 2611, Class UH, 4.50%, 05/15/18	1,081
4,877	Series 2617, Class AK, 4.50%, 05/15/18	4,620
1,697	Series 2617, Class GR, 4.50%, 05/15/18	1,628
284	Series 2619, Class HR, 3.50%, 11/15/31	266
1,145	Series 2619, Class IM, IO, 5.00%, 10/15/21	154
535	Series 2624, Class IU, IO, 5.00%, 06/15/33	186
7,570	Series 2626, Class NS, IF, IO, 4.08%, 06/15/23	794
856	Series 2628, Class WA, 4.00%, 07/15/28	838
1,160	Series 2630, Class KN, 2.50%, 04/15/13	1,158
2,260	Series 2631, Class LC, 4.50%, 06/15/18	2,174
1,463	Series 2636, Class Z, 4.50%, 06/15/18	1,405
2,102	Series 2637, Class SA, IF, IO, 3.63%, 06/15/18	157
169	Series 2638, Class DS, IF, 6.13%, 07/15/23	142
2,514	Series 2638, Class SA, IF, IO, 4.63%, 11/15/16	171
829	Series 2640, Class UG, IO, 5.00%, 01/15/32	230
659	Series 2640, Class UR, IO, 4.50%, 08/15/17	52
532	Series 2643, Class HI, IO, 4.50%, 12/15/16	41
1,856	Series 2650, Class PO, PO, 12/15/32	1,511
6,206	Series 2650, Class SO, PO, 12/15/32	5,057
2,487	Series 2651, Class VZ, 4.50%, 07/15/18	2,384
1,309	Series 2656, Class SH, IF, 14.20%, 02/15/25	1,331
568	Series 2663, Class EO, PO, 08/15/33	313
3,168	Series 2668, Class SB, IF, 5.01%, 10/15/15	3,013
1,884	Series 2672, Class ME, 5.00%, 11/15/22	1,865
617	Series 2672, Class SJ, IF, 4.96%, 09/15/16	572
5,760	Series 2675, Class CK, 4.00%, 09/15/18	5,401
2,430	Series 2682, Class YS, IF, 5.30%, 10/15/33	1,638
241	Series 2683, Class VA, 5.50%, 02/15/21	245
16,500	Series 2684, Class PO, PO, 01/15/33	11,333
3,014	Series 2684, Class TO, PO, 10/15/33	1,508
1,197	Series 2686, Class GB, 5.00%, 05/15/20	1,210
2,929	Series 2686, Class NS, IF, IO, 5.13%, 10/15/21	303
1,086	Series 2686, Class SO, IF, 9.27%, 07/15/26	1,102
1,538	Series 2691, Class ME, 4.50%, 04/15/32	1,471
1,807	Series 2691, Class WS, IF, 5.30%, 10/15/33	1,195
1,742	Series 2695, Class DE, 4.00%, 01/15/17	1,714
1,199	Series 2695, Class DG, 4.00%, 10/15/18	1,131
608	Series 2696, Class CO, PO, 10/15/18	421
533	Series 2696, Class SM, IF, 9.27%, 12/15/26	540
1,205	Series 2702, Class PC, 5.00%, 01/15/23	1,192
1,217	Series 2705, Class SC, IF, 5.30%, 11/15/33	810
2,298	Series 2705, Class SD, IF, 5.83%, 11/15/33	1,642
1,712	Series 2715, Class OG, 5.00%, 01/15/23	1,672
3,014	Series 2716, Class UN, 4.50%, 12/15/23	2,792
1,607	Series 2720, Class PC, 5.00%, 12/15/23	1,588
712	Series 2721, Class PI, IO, 5.00%, 05/15/16	8
7,722	Series 2727, Class BS, IF, 5.38%, 01/15/34	4,791
269	Series 2727, Class PO, PO, 01/15/34	136
51	Series 2733, Class GF, VAR, 0.00%, 09/15/33	41
844	Series 2739, Class S, IF, 7.07%, 01/15/34	566
1,020	Series 2744, Class FE, VAR, 0.00%, 02/15/34	713
132	Series 2744, Class PC, 5.50%, 01/15/31	132
1,705	Series 2744, Class PE, 5.50%, 02/15/34	1,735
3,332	Series 2744, Class TU, 5.50%, 05/15/32	3,377
45	Series 2749, Class PK, IO, 5.00%, 09/15/22	—	(h)
2,445	Series 2751, Class BA, 4.00%, 10/15/18	2,307
789	Series 2753, Class S, IF, 7.07%, 02/15/34	530
3,833	Series 2755, Class PA, PO, 02/15/29	3,367
2,376	Series 2755, Class SA, IF, 9.27%, 05/15/30	2,327
1,519	Series 2762, Class LO, PO, 03/15/34	820
838	Series 2766, Class SX, IF, 9.11%, 03/15/34	593
705	Series 2769, Class PO, PO, 03/15/34	356
455	Series 2771, Class FG, VAR, 0.00%, 03/15/34	311
2,139	Series 2776, Class SK, IF, 5.38%, 04/15/34	1,428
1,506	Series 2777, Class OM, PO, 12/15/32	991
707	Series 2778, Class BS, IF, 9.58%, 04/15/34	591
7,876	Series 2778, Class US, IF, IO, 4.73%, 06/15/33	654
854	Series 2780, Class JG, 4.50%, 04/15/19	813
1,284	Series 2783, Class AT, 4.00%, 04/15/19	1,172
1,737	Series 2809, Class UB, 4.00%, 09/15/17	1,703
5,515	Series 2809, Class UC, 4.00%, 06/15/19	5,120
255	Series 2827, Class SQ, IF, 7.50%, 01/15/19	266
2,749	Series 2827, Class XO, PO, 01/15/23	2,044
462	Series 2835, Class QO, PO, 12/15/32	372
689	Series 2838, Class FQ, VAR, 2.92%, 08/15/34	665
2,434	Series 2840, Class JO, PO, 06/15/23	1,790

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
64	Series 2841, Class GO, PO, 08/15/34	34
1,141	Series 2841, Class YA, 5.50%, 07/15/27	1,159
927	Series 2846, Class PO, PO, 08/15/34	452
604	Series 2849, Class PO, PO, 08/15/34	386
1,470	Series 2870, Class KC, 4.25%, 05/15/18	1,456
3,000	Series 2872, Class JE, 4.50%, 02/15/18	2,971
152	Series 2888, Class SL, IF, 7.47%, 11/15/34	125
1,145	Series 2890, Class DO, PO, 11/15/34	619
3,353	Series 2934, Class EC, PO, 02/15/20	2,741
675	Series 2934, Class EN, PO, 02/15/18	556
325	Series 2949, Class GU, IF, 22.40%, 03/15/35	313
286	Series 2958, Class KB, 5.50%, 04/15/35	291
856	Series 2958, Class QD, 4.50%, 04/15/20	823
3,425	Series 2965, Class GD, 4.50%, 04/15/20	3,276
8,562	Series 2971, Class GB, 5.00%, 11/15/16	8,698
856	Series 2971, Class GC, 5.00%, 07/15/18	860
942	Series 2975, Class KO, PO, 05/15/35	477
1,148	Series 2989, Class PO, PO, 06/15/23	844
4,281	Series 3004, Class EK, 5.50%, 07/15/35	4,078
576	Series 3007, Class AI, IO, 5.50%, 07/15/24	103
467	Series 3014, Class OD, PO, 08/15/35	294
572	Series 3044, Class VO, PO, 10/15/35	312
6,452	Series 3047, Class OB, 5.50%, 12/15/33	6,598
944	Series 3047, Class OD, 5.50%, 10/15/35	920
3,095	Series 3064, Class MC, 5.50%, 11/15/35	2,924
2,141	Series 3064, Class OB, 5.50%, 07/15/29	2,183
1,118	Series 3068, Class AO, PO, 01/15/35	920
751	Series 3068, Class MO, PO, 01/15/23	523
2,660	Series 3068, Class QB, 4.50%, 06/15/20	2,555
2,141	Series 3074, Class BH, 5.00%, 11/15/35	2,038
4,102	Series 3100, Class MA, VAR, 7.49%, 12/15/35	3,727
375	Series 3101, Class EA, 6.00%, 06/15/20	382
3,872	Series 3117, Class EO, PO, 02/15/36	2,987
2,497	Series 3117, Class OK, PO, 02/15/36	1,794
2,536	Series 3118, Class DM, 5.00%, 02/15/24	2,401
105	Series 3122, Class ZB, 6.00%, 03/15/36	101
3,410	Series 3134, Class PO, PO, 03/15/36	2,494
4,223	Series 3138, Class PO, PO, 04/15/36	3,096
2,985	Series 3150, Class PO, PO, 05/15/36	2,285
2,055	Series 3151, Class UC, 5.50%, 08/15/35	2,030
1,683	Series 3152, Class MO, PO, 03/15/36	1,251
1,797	Series 3158, Class LX, VAR, 0.00%, 05/15/36	1,263
491	Series 3164, Class CF, VAR, 0.00%, 04/15/33	340
5,086	Series 3179, Class OA, PO, 07/15/36	4,080
838	Series 3189, Class SN, IF, 10.57%, 11/15/35	896
2,388	Series 3211, Class SO, PO, 09/15/36	1,728
1,655	Series 3218, Class AO, PO, 09/15/36	1,192
1,678	Series 3233, Class OP, PO, 05/15/36	1,319
1,655	Series 3256, Class PO, PO, 12/15/36	1,206
5,620	Series 3260, Class CS, IF, IO, 3.67%, 01/15/37	399
1,786	Series 3261, Class OA, PO, 01/15/37	1,313
2,368	Series 3274, Class JO, PO, 02/15/37	1,676
829	Series 3318, Class AO, PO, 05/15/37	561
2,643	Series 3318, Class EO, PO, 05/15/37	1,898
865	Series 3325, Class OB, PO, 06/15/37	652
2,826	Series 3331, Class PO, PO, 06/15/37	2,110
2,100	Series 3334, Class MC, 5.00%, 04/15/33	2,036
23,570	Series 3430, Class AI, IO, 1.42%, 09/15/12	719
	Federal Home Loan Mortgage Corp. STRIPS,
8	Series 134, Class B, IO, 9.00%, 04/01/22	2
1,515	Series 243, Class 16, IO, 4.50%, 11/15/20	243
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
934	Series T-41, Class 3A, VAR, 7.50%, 07/25/32	951
589	Series T-51, Class 2A, VAR, 7.50%, 08/25/42	622
2,985	Series T-54, Class 2A, 6.50%, 02/25/43	3,060
1,010	Series T-54, Class 3A, 7.00%, 02/25/43	1,075
440	Series T-58, Class APO, PO, 09/25/43	363
	Federal National Mortgage Association REMICS,
18	Series 1988-7, Class Z, 9.25%, 04/25/18	20
42	Series 1989-70, Class G, 8.00%, 10/25/19	46
16	Series 1989-78, Class H, 9.40%, 11/25/19	17
31	Series 1989-83, Class H, 8.50%, 11/25/19	34
30	Series 1989-89, Class H, 9.00%, 11/25/19	33
25	Series 1990-1, Class D, 8.80%, 01/25/20	27
5	Series 1990-60, Class K, 5.50%, 06/25/20	5
9	Series 1990-63, Class H, 9.50%, 06/25/20	10
9	Series 1990-93, Class G, 5.50%, 08/25/20	9
— (h)	Series 1990-94, Class H, HB, 505.00%, 08/25/20	3
— (h)	Series 1990-95, Class J, HB, 1,118.04%, 08/25/20	5
39	Series 1990-102, Class J, 6.50%, 08/25/20	40
65	Series 1990-120, Class H, 9.00%, 10/25/20	72
6	Series 1990-134, Class SC, IF, 17.85%, 11/25/20	6
— (h)	Series 1990-140, Class K, HB, IO, 652.15%, 12/25/20	7
— (h)	Series 1991-7, Class K, HB, 907.68%, 02/25/21	1
27	Series 1991-24, Class Z, 5.00%, 03/25/21	27
20	Series 1992-38, Class Z, 7.50%, 02/25/22	20

SEE NOTES TO FINANCIAL STATEMENTS.

12   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
5	Series 1992-101, Class J, 7.50%, 06/25/22	5
159	Series 1992-136, Class PK, 6.00%, 08/25/22	163
105	Series 1992-143, Class MA, 5.50%, 09/25/22	107
282	Series 1992-163, Class M, 7.75%, 09/25/22	302
527	Series 1992-188, Class PZ, 7.50%, 10/25/22	568
214	Series 1993-21, Class KA, 7.70%, 03/25/23	229
310	Series 1993-25, Class J, 7.50%, 03/25/23	331
82	Series 1993-27, Class SA, IF, 15.50%, 02/25/23	92
127	Series 1993-62, Class SA, IF, 13.93%, 04/25/23	144
1	Series 1993-164, Class SC, IF, 12.40%, 09/25/08	1
66	Series 1993-165, Class SD, IF, 8.85%, 09/25/23	71
144	Series 1993-165, Class SK, IF, 12.50%, 09/25/23	150
269	Series 1993-167, Class GA, 7.00%, 09/25/23	278
1	Series 1993-175, Class SA, IF, 13.19%, 09/25/08	1
98	Series 1993-179, Class SB, IF, 17.37%, 10/25/23	115
65	Series 1993-179, Class SC, IF, 10.50%, 10/25/23	66
— (h)	Series 1993-186, Class SA, IF, 9.25%, 09/25/08	—	(h)
3	Series 1993-190, Class S, IF, 10.57%, 10/25/08	3
1	Series 1993-196, Class FA, VAR, 3.73%, 10/25/08	1
1	Series 1993-196, Class SB, IF, 9.25%, 10/25/08	1
3	Series 1993-197, Class SB, IF, 10.39%, 10/25/08	3
376	Series 1993-199, Class FA, VAR, 3.05%, 10/25/23	374
184	Series 1993-205, Class H, PO, 09/25/23	139
342	Series 1993-220, Class SG, IF, 11.00%, 11/25/13	365
15	Series 1993-221, Class FH, VAR, 3.60%, 12/25/08	15
7	Series 1993-221, Class SE, IF, 9.50%, 12/25/08	7
244	Series 1993-225, Class UB, 6.50%, 12/25/23	254
73	Series 1993-230, Class FA, VAR, 3.10%, 12/25/23	72
283	Series 1993-247, Class FE, VAR, 3.50%, 12/25/23	282
131	Series 1993-247, Class SU, IF, 10.12%, 12/25/23	151
516	Series 1993-250, Class Z, 7.00%, 12/25/23	542
1,765	Series 1993-257, Class C, PO, 06/25/23	1,528
6	Series 1994-12, Class FC, VAR, 3.88%, 01/25/09	6
1	Series 1994-33, Class F, VAR, 2.90%, 03/25/09	1
12	Series 1994-33, Class FA, VAR, 3.83%, 03/25/09	12
65	Series 1994-34, Class DZ, 6.00%, 03/25/09	65
1,145	Series 1994-37, Class L, 6.50%, 03/25/24	1,209
5,456	Series 1994-40, Class Z, 6.50%, 03/25/24	5,696
38	Series 1994-55, Class G, 6.75%, 12/25/23	38
176	Series 1995-2, Class Z, 8.50%, 01/25/25	187
269	Series 1995-19, Class Z, 6.50%, 11/25/23	284
1,166	Series 1996-14, Class SE, IF, IO, 6.64%, 08/25/23	180
— (h)	Series 1996-20, Class L, PO, 09/25/08	—	(h)
14	Series 1996-24, Class E, PO, 03/25/09	14
40	Series 1996-27, Class FC, VAR, 3.00%, 03/25/17	40
2	Series 1996-39, Class J, PO, 09/25/08	2
98	Series 1996-59, Class J, 6.50%, 08/25/22	103
1,071	Series 1997-20, Class IO, IO, VAR, 1.84%, 03/25/27	37
68	Series 1997-27, Class J, 7.50%, 04/18/27	71
113	Series 1997-29, Class J, 7.50%, 04/20/27	121
748	Series 1997-39, Class PD, 7.50%, 05/20/27	787
432	Series 1997-42, Class EN, 7.25%, 07/18/27	449
119	Series 1997-42, Class ZC, 6.50%, 07/18/27	125
11	Series 1997-51, Class PM, IO, 7.00%, 05/18/12	—	(h)
1,674	Series 1997-61, Class ZC, 7.00%, 02/25/23	1,765
327	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	79
58	Series 1998-4, Class C, PO, 04/25/23	47
10	Series 1998-27, Class B, PO, 12/25/08	10
1,317	Series 1998-36, Class ZB, 6.00%, 07/18/28	1,345
393	Series 1998-43, Class SA, IF, IO, 13.62%, 04/25/23	113
649	Series 1998-66, Class SB, IF, IO, 5.68%, 12/25/28	69
322	Series 1999-17, Class C, 6.35%, 04/25/29	333
1,403	Series 1999-18, Class Z, 5.50%, 04/18/29	1,361
743	Series 1999-38, Class SK, IF, IO, 5.58%, 08/25/23	70
182	Series 1999-52, Class NS, IF, 16.46%, 10/25/23	204
447	Series 1999-62, Class PB, 7.50%, 12/18/29	476
1,400	Series 2000-2, Class ZE, 7.50%, 02/25/30	1,504
598	Series 2000-20, Class SA, IF, IO, 6.63%, 07/25/30	59
106	Series 2000-52, Class IO, IO, 8.50%, 01/25/31	29
644	Series 2001-4, Class PC, 7.00%, 03/25/21	684
533	Series 2001-5, Class OW, 6.00%, 03/25/16	549

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
458	Series 2001-7, Class PF, 7.00%, 03/25/31	480
1,894	Series 2001-7, Class PR, 6.00%, 03/25/16	1,973
2,221	Series 2001-10, Class PR, 6.00%, 04/25/16	2,307
1,117	Series 2001-30, Class PM, 7.00%, 07/25/31	1,175
947	Series 2001-31, Class VD, 6.00%, 05/25/31	973
2,074	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	468
1,122	Series 2001-36, Class DE, 7.00%, 08/25/31	1,183
2,413	Series 2001-44, Class MY, 7.00%, 09/25/31	2,528
434	Series 2001-44, Class PD, 7.00%, 09/25/31	455
514	Series 2001-44, Class PU, 7.00%, 09/25/31	538
3,588	Series 2001-48, Class Z, 6.50%, 09/25/21	3,752
160	Series 2001-49, Class DQ, 6.00%, 11/25/15	161
462	Series 2001-49, Class Z, 6.50%, 09/25/31	481
357	Series 2001-52, Class KB, 6.50%, 10/25/31	371
189	Series 2001-52, Class XM, 6.50%, 11/25/10	192
1,288	Series 2001-52, Class XN, 6.50%, 11/25/15	1,347
371	Series 2001-61, Class VB, 7.00%, 12/25/16	371
3,469	Series 2001-61, Class Z, 7.00%, 11/25/31	3,614
641	Series 2001-71, Class MB, 6.00%, 12/25/16	664
1,435	Series 2001-71, Class QE, 6.00%, 12/25/16	1,486
341	Series 2001-72, Class SX, IF, 11.71%, 12/25/31	342
1,913	Series 2001-74, Class MB, 6.00%, 12/25/16	1,992
1,515	Series 2001-80, Class PE, 6.00%, 07/25/29	1,555
422	Series 2002-1, Class HC, 6.50%, 02/25/22	440
422	Series 2002-1, Class SA, IF, 17.15%, 02/25/32	480
283	Series 2002-1, Class UD, IF, 15.75%, 12/25/23	309
1,762	Series 2002-2, Class UC, 6.00%, 02/25/17	1,813
4,900	Series 2002-3, Class OG, 6.00%, 02/25/17	5,076
1,050	Series 2002-7, Class OG, 6.00%, 03/25/17	1,088
3,435	Series 2002-7, Class TG, 6.00%, 03/25/17	3,559
314	Series 2002-8, Class SR, IF, 11.28%, 03/25/09	319
1,039	Series 2002-10, Class SB, IF, 13.27%, 03/25/17	1,099
996	Series 2002-11, Class QG, 5.50%, 03/25/17	1,014
3,607	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	218
63	Series 2002-13, Class ST, IF, 10.00%, 03/25/32	67
7,054	Series 2002-18, Class PC, 5.50%, 04/25/17	7,211
1,119	Series 2002-19, Class PE, 6.00%, 04/25/17	1,159
192	Series 2002-21, Class LO, PO, 04/25/32	139
1,548	Series 2002-21, Class PE, 6.50%, 04/25/32	1,609
1,130	Series 2002-24, Class AJ, 6.00%, 04/25/17	1,169
3,635	Series 2002-28, Class PK, 6.50%, 05/25/32	3,779
1,077	Series 2002-37, Class Z, 6.50%, 06/25/32	1,125
753	Series 2002-42, Class C, 6.00%, 07/25/17	781
3,767	Series 2002-48, Class GH, 6.50%, 11/25/32	3,996
808	Series 2002-55, Class QE, 5.50%, 09/25/17	820
11,208	Series 2002-56, Class UC, 5.50%, 09/25/17	11,430
476	Series 2002-61, Class PE, 5.50%, 05/25/16	478
1,179	Series 2002-62, Class ZE, 5.50%, 11/25/17	1,200
1,086	Series 2002-63, Class KC, 5.00%, 10/25/17	1,093
306	Series 2002-73, Class S, IF, 10.07%, 11/25/09	310
3,014	Series 2002-74, Class LD, 5.00%, 01/25/16	3,041
4,259	Series 2002-74, Class PD, 5.00%, 11/25/15	4,291
2,799	Series 2002-74, Class VB, 6.00%, 11/25/31	2,835
1,511	Series 2002-77, Class S, IF, 9.95%, 12/25/32	1,452
2,284	Series 2002-83, Class CS, 6.88%, 08/25/23	2,403
347	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	49
356	Series 2002-93, Class PD, 3.50%, 02/25/29	352
3,107	Series 2002-94, Class BK, 5.50%, 01/25/18	3,144
2,000	Series 2003-3, Class HJ, 5.00%, 02/25/18	1,981
708	Series 2003-8, Class SB, IF, IO, 5.18%, 03/25/16	28
2,524	Series 2003-22, Class UD, 4.00%, 04/25/33	1,998
675	Series 2003-27, Class DW, 4.50%, 04/25/17	664
1,758	Series 2003-34, Class AX, 6.00%, 05/25/33	1,768
1,516	Series 2003-34, Class ED, 6.00%, 05/25/33	1,470
236	Series 2003-35, Class UC, 3.75%, 05/25/33	226
708	Series 2003-39, Class IO, IO, VAR, 6.00%, 05/25/33	190
1,319	Series 2003-39, Class LW, 5.50%, 05/25/23	1,260
1,884	Series 2003-41, Class PE, 5.50%, 05/25/23	1,904
735	Series 2003-42, Class GB, 4.00%, 05/25/33	657
753	Series 2003-47, Class PE, 5.75%, 06/25/33	721
1,083	Series 2003-52, Class SX, IF, 15.53%, 10/25/31	1,185
362	Series 2003-60, Class NJ, 5.00%, 07/25/21	361
784	Series 2003-64, Class SX, IF, 7.59%, 07/25/33	607
1,055	Series 2003-65, Class CI, IO, 4.50%, 03/25/15	45
431	Series 2003-67, Class VQ, 7.00%, 01/25/19	465
369	Series 2003-68, Class QP, 3.00%, 07/25/22	349
1,744	Series 2003-71, Class DS, IF, 4.18%, 08/25/33	1,035
3,772	Series 2003-73, Class GA, 3.50%, 05/25/31	3,569
469	Series 2003-74, Class SH, IF, 5.72%, 08/25/33	324
1,663	Series 2003-76, Class GQ, 4.50%, 08/25/18	1,609
9,282	Series 2003-80, Class SY, IF, IO, 5.18%, 06/25/23	1,125
1,350	Series 2003-81, Class LC, 4.50%, 09/25/18	1,299
5,092	Series 2003-83, Class PG, 5.00%, 06/25/23	5,031
2,925	Series 2003-86, Class KR, 4.50%, 09/25/16	2,887
1,203	Series 2003-91, Class SD, IF, 8.38%, 09/25/33	1,131
336	Series 2003-92, Class SH, IF, 6.34%, 09/25/18	287

SEE NOTES TO FINANCIAL STATEMENTS.

14   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
2,260	Series 2003-106, Class US, IF, 5.37%, 11/25/23	1,617
302	Series 2003-106, Class WS, IF, 6.40%, 02/25/23	253
1,284	Series 2003-113, Class PC, 4.00%, 03/25/15	1,284
5,647	Series 2003-116, Class SB, IF, IO, 5.13%, 11/25/33	565
5,137	Series 2003-117, Class JB, 3.50%, 06/25/33	4,683
1,507	Series 2003-122, Class TE, 5.00%, 12/25/22	1,484
1,290	Series 2003-128, Class KE, 4.50%, 01/25/14	1,292
856	Series 2003-128, Class NG, 4.00%, 01/25/19	800
1,026	Series 2003-130, Class SX, IF, 7.81%, 01/25/34	1,004
942	Series 2003-132, Class OA, PO, 08/25/33	682
4,451	Series 2004-4, Class QI, IF, IO, 4.63%, 06/25/33	492
421	Series 2004-4, Class QM, IF, 9.26%, 06/25/33	404
2,393	Series 2004-10, Class SC, IF, 18.71%, 02/25/34	2,711
1,988	Series 2004-14, Class SD, IF, 5.37%, 03/25/34	1,294
1,655	Series 2004-21, Class CO, PO, 04/25/34	824
674	Series 2004-22, Class A, 4.00%, 04/25/19	627
1,130	Series 2004-25, Class PC, 5.50%, 01/25/34	1,140
4,692	Series 2004-25, Class SA, IF, 12.73%, 04/25/34	4,873
7,708	Series 2004-27, Class HB, 4.00%, 05/25/19	7,029
753	Series 2004-36, Class PC, 5.50%, 02/25/34	755
3,730	Series 2004-36, Class SA, IF, 12.73%, 05/25/34	3,846
1,662	Series 2004-36, Class SN, IF, 9.26%, 07/25/33	1,589
4,281	Series 2004-37, Class AG, 4.50%, 11/25/32	4,071
8,042	Series 2004-46, Class HS, IF, IO, 3.53%, 05/25/30	456
1,783	Series 2004-46, Class QB, IF, 14.11%, 05/25/34	1,828
1,597	Series 2004-51, Class SY, IF, 9.30%, 07/25/34	1,512
942	Series 2004-53, Class NC, 5.50%, 07/25/24	947
3,108	Series 2004-59, Class BG, PO, 12/25/32	2,360
238	Series 2004-61, Class SK, IF, 8.50%, 11/25/32	224
2,292	Series 2004-70, Class JA, 4.50%, 10/25/19	2,189
793	Series 2004-76, Class CL, 4.00%, 10/25/19	743
1,789	Series 2004-79, Class SP, IF, 13.00%, 11/25/34	1,856
377	Series 2004-81, Class AC, 4.00%, 11/25/19	352
1,319	Series 2004-92, Class JO, PO, 12/25/34	1,249
1,525	Series 2005-28, Class JA, 5.00%, 04/25/35	1,415
908	Series 2005-47, Class AN, 5.00%, 12/25/16	917
1,912	Series 2005-52, Class PA, 6.50%, 06/25/35	1,986
6,048	Series 2005-56, Class S, IF, IO, 4.24%, 07/25/35	495
1,665	Series 2005-59, Class PC, 5.50%, 03/25/31	1,675
992	Series 2005-66, Class SG, IF, 11.20%, 07/25/35	952
1,284	Series 2005-68, Class BC, 5.25%, 06/25/35	1,230
4,733	Series 2005-68, Class PG, 5.50%, 08/25/35	4,777
1,927	Series 2005-68, Class UC, 5.00%, 06/25/35	1,858
23,729	Series 2005-84, Class XM, 5.75%, 10/25/35	24,208
989	Series 2005-98, Class GO, PO, 11/25/35	515
3,425	Series 2005-109, Class PC, 6.00%, 12/25/35	3,488
21,496	Series 2005-110, Class GJ, 5.50%, 11/25/30	21,891
14,556	Series 2005-110, Class GK, 5.50%, 08/25/34	14,380
4,326	Series 2005-110, Class GL, 5.50%, 12/25/35	4,127
2,997	Series 2005-110, Class MN, 5.50%, 06/25/35	3,004
3,635	Series 2005-116, Class PB, 6.00%, 04/25/34	3,740
3,000	Series 2005-118, Class PN, 6.00%, 01/25/32	3,067
700	Series 2005-123, Class LO, PO, 01/25/36	431
1,844	Series 2006-15, Class OT, PO, 01/25/36	1,516
1,900	Series 2006-16, Class OA, PO, 03/25/36	1,456
1,689	Series 2006-22, Class AO, PO, 04/25/36	1,280
807	Series 2006-23, Class KO, PO, 04/25/36	621
3,149	Series 2006-39, Class WC, 5.50%, 01/25/36	3,118
4,539	Series 2006-44, Class GO, PO, 06/25/36	3,493
12,378	Series 2006-44, Class P, PO, 12/25/33	9,414
2,000	Series 2006-46, Class UC, 5.50%, 12/25/35	1,974
967	Series 2006-53, Class JO, PO, 06/25/36	479
2,600	Series 2006-56, Class PO, PO, 07/25/36	2,002
5,179	Series 2006-58, Class AP, PO, 07/25/36	3,994
2,023	Series 2006-58, Class PO, PO, 07/25/36	1,553
4,987	Series 2006-59, Class QO, PO, 01/25/33	3,897
2,302	Series 2006-60, Class DZ, 6.50%, 07/25/36	2,359
3,059	Series 2006-65, Class QO, PO, 07/25/36	2,343
859	Series 2006-72, Class TO, PO, 08/25/36	670
6,105	Series 2006-77, Class PC, 6.50%, 08/25/36	6,426
1,559	Series 2006-90, Class AO, PO, 09/25/36	1,211
821	Series 2006-109, Class PO, PO, 11/25/36	622
8,468	Series 2006-110, Class PO, PO, 11/25/36	6,202
793	Series 2006-111, Class EO, PO, 11/25/36	585
1,684	Series 2006-119, Class PO, PO, 12/25/36	1,291
10,000	Series 2006-124, Class HB, VAR, 6.03%, 11/25/36	10,009
1,000	Series 2006-128, Class BP, 5.50%, 01/25/37	985
18,753	Series 2007-7, Class SG, IF, IO, 4.03%, 08/25/36	1,470
1,068	Series 2007-15, Class NO, PO, 03/25/22	872
9,856	Series 2007-16, Class FC, VAR, 3.22%, 03/25/37	9,522
2,000	Series 2007-79, Class PB, 5.00%, 04/25/29	1,974
2,100	Series 2007-79, Class PC, 5.00%, 01/25/32	2,038
2,000	Series 2007-84, Class PD, 6.00%, 08/25/32	2,037

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
5,000	Series 2007-84, Class PG, 6.00%, 12/25/36	4,981
4,567	Series 2007-106, Class A7, VAR, 6.24%, 10/25/37	4,491
942	Series 2007-118, Class IO, IO, 6.00%, 06/25/36	199
9,397	Series 2008-16, Class IS, IF, IO, 3.73%, 03/25/38	678
3,867	Series 2008-27, Class SN, IF, IO, 4.43%, 04/25/38	344
4,009	Series 2008-39, Class CI, IO, 4.50%, 05/25/18	547
486	Series 2008-44, Class PO, PO, 05/25/38	313
1,628	Series 2008-59, Class IG, IO, 5.50%, 11/25/34	316
1	Series G-17, Class S, HB, VAR, 825.84%, 06/25/21	22
90	Series G-28, Class S, IF, 12.60%, 09/25/21	97
69	Series G-35, Class M, 8.75%, 10/25/21	75
28	Series G-51, Class SA, IF, 19.53%, 12/25/21	35
99	Series G92-15, Class Z, 7.00%, 01/25/22	102
— (h)	Series G92-27, Class SQ, HB, IF, 8,883.36%, 05/25/22	4
367	Series G92-35, Class E, 7.50%, 07/25/22	391
— (h)	Series G92-35, Class G, HB, IO, 1,184.78%, 07/25/22	10
44	Series G92-42, Class Z, 7.00%, 07/25/22	47
1,927	Series G92-44, Class ZQ, 8.00%, 07/25/22	2,065
55	Series G92-52, Class FD, VAR, 2.52%, 09/25/22	53
497	Series G92-54, Class ZQ, 7.50%, 09/25/22	531
60	Series G92-59, Class F, VAR, 3.53%, 10/25/22	58
114	Series G92-61, Class Z, 7.00%, 10/25/22	119
90	Series G92-62, Class B, PO, 10/25/22	76
400	Series G93-1, Class KA, 7.90%, 01/25/23	431
86	Series G93-5, Class Z, 6.50%, 02/25/23	89
115	Series G93-14, Class J, 6.50%, 03/25/23	119
279	Series G93-17, Class SI, IF, 6.00%, 04/25/23	260
266	Series G93-27, Class FD, VAR, 3.38%, 08/25/23	258
64	Series G93-37, Class H, PO, 09/25/23	53
85	Series G95-1, Class C, 8.80%, 01/25/25	94
	Federal National Mortgage Association STRIPS,
11	Series 23, Class 2, IO, 10.00%, 09/01/17	2
2	Series 50, Class 2, IO, 10.50%, 03/01/19	—	(h)
44	Series 218, Class 2, IO, 7.50%, 04/01/23	11
36	Series 265, Class 2, 9.00%, 03/01/24	39
1,128	Series 329, Class 1, PO, 01/01/33	819
1,355	Series 340, Class 1, PO, 09/01/33	951
985	Series 368, Class 3, IO, 4.50%, 11/01/20	152
— (h)	Series K, Class 2, HB, 256.00%, 11/01/08	—	(h)
	Federal National Mortgage Association Whole Loan,
284	Series 2002-W5, Class A10, IF, IO, 5.63%, 11/25/30	12
1,743	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	1,794
620	Series 2003-W1, Class 2A, 7.50%, 12/25/42	646
303	Series 2003-W4, Class 2A, 6.50%, 10/25/42	319
2,122	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	2,275
	Government National Mortgage Association,
1,357	Series 1994-3, Class PQ, 7.49%, 07/16/24	1,436
797	Series 1994-4, Class KQ, 7.99%, 07/16/24	839
4,520	Series 1994-7, Class PQ, 6.50%, 10/16/24	4,736
657	Series 1996-16, Class E, 7.50%, 08/16/26	687
1,019	Series 1997-8, Class PN, 7.50%, 05/16/27	1,071
223	Series 1997-11, Class D, 7.50%, 07/20/27	231
522	Series 1998-26, Class K, 7.50%, 09/17/25	553
3,052	Series 1999-4, Class ZB, 6.00%, 02/20/29	3,091
2,635	Series 1999-10, Class ZC, 6.50%, 04/20/29	2,759
281	Series 1999-15, Class E, 6.50%, 01/16/29	286
464	Series 1999-30, Class S, IF, IO, 6.13%, 08/16/29	46
29	Series 1999-33, Class SM, IF, 9.20%, 09/16/29	30
550	Series 1999-40, Class ZW, 7.50%, 11/20/29	589
881	Series 1999-41, Class Z, 8.00%, 11/16/29	933
241	Series 1999-44, Class PC, 7.50%, 12/20/29	259
4,238	Series 1999-44, Class ZC, 8.50%, 12/16/29	4,674
799	Series 1999-44, Class ZG, 8.00%, 12/20/29	847
624	Series 2000-6, Class Z, 7.50%, 02/20/30	669
303	Series 2000-9, Class Z, 8.00%, 06/20/30	328
3,259	Series 2000-9, Class ZJ, 8.50%, 02/16/30	3,534
576	Series 2000-12, Class ST, HB, IF, 27.18%, 02/16/30	745
710	Series 2000-14, Class PD, 7.00%, 02/16/30	747
207	Series 2000-16, Class ZN, 7.50%, 02/16/30	222
4,287	Series 2000-21, Class Z, 9.00%, 03/16/30	4,715
692	Series 2000-26, Class TZ, 8.50%, 09/20/30	767
216	Series 2000-26, Class Z, 7.75%, 09/20/30	216
42	Series 2000-30, Class ST, IF, 11.05%, 12/16/22	45
639	Series 2000-31, Class Z, 9.00%, 10/20/30	716
187	Series 2000-34, Class SG, IF, IO, 6.06%, 10/20/30	19
366	Series 2000-35, Class ZA, 9.00%, 11/20/30	398
53	Series 2000-36, Class IK, IO, 9.00%, 11/16/30	12
267	Series 2000-37, Class B, 8.00%, 12/20/30	275
148	Series 2000-38, Class AH, 7.15%, 12/20/30	151

SEE NOTES TO FINANCIAL STATEMENTS.

16   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
294	Series 2001-4, Class SJ, IF, IO, 5.68%, 01/19/30	30
469	Series 2001-6, Class SD, IF, IO, 6.08%, 03/16/31	49
712	Series 2001-7, Class PK, 6.50%, 03/20/31	741
1,963	Series 2001-8, Class Z, 6.50%, 03/20/31	2,032
33	Series 2001-32, Class WA, IF, 13.95%, 07/20/31	34
479	Series 2001-35, Class SA, IF, IO, 5.78%, 08/16/31	48
373	Series 2001-36, Class S, IF, IO, 5.58%, 08/16/31	33
1,884	Series 2001-64, Class MQ, 6.50%, 12/20/31	1,956
453	Series 2002-3, Class SP, IF, IO, 4.92%, 01/16/32	39
829	Series 2002-7, Class PG, 6.50%, 01/20/32	869
2,065	Series 2002-24, Class AG, IF, IO, 5.48%, 04/16/32	219
195	Series 2002-24, Class SB, IF, 8.23%, 04/16/32	185
5,054	Series 2002-31, Class SE, IF, IO, 5.03%, 04/16/30	576
1,649	Series 2002-40, Class UK, 6.50%, 06/20/32	1,715
82	Series 2002-41, Class SV, IF, 9.00%, 06/16/32	81
6,281	Series 2002-45, Class QE, 6.50%, 06/20/32	6,530
2,430	Series 2002-47, Class PG, 6.50%, 07/16/32	2,530
4,037	Series 2002-47, Class ZA, 6.50%, 07/20/32	4,151
114	Series 2002-51, Class SG, IF, 21.79%, 04/20/31	135
3,114	Series 2002-52, Class GH, 6.50%, 07/20/32	3,244
998	Series 2002-54, Class GB, 6.50%, 08/20/32	1,037
1,338	Series 2002-70, Class AV, 6.00%, 03/20/12	1,371
3,417	Series 2002-70, Class PS, IF, IO, 5.23%, 08/20/32	336
949	Series 2002-75, Class PB, 6.00%, 11/20/32	929
732	Series 2002-79, Class KV, 6.00%, 11/20/13	749
442	Series 2002-80, Class EB, 7.00%, 01/20/32	447
1,494	Series 2002-80, Class EZ, 7.00%, 01/20/32	1,532
1,629	Series 2002-88, Class VA, 6.00%, 12/20/17	1,668
1,433	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	188
844	Series 2003-4, Class NY, 5.50%, 12/20/13	864
2,455	Series 2003-11, Class SK, IF, IO, 5.23%, 02/16/33	243
1,138	Series 2003-12, Class SP, IF, IO, 5.23%, 02/20/33	130
265	Series 2003-24, Class PO, PO, 03/16/33	211
1,319	Series 2003-40, Class TC, 7.50%, 03/20/33	1,422
1,319	Series 2003-40, Class TJ, 6.50%, 03/20/33	1,351
753	Series 2003-46, Class MG, 6.50%, 05/20/33	770
1,394	Series 2003-46, Class TC, 6.50%, 03/20/33	1,445
887	Series 2003-52, Class AP, PO, 06/16/33	670
2,150	Series 2003-58, Class BE, 6.50%, 01/20/33	2,256
2,767	Series 2003-76, Class LS, IF, IO, 4.73%, 09/20/31	230
314	Series 2003-90, Class PO, PO, 10/20/33	255
381	Series 2003-95, Class SC, IF, IO, 4.53%, 09/17/31	6
1,522	Series 2003-98, Class PC, 5.00%, 02/20/29	1,539
3,818	Series 2003-112, Class SA, IF, IO, 4.08%, 12/16/33	372
9,035	Series 2004-11, Class SW, IF, IO, 3.03%, 02/20/34	649
1,036	Series 2004-28, Class S, IF, 12.88%, 04/16/34	1,014
15,800	Series 2004-68, Class SA, IF, IO, 4.33%, 05/20/31	1,311
474	Series 2004-73, Class AE, IF, 9.77%, 08/17/34	466
12,469	Series 2005-17, Class SL, IF, IO, 4.23%, 07/20/34	1,485
755	Series 2005-39, Class KI, IO, 5.50%, 03/20/34	134
1,366	Series 2005-69, Class SY, IF, IO, 4.28%, 11/20/33	147
1,792	Series 2006-16, Class OP, PO, 03/20/36	1,355
1,956	Series 2006-28, Class GO, PO, 03/20/35	1,594
1,200	Series 2007-17, Class JO, PO, 04/16/37	884
2,734	Series 2007-28, Class BO, PO, 05/20/37	2,054
2,500	Series 2007-47, Class PH, 6.00%, 07/16/37	2,464
3,778	Series 2007-49, Class NO, PO, 12/20/35	3,120
2,407	Series 2007-57, Class PO, PO, 03/20/37	1,790
6,375	Series 2008-25, Class SB, IF, IO, 4.43%, 03/20/38	605
2,401	Series 2008-32, Class PI, IO, 5.50%, 10/16/37	517
1,994	Series 2008-60, Class PO, PO, 01/20/38	1,513
	Vendee Mortgage Trust,
934	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	941
1,732	Series 1994-12, Class 12ZB, 6.50%, 02/15/24	1,839
1,423	Series 1996-1, Class 1Z, 6.75%, 02/15/26	1,485
1,008	Series 1996-2, Class 1Z, 6.75%, 06/15/26	1,068
1,956	Series 1997-1, Class 2Z, 7.50%, 02/15/27	2,133
2,412	Series 1998-1, Class 2E, 7.00%, 03/15/28	2,541
2,932	Series 1999-1, Class 2Z, 6.50%, 01/15/29	3,078
		926,668
	Non-Agency CMO — 14.2%
4,000	ABN AMRO Mortgage Corp., Series 2003-8, Class A3, 4.50%, 06/25/33	3,364

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
2,000	American General Mortgage Loan Trust, Series 2006-1, Class A2, VAR, 5.75%, 12/25/35 (e)	1,938
7,278	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 4.85%, 09/25/35	5,489
	Banc of America Alternative Loan Trust,
497	Series 2003-2, Class PO, PO, 04/25/33	294
670	Series 2003-11, Class PO, PO, 01/25/34	403
520	Series 2004-6, Class 15PO, PO, 07/25/19	348
2,141	Series 2005-5, Class 1CB1, 5.50%, 06/25/35	1,671
1,542	Series 2006-4, Class 1A4, 6.00%, 05/25/46	988
	Banc of America Funding Corp.,
1,959	Series 2003-3, Class 1A33, 5.50%, 10/25/33	1,847
1,093	Series 2004-1, Class PO, PO, 03/25/34	656
3,187	Series 2004-2, Class 30PO, PO, 09/20/34	1,759
2,569	Series 2005-6, Class 2A7, 5.50%, 10/25/35	2,419
2,362	Series 2005-7, Class 30PO, PO, 11/25/35	1,229
1,487	Series 2005-8, Class 30PO, PO, 01/25/36	770
4,742	Series 2005-E, Class 4A1, VAR, 4.14%, 03/20/35	4,402
1,283	Series 2006-A, Class 3A2, VAR, 5.86%, 02/20/36	897
	Banc of America Mortgage Securities, Inc.,
419	Series 2003-7, Class A2, 4.75%, 09/25/18	394
737	Series 2003-8, Class APO, PO, 11/25/33	403
10,945	Series 2004-3, Class 15IO, IO, VAR, 0.21%, 04/25/19	69
411	Series 2004-4, Class APO, PO, 05/25/34	233
3,027	Series 2004-5, Class 2A2, 5.50%, 06/25/34	2,320
856	Series 2004-6, Class 2A5, PO, 07/25/34	233
1,680	Series 2004-6, Class APO, PO, 07/25/34	907
302	Series 2004-8, Class 5PO, PO, 05/25/32	195
207	Series 2004-8, Class XPO, PO, 10/25/34	115
1,182	Series 2004-A, Class 2A2, VAR, 4.10%, 02/25/34	1,096
1,884	Series 2004-E, Class 2A5, VAR, 4.11%, 06/25/34	1,752
3,682	Series 2004-J, Class 3A1, VAR, 5.07%, 11/25/34	3,415
1,976	Series 2005-10, Class 1A6, 5.50%, 11/25/35	1,798
782	Series 2005-A, Class 2A1, VAR, 4.45%, 02/25/35	701
	Bear Stearns Adjustable Rate Mortgage Trust,
1,089	Series 2003-7, Class 3A, VAR, 4.96%, 10/25/33 (i)	1,064
2,009	Series 2004-1, Class 12A1, VAR, 3.64%, 04/25/34	1,734
9,977	Series 2006-1, Class A1, VAR, 4.63%, 02/25/36	8,798
	Citicorp Mortgage Securities, Inc.,
356	Series 1993-14, Class A3, VAR, 3.67%, 11/25/23	343
5,665	Series 2004-1, Class 3A1, 4.75%, 01/25/34	5,507
3,871	Series 2004-5, Class 2A5, PO, 4.50%, 08/25/34	3,671
930	Series 2005-5, Class APO, PO, 08/25/35	496
1,121	Series 2005-8, Class APO, PO, 11/25/35	523
	Citigroup Mortgage Loan Trust, Inc.,
478	Series 2003-1, Class 2A6, PO, 10/25/33	141
785	Series 2003-1, Class PO2, PO, 10/25/33	405
665	Series 2003-1, Class PO3, PO, 09/25/33	343
688	Series 2003-UP3, Class A3, 7.00%, 09/25/33	654
2,887	Series 2003-UST1, Class A1, 5.50%, 12/25/18	2,681
906	Series 2003-UST1, Class PO1, PO, 12/25/18	601
441	Series 2003-UST1, Class PO3, PO, 12/25/18	308
846	Series 2005-1, Class 2A1A, VAR, 6.25%, 04/25/35	775
1,038	Series 2005-5, Class 1A2, VAR, 5.44%, 08/25/35	829
	Countrywide Alternative Loan Trust,
1,305	Series 2002-8, Class A4, 6.50%, 07/25/32	1,278
377	Series 2002-17, Class A7, 2.50%, 01/25/33	337
9,689	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	6,210
3,500	Series 2004-18CB, Class 2A4, 5.70%, 09/25/34	3,088
1,663	Series 2005-5R, Class A1, 5.25%, 12/25/18	1,609
5,994	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	4,619
24,412	Series 2005-22T1, Class A2, IF, IO, 2.60%, 06/25/35	1,129
2,567	Series 2005-26CB, Class A10, IF, 8.57%, 07/25/35	2,506
6,850	Series 2005-28CB, Class 1A4, 5.50%, 08/25/35	4,809
561	Series 2005-28CB, Class 3A5, 6.00%, 08/25/35	535
5,107	Series 2005-57CB, Class 3A2, IF, IO, 2.63%, 12/25/35	281
2,000	Series 2005-64CB, Class 1A9, 5.50%, 12/25/35	1,368
19,402	Series 2005-J1, Class 1A4, IF, IO, 2.63%, 02/25/35	830
6,000	Series 2006-26CB, Class A9, 6.50%, 09/25/36	3,849
3,000	Series 2007-21CB, Class 1A5, 6.00%, 09/25/37	1,911
	Countrywide Home Loan Mortgage Pass-Through Trust,
2,515	Series 2003-8, Class A4, 4.50%, 05/25/18	2,456
4,598	Series 2003-26, Class 1A6, 3.50%, 08/25/33	3,889

SEE NOTES TO FINANCIAL STATEMENTS.

18   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
337	Series 2003-34, Class A11, 5.25%, 09/25/33	268
753	Series 2003-44, Class A9, PO, 10/25/33	316
582	Series 2003-J2, Class A17, IF, IO, 4.93%, 04/25/33	44
3,201	Series 2003-J7, Class 4A3, IF, 6.59%, 08/25/18	2,870
1,392	Series 2004-7, Class 2A1, VAR, 4.03%, 06/25/34	1,340
528	Series 2004-HYB1, Class 2A, VAR, 4.22%, 05/20/34	485
1,986	Series 2004-HYB3, Class 2A, VAR, 4.12%, 06/20/34	1,956
1,555	Series 2004-HYB6, Class A3, VAR, 5.08%, 11/20/34	1,265
2,489	Series 2004-J8, Class 1A2, 4.75%, 11/25/19	2,379
3,853	Series 2005-16, Class A23, 5.50%, 09/25/35	3,589
6,621	Series 2005-22, Class 2A1, VAR, 5.26%, 11/25/35	4,986
	CS First Boston Mortgage Securities Corp.,
1,145	Series 2003-1, Class DB1, 6.56%, 02/25/33	1,013
1,281	Series 2003-17, Class 2A1, 5.00%, 07/25/18	1,245
3,468	Series 2003-25, Class 1P, PO, 10/25/33	1,734
653	Series 2004-5, Class 5P, PO, 08/25/19	441
1,542	Series 2005-4, Class 3A18, 5.50%, 06/25/35	1,124
1,597	Series 2005-4, Class 3A22, 5.50%, 06/25/35	1,102
1,715	Series 2005-4, Class 3A23, 5.50%, 06/25/35	1,186
46	First Boston Mortgage Securities Corp. 1987 STRIPS, Series C, Class PO, PO, 04/25/17	40
	First Horizon Alternative Mortgage Securities,
1,955	Series 2004-AA4, Class A1, VAR, 5.38%, 10/25/34	1,487
2,009	Series 2005-FA8, Class 1A19, 5.50%, 11/25/35	1,576
	First Horizon Asset Securities, Inc.,
1,715	Series 2003-3, Class 1A4, 3.90%, 05/25/33	1,580
2,619	Series 2003-9, Class 1A6, 5.50%, 11/25/33	1,941
2,399	Series 2004-AR2, Class 2A1, VAR, 4.57%, 05/25/34	2,075
3,660	Series 2005-AR1, Class 2A2, VAR, 5.00%, 04/25/35	3,327
3,608	Series 2004-AR7, Class 2A1, VAR, 4.91%, 02/25/35	3,420
	GMAC Mortgage Corp. Loan Trust,
2,848	Series 2005-AR3, Class 3A3, VAR, 4.86%, 06/19/35	2,710
5,565	Series 2005-AR3, Class 3A4, VAR, 4.86%, 06/19/35	5,171
	GSR Mortgage Loan Trust,
1,884	Series 2004-6F, Class 3A4, 6.50%, 05/25/34	1,694
1,948	Series 2004-10F, Class 1A1, 4.50%, 08/25/19	1,925
422	Series 2004-10F, Class 2A1, 5.00%, 08/25/19	413
458	Series 2004-13F, Class 3A3, 6.00%, 11/25/34	355
1,531	Series 2005-4F, Class AP, PO, 05/25/35	966
4,743	Series 2005-7F, Class 3A9, 6.00%, 09/25/35	3,361
3,903	Series 2006-1F, Class 2A4, 6.00%, 02/25/36	2,793
5,000	Series 2007-1F, Class 2A4, 5.50%, 01/25/37	3,540
32,507	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.71%, 08/25/35	383
	Lehman Mortgage Trust,
2,730	Series 2006-2, Class 1A1, VAR, 6.48%, 04/25/36	2,262
2,000	Series 2008-2, Class 1A6, 6.00%, 03/25/38	1,615
	MASTR Adjustable Rate Mortgages Trust,
277	Series 2004-4, Class 2A1, VAR, 6.12%, 05/25/34	186
3,507	Series 2004-13, Class 2A1, VAR, 3.89%, 04/21/34	3,257
10,275	Series 2004-13, Class 3A6, VAR, 3.79%, 11/21/34	9,585
2,800	Series 2004-13, Class 3A7, VAR, 3.79%, 11/21/34	2,465
963	Series 2004-15, Class 3A1, VAR, 6.72%, 12/25/34	884
	MASTR Alternative Loans Trust,
440	Series 2003-3, Class 1A1, 6.50%, 05/25/33	342
2,507	Series 2003-9, Class 8A1, 6.00%, 01/25/34	2,155
1,664	Series 2004-3, Class 2A1, 6.25%, 04/25/34	1,502
5,139	Series 2004-4, Class 10A1, 5.00%, 05/25/24	4,683
1,066	Series 2004-6, Class 30PO, PO, 07/25/34	769
1,562	Series 2004-6, Class 7A1, 6.00%, 07/25/34	1,187
834	Series 2004-7, Class 30PO, PO, 08/25/34	483
4,364	Series 2004-8, Class 6A1, 5.50%, 09/25/19	4,160
1,115	Series 2004-10, Class 1A1, 4.50%, 09/25/19	1,002
	MASTR Asset Securitization Trust,
786	Series 2003-2, Class 2A1, 4.50%, 03/25/18	744
647	Series 2003-3, Class 4A1, 5.00%, 04/25/18	609
547	Series 2003-4, Class 2A2, 5.00%, 05/25/18	545
1,197	Series 2003-4, Class 3A2, 5.00%, 05/25/18	1,161
1,007	Series 2003-11, Class 6A2, 4.00%, 12/25/33	997
747	Series 2003-12, Class 30PO, PO, 12/25/33	399
477	Series 2004-1, Class 30PO, PO, 02/25/34	265
946	Series 2004-4, Class 3A1, 4.50%, 04/25/19	912
465	Series 2004-6, Class 15PO, PO, 05/25/19	309
479	Series 2004-8, Class PO, PO, 08/25/19	321

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
1,375	Series 2004-8, Class 1A1, 4.75%, 08/25/19	1,277
1,000	Series 2006-2, Class 1A30, 6.00%, 06/25/36	727
8,455	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	5,596
180	Merrill Lynch Trust, Series 47, Class Z, 8.99%, 10/20/20	195
1,365	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 2.79%, 02/25/35	1,153
	Nomura Asset Acceptance Corp.,
1,256	Series 2003-A1, Class A1, 5.50%, 05/25/33	1,081
833	Series 2003-A1, Class A2, 6.00%, 05/25/33	716
69	Series 2003-A1, Class A5, 7.00%, 04/25/33	65
164	Series 2003-A1, Class A7, 5.00%, 04/25/18	156
1,030	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	1,045
	Paine Webber CMO Trust,
9	Series H, Class 4, 8.75%, 04/01/18	10
40	Series P, Class 4, 8.50%, 08/01/19	40
899	RAAC Series, Series 2005-SP1, Class 2A10, 5.25%, 09/25/34	887
	Residential Accredit Loans, Inc.,
2,068	Series 2002-QS08, Class A5, 6.25%, 06/25/17	2,062
687	Series 2002-QS16, Class A3, IF, 11.45%, 10/25/17	714
4,498	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	3,822
1,421	Series 2003-QS3, Class A2, IF, 11.06%, 02/25/18	1,454
1,500	Series 2003-QS3, Class A8, IF, IO, 5.13%, 02/25/18	139
3,970	Series 2003-QS9, Class A3, IF, IO, 5.08%, 05/25/18	418
3,479	Series 2003-QS12, Class A2A, IF, IO, 5.13%, 06/25/18	378
1,059	Series 2003-QS12, Class A5, IO, 5.00%, 06/25/18	153
7,076	Series 2003-QS14, Class A1, 5.00%, 07/25/18	6,518
2,193	Series 2003-QS18, Class A1, 5.00%, 09/25/18	2,021
4,397	Series 2004-QA6, Class NB2, VAR, 5.30%, 12/26/34	3,505
1,130	Series 2004-QS8, Class A2, 5.00%, 06/25/34	1,066
2,148	Series 2005-QA7, Class A21, VAR, 4.82%, 07/25/35	1,561
738	Series 2006-QS4, Class A7, IF, 13.31%, 04/25/36	677
	Residential Asset Securitization Trust,
1,223	Series 2003-A13, Class A3, 5.50%, 01/25/34	1,084
253	Series 2003-A14, Class A1, 4.75%, 02/25/19	238
1,152	Series 2005-A11, Class PO, PO, 10/25/35	618
2,432	Series 2006-A4, Class 2A5, 6.00%, 05/25/36	2,135
	Residential Funding Mortgage Securities I,
4,308	Series 2003-S7, Class A17, 4.00%, 05/25/33	3,853
441	Series 2003-S11, Class A1, 2.50%, 06/25/18	426
1,507	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	1,319
1,130	Series 2003-S13, Class A3, 5.50%, 06/25/33	907
1,095	Series 2003-S14, Class A4, PO, 07/25/18	880
2,292	Series 2004-S3, Class A1, 4.75%, 03/25/19	2,158
3,279	Series 2004-S6, Class 2A6, PO, 06/25/34	1,831
983	Series 2004-S9, Class 2A1, 4.75%, 12/25/19	926
1,785	Series 2005-SA4, Class 1A1, VAR, 5.02%, 09/25/35	1,662
964	Series 2007-S2, Class A11, 5.75%, 02/25/37	952
238	Residential Funding Securities LLC, Series 2003-RM2, Class AP3, PO, 05/25/33	149
	Salomon Brothers Mortgage Securities VII, Inc.,
14	Series 2000-UP1, Class A2, 8.00%, 09/25/30	14
350	Series 2003-UP2, Class PO1, PO, 12/25/18	259
2,826	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.97%, 06/25/34	2,367
	Structured Asset Securities Corp.,
133	Series 2002-10H, Class 1AP, PO, 05/25/32	105
753	Series 2003-8, Class 1A2, 5.00%, 04/25/18	737
693	Series 2003-31A, Class B1, VAR, 4.85%, 10/25/33 (i)	595
3,804	Series 2004-20, Class 1A3, 5.25%, 11/25/34	3,490
1,000	Series 2005-10, Class 5A9, 5.25%, 12/25/34	742
	WaMu Mortgage Pass-Through Certificates,
354	Series 2003-AR8, Class A, VAR, 4.28%, 08/25/33	346
1,507	Series 2003-S8, Class A6, 4.50%, 09/25/18	1,429
811	Series 2003-S9, Class P, PO, 10/25/33	416
4,530	Series 2003-S10, Class A5, 5.00%, 10/25/18	4,364
498	Series 2003-S10, Class A6, PO, 10/25/18	307
441	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	399
2,125	Series 2004-RS2, Class A4, 5.00%, 11/25/33	1,415
4,785	Series 2004-S3, Class 2A3, IF, 12.04%, 07/25/34	4,800
873	Series 2006-AR10, Class 2P, VAR, 0.00%, 09/25/36	580
748	Series 2006-AR12, Class 2P, VAR, 0.00%, 10/25/36	491

SEE NOTES TO FINANCIAL STATEMENTS.

20   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
20,545	Series 2005-2, Class 1A4, IF, IO, 2.58%, 04/25/35	925
4,789	Series 2005-2, Class 2A3, IF, IO, 2.53%, 04/25/35	209
4,281	Series 2005-4, Class CB7, 5.50%, 06/25/35	3,274
1,815	Series 2005-6, Class 2A4, 5.50%, 08/25/35	1,537
4,649	Series 2005-6, Class 2A9, 5.50%, 08/25/35	1,967
659	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS12, Class A, 6.50%, 05/25/32	639
	Wells Fargo Mortgage Backed Securities Trust,
2,529	Series 2002-18, Class 2A5, 6.00%, 12/25/32	2,372
2,000	Series 2003-1, Class 1A1, 4.50%, 02/25/18	1,924
938	Series 2003-8, Class A9, 4.50%, 08/25/18	885
2,260	Series 2003-11, Class 1A4, 4.75%, 10/25/18	2,202
890	Series 2003-11, Class 1APO, PO, 10/25/18	611
1,884	Series 2003-13, Class A7, 4.50%, 11/25/18	1,764
2,534	Series 2003-16, Class 2A1, 4.50%, 12/25/18	2,329
2,200	Series 2003-16, Class 2A3, 4.50%, 12/25/18	2,155
901	Series 2003-17, Class 2A4, 5.50%, 01/25/34	893
4,116	Series 2003-K, Class 1A2, VAR, 4.49%, 11/25/33	3,832
1,687	Series 2004-7, Class 2A1, 4.50%, 07/25/19	1,550
1,613	Series 2004-7, Class 2A2, 5.00%, 07/25/19	1,518
4,373	Series 2004-P, Class 2A1, VAR, 4.24%, 09/25/34	4,075
2,946	Series 2004-S, Class A5, VAR, 3.55%, 09/25/34	2,890
4,240	Series 2004-BB, Class A4, VAR, 4.56%, 01/25/35	4,048
1,730	Series 2004-EE, Class 3A1, VAR, 4.09%, 12/25/34	1,610
736	Series 2005-13, Class APO, PO, 11/25/20	478
1,441	Series 2005-16, Class APO, PO, 01/25/36	801
746	Series 2005-AR10, Class 2A4, VAR, 4.12%, 06/25/35	734
1,218	Series 2005-AR16, Class 2A1, VAR, 4.94%, 10/25/35	1,108
2,354	Series 2006-2, Class APO, PO, 03/25/36	1,310
4,692	Series 2006-3, Class A8, 5.50%, 03/25/36	4,599
1,596	Series 2006-4, Class 1APO, PO, 04/25/36	982
2,500	Series 2007-7, Class A7, 6.00%, 06/25/37	2,163
939	Series 2007-11, Class A14, 6.00%, 08/25/37	846
		356,241
	Total Collateralized Mortgage Obligations (Cost $1,332,976)	1,282,909
	Commercial Mortgage-Backed Securities — 1.5%
4,306	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.35%, 09/10/47	4,171
	Bear Stearns Commercial Mortgage Securities,
403	Series 2002-PBW1, Class A1, VAR, 3.97%, 11/11/35	398
2,183	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	2,095
3,113	Series 2006-PW11, Class A4, VAR, 5.62%, 03/11/39	2,889
2,234	Series 2006-PW14, Class A1, 5.04%, 12/11/38	2,191
2,552	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.92%, 03/15/49	2,548
863	CS First Boston Mortgage Securities Corp., Series 1998-C2, Class A2, 6.30%, 11/15/30	864
2,317	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, VAR, 7.30%, 06/10/32	2,346
414	First Union – Chase Commercial Mortgage, Series 1999-C2, Class A2, 6.65%, 06/15/31	416
1,000	LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, VAR, 6.32%, 04/15/41	934
	Merrill Lynch Mortgage Trust,
3,055	Series 2005-LC1, Class A4, VAR, 5.29%, 01/12/44	2,884
3,341	Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	3,210
3,047	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.60%, 02/12/39	2,820
	Morgan Stanley Capital I,
2,150	Series 2006-IQ12, Class A1, 5.26%, 12/15/43	2,123
1,028	Series 2006-T23, Class A1, 5.68%, 08/12/41	1,025
3,010	TIAA Seasoned Commercial Mortgage Trust, Class A3, VAR, 6.09%, 08/15/39	2,900
4,334	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.04%, 10/15/41	4,280
	Total Commercial Mortgage-Backed Securities (Cost $39,500)	38,094
	Corporate Bonds — 16.5%
	Aerospace & Defense — 0.1%
300	Honeywell International, Inc., 5.30%, 03/01/18	298
900	Lockheed Martin Corp., 7.75%, 05/01/26	1,025

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Aerospace & Defense — Continued
1,059	Northrop Grumman Corp., 7.13%, 02/15/11	1,122
483	Systems 2001 AT LLC, (Cayman Islands), 7.16%, 12/15/11 (e)	501
		2,946
	Air Freight & Logistics — 0.0% (g)
425	United Parcel Service, Inc., 5.50%, 01/15/18	436
	Airlines — 0.1%
414	American Airlines Pass Through Trust 1999, 7.02%, 10/15/09 (c)	397
	Continental Airlines, Inc.,
942	7.06%, 09/15/09	925
299	7.26%, 03/15/20	267
300	7.49%, 10/02/10	288
	UAL Pass-Through Trust,
203	6.07%, 03/01/13	200
270	6.20%, 09/01/08 (f)	261
		2,338
	Automobiles — 0.1%
	Daimler Finance North America LLC,
1,000	6.50%, 11/15/13	993
2,157	7.20%, 09/01/09	2,208
		3,201
	Beverages — 0.1%
	Anheuser-Busch Cos, Inc.,
600	5.50%, 01/15/18	562
900	5.75%, 04/01/36	738
260	Coca-Cola Enterprises, Inc., 8.50%, 02/01/12	291
800	Diageo Finance BV, (Netherlands), 5.30%, 10/28/15	790
		2,381
	Capital Markets — 2.6%
300	Bank of New York Mellon Corp. (The), 5.13%, 08/27/13	301
	Bear Stearns Cos., Inc. (The),
4,305	3.25%, 03/25/09 (y)	4,292
1,000	5.70%, 11/15/14 (y)	976
2,200	6.40%, 10/02/17 (y)	2,163
210	7.25%, 02/01/18 (y)	218
	Credit Suisse USA, Inc.,
454	4.70%, 06/01/09	455
500	5.13%, 08/15/15	478
942	5.50%, 08/15/13 (c)	938
5,910	6.13%, 11/15/11	6,087
	Goldman Sachs Group, Inc. (The),
1,254	3.88%, 01/15/09 (c)	1,253
1,041	4.75%, 07/15/13	1,000
2,660	5.15%, 01/15/14	2,544
1,032	5.25%, 10/15/13	1,009
750	5.50%, 11/15/14	722
4,100	5.95%, 01/18/18	3,879
1,531	6.60%, 01/15/12	1,584
377	6.65%, 05/15/09	384
475	6.75%, 10/01/37	418
4,547	6.88%, 01/15/11	4,718
192	7.35%, 10/01/09 (c)	196
	Lehman Brothers Holdings, Inc.,
1,246	4.80%, 03/13/14	1,080
1,000	5.50%, 04/04/16	880
1,200	5.75%, 05/17/13	1,106
1,850	6.00%, 07/19/12	1,748
1,620	6.63%, 01/18/12	1,581
257	7.88%, 11/01/09	260
	Merrill Lynch & Co., Inc.,
1,995	4.13%, 01/15/09	1,978
433	4.79%, 08/04/10	422
2,185	5.45%, 07/15/14	1,977
920	5.70%, 05/02/17	779
550	6.05%, 08/15/12	527
1,060	6.15%, 04/25/13	1,004
1,966	6.40%, 08/28/17 (c)	1,783
1,239	6.88%, 04/25/18	1,141
	Morgan Stanley,
500	4.25%, 05/15/10	493
1,989	4.75%, 04/01/14	1,746
1,785	5.30%, 03/01/13	1,695
900	5.75%, 08/31/12 (c)	884
2,430	6.60%, 04/01/12	2,442
5,152	6.75%, 04/15/11	5,247
370	6.75%, 10/15/13	369
339	8.00%, 06/15/10	351
1,347	State Street Corp., 7.65%, 06/15/10	1,416
	UBS AG, (Switzerland),
500	5.75%, 04/25/18	479
425	5.88%, 12/20/17	414
		65,417

SEE NOTES TO FINANCIAL STATEMENTS.

22   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Chemicals — 0.4%
200	Air Products & Chemicals, Inc., 4.15%, 02/01/13	196
1,170	Dow Capital BV, (Netherlands), 8.50%, 06/08/10	1,243
	Dow Chemical Co. (The),
1,175	6.00%, 10/01/12	1,213
402	6.13%, 02/01/11 (c)	418
360	7.38%, 11/01/29	366
1,600	EI Du Pont de Nemours & Co., 6.00%, 07/15/18	1,630
1,410	Monsanto Co., 7.38%, 08/15/12	1,560
875	Potash Corp. of Saskatchewan, (Canada), 4.88%, 03/01/13	859
	Praxair, Inc.,
600	4.63%, 03/30/15	575
885	5.25%, 11/15/14	881
		8,941
	Commercial Banks — 1.7%
	Barclays Bank plc, (United Kingdom),
1,500	5.45%, 09/12/12	1,499
1,000	6.05%, 12/04/17 (e)	944
665	Fifth Third Bancorp, 5.45%, 01/15/17	492
1,177	Huntington National Bank (The), 8.00%, 04/01/10	1,190
	KEY Bank N.A.,
2,400	5.50%, 09/17/12 (c)	1,921
550	7.50%, 09/15/08	550
	Keycorp,
1,600	4.70%, 05/21/09	1,582
150	6.50%, 05/14/13	124
2,100	M&T Bank Corp., 6.63%, 12/04/17	1,746
1,800	Marshall & Ilsley Corp., 5.35%, 04/01/11	1,714
700	National City Bank, VAR, 2.90%, 01/21/10	588
1,840	PNC Funding Corp., 5.25%, 11/15/15	1,720
600	Regions Financial Corp., 7.38%, 12/10/37	392
1,588	Royal Bank of Canada, (Canada), 3.88%, 05/04/09	1,593
	SunTrust Banks, Inc.,
2,000	5.25%, 11/05/12	1,908
810	6.00%, 09/11/17	743
880	6.38%, 04/01/11	886
2,072	U.S. Bank N.A., 7.13%, 12/01/09	2,137
1,072	US Bancorp, 7.50%, 06/01/26	1,152
	Wachovia Bank N.A.,
1,000	5.60%, 03/15/16	860
1,125	6.60%, 01/15/38	881
836	7.80%, 08/18/10	854
	Wachovia Corp.,
2,498	3.63%, 02/17/09	2,479
4,385	5.75%, 02/01/18 (c)	3,720
	Wells Fargo & Co.,
1,972	3.13%, 04/01/09 (c)	1,964
565	4.20%, 01/15/10 (c)	568
685	5.00%, 11/15/14	667
2,000	5.30%, 08/26/11 (c)	2,037
2,085	5.63%, 12/11/17	2,004
	Wells Fargo Bank N.A.,
915	4.75%, 02/09/15	857
500	5.75%, 05/16/16	491
2,099	7.55%, 06/21/10	2,209
		42,472
	Communications Equipment — 0.0% (g)
778	Cisco Systems, Inc., 5.50%, 02/22/16	791
	Computers & Peripherals — 0.3%
1,320	Hewlett-Packard Co., 5.40%, 03/01/17	1,306
	International Business Machines Corp.,
1,055	5.39%, 01/22/09	1,063
2,600	5.70%, 09/14/17	2,650
650	6.22%, 08/01/27	663
		5,682
	Consumer Finance — 1.2%
2,120	American Express Credit Corp., 7.30%, 08/20/13	2,155
1,283	American General Finance Corp., 5.38%, 10/01/12	1,113
160	Capital One Bank USA N.A., 5.75%, 09/15/10	159
	Capital One Financial Corp.,
850	5.70%, 09/15/11 (c)	798
1,870	6.25%, 11/15/13 (c)	1,769
650	6.75%, 09/15/17	621
	HSBC Finance Corp.,
942	4.75%, 05/15/09 (c)	948
1,000	4.75%, 07/15/13 (c)	955
1,733	5.00%, 06/30/15	1,652
2,200	5.25%, 01/15/14 (c)	2,143
6,838	5.88%, 02/01/09	6,876
188	6.38%, 11/27/12	192
2,135	6.50%, 11/15/08	2,145
452	6.75%, 05/15/11	469
1,665	7.00%, 05/15/12	1,723

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Consumer Finance — Continued
207	7.35%, 11/27/32	200
	International Lease Finance Corp.,
477	5.88%, 05/01/13	419
430	6.38%, 03/15/09	430
	John Deere Capital Corp.,
310	4.40%, 07/15/09	312
265	4.50%, 04/03/13	263
	SLM Corp.,
2,215	4.00%, 01/15/10	1,993
1,023	5.38%, 01/15/13 (c)	874
1,725	Washington Mutual Finance Corp., 6.88%, 05/15/11	1,758
		29,967
	Diversified Financial Services — 2.8%
500	Allstate Life Global Funding Trusts, 5.38%, 04/30/13	499
	Associates Corp. of North America,
942	7.95%, 02/15/10	968
1,856	8.15%, 08/01/09	1,908
1,160	8.55%, 07/15/09	1,196
	Bank of America Corp.,
300	4.90%, 05/01/13	290
2,520	5.63%, 10/14/16	2,350
1,440	5.65%, 05/01/18	1,328
1,510	5.75%, 08/15/16	1,399
1,023	7.40%, 01/15/11	1,071
5,133	7.80%, 02/15/10	5,350
400	BHP Billiton Finance USA Ltd., (Australia), 5.40%, 03/29/17	383
	Caterpillar Financial Services Corp.,
800	4.85%, 12/07/12	808
650	4.90%, 08/15/13	652
560	5.50%, 03/15/16 (c)	564
	CIT Group, Inc.,
1,650	5.00%, 02/13/14	1,188
1,200	7.63%, 11/30/12 (c)	1,019
	Citigroup, Inc.,
856	4.70%, 05/29/15	768
1,015	5.00%, 09/15/14	908
2,025	5.13%, 05/05/14	1,846
2,112	5.63%, 08/27/12	2,014
1,540	6.00%, 08/15/17	1,428
323	6.20%, 03/15/09 (c)	326
3,100	CME Group, Inc., 5.40%, 08/01/13	3,105
	General Electric Capital Corp.,
791	4.63%, 09/15/09	800
3,180	4.80%, 05/01/13	3,144
5,800	5.25%, 10/19/12	5,873
2,500	5.40%, 02/15/17	2,433
5,000	5.63%, 05/01/18	4,862
1,000	5.65%, 06/09/14	1,016
7,304	5.88%, 02/15/12	7,541
300	5.88%, 01/14/38	270
3,132	6.00%, 06/15/12	3,250
3,126	6.13%, 02/22/11	3,278
1,974	6.75%, 03/15/32	1,995
3,100	Genworth Global Funding Trusts, 5.20%, 10/08/10	3,107
600	National Rural Utilities Cooperative Finance Corp., 4.75%, 03/01/14	587
	Textron Financial Corp.,
1,049	5.13%, 02/03/11	1,042
640	5.40%, 04/28/13	642
		71,208
	Diversified Telecommunication Services — 1.4%
	AT&T, Inc.,
3,370	4.95%, 01/15/13	3,370
375	5.10%, 09/15/14	371
2,500	6.30%, 01/15/38	2,357
916	Bellsouth Capital Funding Corp., 7.75%, 02/15/10	966
428	BellSouth Corp., 5.20%, 09/15/14	424
1,235	Bellsouth Telecommunications, Inc., 6.30%, 12/15/15	1,265
	British Telecommunications plc, (United Kingdom),
2,500	5.15%, 01/15/13	2,440
3,090	8.12%, 12/15/10	3,317
100	Deutsche Telekom International Finance BV, (Netherlands), 8.75%, 06/15/30	110
1,884	France Telecom S.A., (France), 7.75%, 03/01/11	2,007
753	GTE Corp., 7.51%, 04/01/09	770
2,294	Nynex Capital Funding Co., SUB, 8.23%, 10/15/09	2,359
	Sprint Capital Corp.,
1,212	7.63%, 01/30/11	1,212
377	8.38%, 03/15/12	380
542	8.75%, 03/15/32	527

SEE NOTES TO FINANCIAL STATEMENTS.

24   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Diversified Telecommunication Services — Continued
	Telecom Italia Capital S.A., (Luxembourg),
1,400	4.95%, 09/30/14	1,269
1,563	5.25%, 11/15/13	1,461
750	7.00%, 06/04/18	734
850	Telefonica Emisiones S.A.U., (Spain), 5.86%, 02/04/13	851
1,017	TELUS Corp., (Canada), 8.00%, 06/01/11	1,089
	Verizon Communications, Inc.,
650	5.50%, 04/01/17 (c)	628
400	5.55%, 02/15/16	392
642	Verizon Florida LLC, 6.13%, 01/15/13	654
3,107	Verizon Global Funding Corp., 7.25%, 12/01/10	3,293
554	Verizon Maryland, Inc., 6.13%, 03/01/12	567
844	Verizon Pennsylvania, Inc., 8.35%, 12/15/30	939
902	Verizon Virginia, Inc., 4.63%, 03/15/13	868
		34,620
	Electric Utilities — 1.0%
	Alabama Power Co.,
272	4.70%, 12/01/10	277
100	6.13%, 05/15/38	101
264	Appalachian Power Co., 6.60%, 05/01/09	268
848	Carolina Power & Light Co., 5.13%, 09/15/13	869
1,371	CenterPoint Energy Houston Electric LLC, 5.75%, 01/15/14	1,336
480	Cleveland Electric Illuminating Co. (The), 7.88%, 11/01/17	525
300	Columbus Southern Power Co., 6.05%, 05/01/18	300
175	Connecticut Light & Power Co., 5.65%, 05/01/18	175
	Duke Energy Carolinas LLC,
1,884	4.20%, 10/01/08 (c)	1,885
650	5.10%, 04/15/18 (c)	637
1,408	5.63%, 11/30/12	1,459
1,300	Duke Energy Indiana, Inc., 6.35%, 08/15/38	1,297
1,893	Exelon Generation Co. LLC, 6.95%, 06/15/11	1,966
	Florida Power & Light Co.,
410	5.95%, 10/01/33 (c)	406
300	5.95%, 02/01/38	297
	Florida Power Corp.,
275	5.65%, 06/15/18	280
220	6.40%, 06/15/38	224
250	FPL Group Capital, Inc., 5.35%, 06/15/13	256
180	Kiowa Power Partners LLC, 4.81%, 12/30/13 (e)	177
100	Midamerican Energy Co., 5.30%, 03/15/18	97
500	Nevada Power Co., 6.50%, 08/01/18	509
750	Pacific Gas & Electric Co., 5.63%, 11/30/17	748
100	Peco Energy Co., 5.35%, 03/01/18	99
1,025	Potomac Electric Power Co., 6.50%, 11/15/37	1,016
897	PSEG Power LLC, 7.75%, 04/15/11	947
125	Public Service Co. of Colorado, 5.80%, 08/01/18	128
2,400	Public Service Co. of Oklahoma, 6.63%, 11/15/37	2,282
200	Public Service Electric & Gas Co., 5.30%, 05/01/18	198
	Southern California Edison Co.,
750	5.50%, 08/15/18	758
200	5.95%, 02/01/38	198
1,000	Spectra Energy Capital LLC, 5.50%, 03/01/14	984
	Virginia Electric and Power Co.,
1,000	5.10%, 11/30/12	1,005
1,300	5.40%, 04/30/18	1,265
600	5.95%, 09/15/17	608
		23,577
	Electronic Equipment & Instruments — 0.0% (g)
550	Arrow Electronics, Inc., 6.88%, 07/01/13	567

	Food & Staples Retailing — 0.1%
1,150	Kroger Co. (The), 8.05%, 02/01/10	1,201
	Wal-Mart Stores, Inc.,
420	4.25%, 04/15/13	422
740	5.25%, 09/01/35	643
200	6.20%, 04/15/38	198
350	7.55%, 02/15/30	402
		2,866
	Food Products — 0.2%
	Kellogg Co.,
400	4.25%, 03/06/13	392
1,200	5.13%, 12/03/12	1,218
	Kraft Foods, Inc.,
1,400	6.13%, 02/01/18	1,376
600	6.13%, 08/23/18	589
600	6.88%, 02/01/38	587
500	6.88%, 01/26/39	489
350	7.00%, 08/11/37	348
		4,999

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Gas Utilities — 0.2%
105	Atmos Energy Corp., 5.13%, 01/15/13 (c)	103
320	CenterPoint Energy Resources Corp., 6.13%, 11/01/17	308
697	KeySpan Gas East Corp., 7.88%, 02/01/10	729
375	Schlumberger Technology Corp., 6.50%, 04/15/12 (e)	404
	TransCanada Pipelines Ltd., (Canada),
945	4.00%, 06/15/13	896
500	6.20%, 10/15/37	451
250	6.50%, 08/15/18	252
1,100	7.25%, 08/15/38	1,129
		4,272
	Health Care Equipment & Supplies — 0.0% (g)
200	Baxter International, Inc., 4.63%, 03/15/15	194
	Hotels, Restaurants & Leisure — 0.0% (g)
400	McDonald’s Corp., 4.30%, 03/01/13	399
	Industrial Conglomerates — 0.0% (g)
300	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.75%, 10/17/16 (e)	302
	Insurance — 1.4%
	American International Group, Inc.,
1,469	4.25%, 05/15/13	1,302
3,095	5.45%, 05/18/17	2,543
2,185	ASIF Global Financing XIX, 4.90%, 01/17/13 (e)	2,062
2,260	ASIF Global Financing XXIII, 3.90%, 10/22/08 (e)	2,256
	Berkshire Hathaway Finance Corp.,
1,000	4.60%, 05/15/13 (e)	1,004
600	5.00%, 08/15/13 (e)	607
1,200	5.40%, 05/15/18 (e)	1,194
100	Chubb Corp. (The), 5.75%, 05/15/18	96
1,695	Jackson National Life Global Funding, 6.13%, 05/30/12 (e)	1,765
	John Hancock Global Funding II,
942	3.50%, 01/30/09 (e)	941
1,017	7.90%, 07/02/10 (e)	1,085
1,658	MassMutual Global Funding II, 3.50%, 03/15/10 (e)	1,652
1,100	MetLife Life and Annuity Co. of Connecticut, 5.13%, 08/15/14 (e)	1,015
430	MetLife, Inc., 6.82%, 08/15/18	431
1,093	Metropolitan Life Global Funding I, 5.20%, 09/18/13 (e)	1,082
2,260	Monumental Global Funding II, 4.38%, 07/30/09 (e)	2,243
467	Nationwide Financial Services, 6.25%, 11/15/11	481
	New York Life Global Funding,
895	3.88%, 01/15/09 (e)	896
2,637	5.38%, 09/15/13 (e)	2,717
	Pacific Life Global Funding,
571	3.75%, 01/15/09 (e)	571
400	5.15%, 04/15/13 (e)	400
4,049	Principal Life Global Funding I, 6.25%, 02/15/12 (e)	4,179
500	Principal Life Income Funding Trusts, 5.15%, 06/17/11	501
	Protective Life Secured Trusts,
835	4.00%, 10/07/09	826
2,350	4.00%, 04/01/11	2,313
200	Travelers Cos, Inc. (The), 5.80%, 05/15/18	192
		34,354
	IT Services — 0.0% (g)
1,000	Electronic Data Systems Corp., 6.00%, 08/01/13	1,048
	Machinery — 0.0% (g)
500	Eaton Corp., 5.60%, 05/15/18	496
125	Parker Hannifin Corp., 5.50%, 05/15/18	126
		622
	Media — 0.6%
599	Comcast Cable Communications LLC, 7.13%, 06/15/13	636
2,750	Comcast Cable Holdings LLC, 9.80%, 02/01/12	3,092
	Comcast Corp.,
1,000	5.30%, 01/15/14	975
1,484	5.50%, 03/15/11	1,491
1,845	5.90%, 03/15/16	1,803
700	Comcast Holdings Corp., 10.63%, 07/15/12	787
688	Cox Communications, Inc., 7.75%, 11/01/10	726
1,177	Historic TW, Inc., 9.15%, 02/01/23	1,348
475	Thomson Reuters Corp., (Canada), 5.95%, 07/15/13	482
2,000	Time Warner Cable, Inc., 5.85%, 05/01/17	1,909
	Time Warner Entertainment Co. LP,
100	8.38%, 03/15/23	109
600	8.38%, 07/15/33	643
866	10.15%, 05/01/12	986

SEE NOTES TO FINANCIAL STATEMENTS.

26   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Media — Continued
171	Time Warner, Inc., 7.70%, 05/01/32	173
		15,160
	Metals & Mining — 0.1%
	Alcoa, Inc.,
1,172	5.55%, 02/01/17	1,086
1,000	6.00%, 07/15/13	1,001
1,300	Rio Tinto Finance USA Ltd. , (Australia), 5.88%, 07/15/13	1,311
		3,398
	Multiline Retail — 0.1%
1,200	Nordstrom, Inc., 7.00%, 01/15/38	1,088
800	Target Corp., 7.00%, 01/15/38	826
		1,914
	Multi-Utilities — 0.2%
1,000	Aquila, Inc., 14.88%, 07/01/12	1,160
	Dominion Resources, Inc.,
749	6.25%, 06/30/12	775
300	7.00%, 06/15/38	309
1,413	DTE Energy Co., 6.65%, 04/15/09	1,433
1,125	Sempra Energy, 6.15%, 06/15/18	1,117
		4,794
	Oil, Gas & Consumable Fuels — 0.5%
1,000	Canadian Natural Resources Ltd., (Canada), 6.75%, 02/01/39 (c)	984
400	Conoco Funding Co., (Canada), 7.25%, 10/15/31	461
	ConocoPhillips,
200	5.20%, 05/15/18	198
200	5.90%, 05/15/38	197
1,760	8.75%, 05/25/10	1,912
1,000	ConocoPhillips Canada Funding Co. I, (Canada), 5.63%, 10/15/16 (c)	1,027
200	Kerr-McGee Corp., 6.95%, 07/01/24	204
400	Marathon Oil Canada Corp., (Canada), 8.38%, 05/01/12	433
	Marathon Oil Corp.,
900	5.90%, 03/15/18	868
1,500	6.00%, 10/01/17	1,483
600	Petro-Canada, (Canada), 6.80%, 05/15/38	571
250	Suncor Energy, Inc., (Canada), 6.85%, 06/01/39	250
	XTO Energy, Inc.,
300	4.63%, 06/15/13	287
2,000	5.75%, 12/15/13	2,008
		10,883
	Paper & Forest Products — 0.1%
	International Paper Co.,
1,291	4.00%, 04/01/10	1,255
600	4.25%, 01/15/09	598
471	Weyerhaeuser Co., 6.75%, 03/15/12	484
		2,337
	Personal Products — 0.0% (g)
824	Procter & Gamble Co. – ESOP, 9.36%, 01/01/21	1,022
	Pharmaceuticals — 0.1%
250	Abbott Laboratories, 6.15%, 11/30/37	253
625	AstraZeneca plc, (United Kingdom), 5.40%, 06/01/14	643
	GlaxoSmithKline Capital, Inc.,
750	4.85%, 05/15/13	756
530	6.38%, 05/15/38	530
650	Schering-Plough Corp., 6.00%, 09/15/17	640
		2,822
	Real Estate Investment Trusts (REITs) — 0.1%
1,300	HRPT Properties Trust, 6.65%, 01/15/18	1,170
	Simon Property Group LP,
700	5.63%, 08/15/14	664
650	6.10%, 05/01/16	635
		2,469
	Real Estate Management & Development — 0.0% (g)
269	ERP Operating LP, 4.75%, 06/15/09	267
	Road & Rail — 0.2%
	Burlington Northern Santa Fe Corp.,
828	6.13%, 03/15/09	834
200	6.75%, 07/15/11	211
959	7.13%, 12/15/10	1,009
350	Erac USA Finance Co., 6.38%, 10/15/17 (e)	296
355	Norfolk Southern Corp., 7.70%, 05/15/17	399
	Union Pacific Corp.,
235	4.88%, 01/15/15	223
1,100	5.65%, 05/01/17	1,066
600	5.70%, 08/15/18	569
		4,607
	Software — 0.1%
	Oracle Corp.,
1,382	5.25%, 01/15/16	1,377

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   27

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Software — Continued
600	5.75%, 04/15/18	602
200	6.50%, 04/15/38	202
		2,181
	Specialty Retail — 0.1%
1,600	Home Depot, Inc., 5.40%, 03/01/16	1,448
	Thrifts & Mortgage Finance — 0.3%
616	Bank United, 8.00%, 03/15/09	542
	Countrywide Home Loans, Inc.,
2,795	4.00%, 03/22/11	2,504
180	4.13%, 09/15/09	172
1,100	Wachovia Mortgage FSB, 4.50%, 06/15/09	1,088
770	Washington Mutual Bank, 6.88%, 06/15/11	554
	Washington Mutual, Inc.,
1,267	4.20%, 01/15/10	906
720	4.63%, 04/01/14	353
1,000	5.25%, 09/15/17 (c)	595
1,000	7.25%, 11/01/17	510
		7,224
	Water Utilities — 0.0% (g)
1,100	American Water Capital Corp., 6.09%, 10/15/17	1,064
	Wireless Telecommunication Services — 0.3%
1,637	New Cingular Wireless Services, Inc., 7.88%, 03/01/11	1,751
4,500	Sprint Nextel Corp., 6.00%, 12/01/16 (c)	4,106
500	Vodafone Group plc, (United Kingdom), 5.00%, 09/15/15	473
		6,330
	Total Corporate Bonds (Cost $427,030)	411,520
	Foreign Government Securities — 0.5%
	Province of Quebec, (Canada),
4,332	5.75%, 02/15/09 (c)	4,388
377	SUB, 7.37%, 03/06/26	467
	United Mexican States, (Mexico),
1,569	4.63%, 10/08/08	1,570
1,407	6.38%, 01/16/13	1,483
856	6.63%, 03/03/15	918
3,308	7.50%, 04/08/33	3,858
	Total Foreign Government Securities (Cost $12,463)	12,684
	Mortgage Pass-Through Securities — 10.2%
	Federal Home Loan Mortgage Corp.,
2,998	ARM, 4.14%, 04/01/34	3,015
1,765	ARM, 4.30%, 12/01/33	1,785
1,921	ARM, 4.68%, 12/01/34	1,949
1,280	ARM, 5.17%, 02/01/36	1,299
1,955	ARM, 5.72%, 11/01/36	1,998
1,807	ARM, 5.89%, 10/01/36	1,848
848	ARM, 5.92%, 02/01/37	865
84	ARM, 5.93%, 04/01/30	86
125	ARM, 6.00%, 07/01/19	126
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
9,496	4.00%, 06/01/13 – 05/01/19	9,249
563	4.50%, 08/01/18	555
804	5.50%, 07/01/14 – 06/01/17	817
211	6.00%, 04/01/18	217
2,337	6.50%, 08/01/16 – 02/01/19	2,424
897	7.00%, 01/01/17 – 04/01/17	939
258	7.50%, 09/01/10 – 11/01/15	267
73	8.50%, 11/01/15	81
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
501	6.00%, 12/01/22	512
1,408	6.50%, 11/01/22	1,465
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
6,590	4.00%, 10/01/33 – 09/01/35	5,991
5,518	5.00%, 01/01/34 – 09/01/34	5,339
7,210	5.50%, 10/01/33 – 07/01/35	7,149
1,160	6.00%, 12/01/33 – 01/01/34	1,175
6,012	6.50%, 11/01/34 – 11/01/36	6,192
2,146	7.00%, 07/01/32 – 10/01/36	2,246
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
1,531	5.50%, 10/01/33 – 01/01/34	1,500
395	7.00%, 07/01/29	410
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
— (h)	7.50%, 07/01/16	—	(h)
29	12.00%, 08/01/15 – 07/01/19	32
	Federal National Mortgage Association,
389	ARM, 3.91%, 07/01/33	391
1,481	ARM, 3.97%, 05/01/34	1,490
1,921	ARM, 4.05%, 07/01/33	1,938
2,217	ARM, 4.11%, 09/01/33	2,220
842	ARM, 4.12%, 01/01/34	841
1,199	ARM, 4.22%, 04/01/34	1,185
684	ARM, 4.27%, 05/01/35	691

SEE NOTES TO FINANCIAL STATEMENTS.

28   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Mortgage Pass-Through Securities — Continued
734	ARM, 4.31%, 07/01/34	743
627	ARM, 4.35%, 02/01/34	634
3,388	ARM, 4.38%, 06/01/35	3,402
208	ARM, 4.44%, 09/01/27	207
535	ARM, 4.47%, 01/01/36	541
540	ARM, 4.56%, 09/01/34	544
1,769	ARM, 4.57%, 11/01/34	1,782
214	ARM, 4.60%, 03/01/29	214
2,088	ARM, 4.65%, 04/01/35	2,087
3,147	ARM, 4.70%, 11/01/34 – 01/01/35	3,216
920	ARM, 4.71%, 04/01/34 – 09/01/35	931
1,332	ARM, 4.77%, 10/01/34	1,351
3,340	ARM, 4.78%, 08/01/34	3,360
2,127	ARM, 4.79%, 10/01/34	2,158
6,148	ARM, 4.82%, 04/01/35	6,223
3,380	ARM, 4.83%, 01/01/35	3,396
3,424	ARM, 4.87%, 01/01/33 – 02/01/35	3,492
1,007	ARM, 4.90%, 09/01/34	1,023
1,364	ARM, 4.93%, 08/01/34	1,381
2,594	ARM, 4.97%, 07/01/33	2,611
2,451	ARM, 5.01%, 05/01/35	2,477
1,245	ARM, 5.15%, 10/01/34	1,240
19	ARM, 5.22%, 01/01/19	19
5,097	ARM, 5.25%, 09/01/35	5,180
1,964	ARM, 5.43%, 06/01/36	1,963
46	ARM, 5.52%, 03/01/19	47
2,314	ARM, 5.97%, 07/01/36	2,363
699	ARM, 6.76%, 11/01/33	707
	Federal National Mortgage Association, 15 Year, Single Family,
3,862	3.50%, 09/01/18 – 07/01/19	3,594
36,916	4.00%, 07/01/18 – 12/01/18	35,188
21,232	4.50%, 06/01/18 – 12/01/19	20,890
2,532	5.00%, 12/01/16 – 10/01/19	2,540
5,341	5.50%, 03/01/20 – 07/01/20	5,440
5,747	6.00%, 06/01/16 – 08/01/19	5,912
826	6.50%, 03/01/17 – 08/01/20	858
1,223	7.00%, 03/01/17 – 09/01/17	1,282
78	7.50%, 03/01/17	81
197	8.00%, 11/01/12 – 11/01/15	206
	Federal National Mortgage Association, 20 Year, Single Family,
923	4.50%, 04/01/24	874
115	6.00%, 02/01/14	118
4,893	6.50%, 05/01/22 – 04/01/25	5,097
	Federal National Mortgage Association, 30 Year, FHA/VA,
231	6.00%, 09/01/33	235
379	6.50%, 03/01/29	392
70	7.00%, 02/01/33	74
114	8.00%, 06/01/28	124
115	9.00%, 05/01/18 – 12/01/25	126
	Federal National Mortgage Association, 30 Year, Single Family,
4,422	4.50%, 11/01/33 – 02/01/35	4,136
11,533	5.00%, 07/01/33 – 09/01/35	11,162
12,320	5.50%, 04/01/33 – 03/01/34	12,236
3,481	6.00%, 12/01/28 – 09/01/33	3,541
312	6.50%, 08/01/31	326
422	7.00%, 04/01/17 – 08/01/32	445
1,330	7.50%, 08/01/36	1,404
1,364	8.00%, 03/01/27 – 11/01/28	1,480
6	9.00%, 04/01/26	6
45	9.50%, 07/01/28	51
32	12.50%, 01/01/16	35
	Federal National Mortgage Association, Other,
5,377	4.00%, 09/01/13 – 11/01/33	5,085
2,451	4.50%, 11/01/14	2,451
1,774	5.50%, 06/01/12 – 09/01/33	1,783
3,323	6.50%, 01/01/36 – 07/01/36	3,423
636	7.00%, 10/01/46	662
249	10.89%, 04/15/19	285
	Government National Mortgage Association II, 30 Year, Single Family,
1,023	4.50%, 08/20/33	951
146	7.50%, 02/20/28 – 09/20/28	156
199	8.00%, 12/20/25 – 09/20/28	219
63	8.50%, 05/20/25	69
	Government National Mortgage Association, 15 Year, Single Family,
332	6.50%, 06/15/17 – 12/15/17	345
526	8.00%, 01/15/16	558
	Government National Mortgage Association, 30 Year, Single Family,
997	6.50%, 03/15/28 – 04/15/33	1,031
582	7.00%, 02/15/33 – 06/15/33	623
116	7.50%, 11/15/22 – 11/15/31	124
46	8.00%, 09/15/22 – 08/15/28	50
7	9.00%, 12/15/16	8
	Total Mortgage Pass-Through Securities (Cost $255,449)	257,255

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   29

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Supranational — 0.0% (g)
397	Corp. Andina de Fomento, 5.20%, 05/21/13 (Cost $404)	393

	U.S. Government Agency Securities — 0.8%
11,012	Federal Home Loan Bank System, 4.72%, 09/20/12	11,042
	Federal Home Loan Mortgage Corp.,
3,173	4.13%, 07/12/10	3,229
1,043	6.88%, 09/15/10 (c)	1,116
	Federal National Mortgage Association,
3,464	6.25%, 02/01/11 (c)	3,303
885	7.13%, 06/15/10 (c)	946
	Total U.S. Government Agency Securities (Cost $19,800)	19,636
	U.S. Treasury Obligations — 14.5%
	U.S. Treasury Bonds,
1,046	6.25%, 08/15/23 (c)	1,261
2,000	7.50%, 11/15/16 (c)	2,529
1,435	7.63%, 02/15/25 (c)	1,983
1,231	7.88%, 02/15/21 (c)	1,662
614	8.13%, 05/15/21 (c)	847
7,300	8.75%, 05/15/17 (c)	9,946
2,500	8.88%, 08/15/17 (c)	3,444
1,069	9.88%, 11/15/15 (c)	1,503
7,901	11.75%, 11/15/14 (m)	8,779
4,238	12.50%, 08/15/14 (m)	4,635
377	13.25%, 05/15/14 (m)	405
	U.S. Treasury Bonds Coupon STRIPS,
16,047	02/15/11 (c)	15,106
16,105	02/15/13	14,045
2,569	05/15/13	2,219
31,778	02/15/14 (m)	26,646
14,425	05/15/14 (m)	11,966
24,565	08/15/14 (m)	20,153
23,253	11/15/14 (m)	18,876
15,580	02/15/15 (m)	12,487
3,626	05/15/15 (c)	2,870
13,603	08/15/15 (c)	10,642
30,022	11/15/15	23,145
50,996	02/15/16 (c)	38,837
12,730	05/15/16	9,513
2,236	08/15/16	1,651
11,137	11/15/16	8,089
9,304	02/15/17 (c)	6,660
25,196	05/15/17 (c)	17,784
5,145	08/15/17 (c)	3,583
18,549	11/15/17	12,770
16,845	05/15/18	11,329
13,727	02/15/19 (c)	8,793
2,750	08/15/20 (c)	1,619
678	02/15/22 (c)	369
5,337	02/15/23 (c)	2,761
	U.S. Treasury Bonds Principal STRIPS,
5,594	11/15/09	5,454
8,500	02/15/15	6,824
5,445	11/15/15 (c)	4,206
1,000	05/15/16 (c)	750
	U.S. Treasury Inflation Indexed Bonds,
9,197	3.63%, 04/15/28 (m)	11,333
2,567	3.88%, 01/15/09 (c)	2,587
11,699	4.25%, 01/15/10 (c)	12,300
	U.S. Treasury Notes,
1,000	4.75%, 05/31/12	1,067
1,500	6.50%, 02/15/10 (m)	1,594
	Total U.S. Treasury Obligations (Cost $352,580)	365,022
	Total Long-Term Investments (Cost $2,490,596)	2,435,462

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.6%
	Investment Company — 2.6%
66,461	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (Cost $66,461)	66,461

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Investments of Cash Collateral for Securities on Loan — 6.7%
	Corporate Notes — 2.3%
14,999	American Express Centurion Bank, VAR, 2.88%, 09/17/08	14,999
12,000	Metropolitan Life Global Funding I, VAR, 3.04%, 02/09/09	12,000
15,000	National Australia Bank Ltd., (Australia), VAR, 2.88%, 04/06/09	15,000
15,000	Svenska Handelsbanken AB, (Sweden), VAR, 3.00%, 02/06/09	15,000
		56,999

SEE NOTES TO FINANCIAL STATEMENTS.

30   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Repurchase Agreements — 4.4%
22,649	Banc of America Securities LLC, 2.13%, dated 08/29/08, due 09/02/08, repurchase price $22,655, collateralized by U.S. Government Agency Mortgages with a value of $23,102	22,649
10,000	Citigroup Global Markets, Inc., 2.14%, dated 08/29/08, due 09/02/08, repurchase price $10,002, collateralized by U.S. Government Agency Mortgages with a value of $10,200	10,000
29,678	Credit Suisse (USA) LLC, 2.13%, dated 08/29/08, due 09/02/08, repurchase price $29,685, collateralized by U.S. Government Agency Mortgages with a value of $30,271	29,678
20,000	Merrill Lynch Securities, Inc., 2.12%, dated 08/29/08, due 09/02/08, repurchase price $20,005, collateralized by U.S. Government Agency Mortgages with a value of $20,400	20,000
30,000	UBS Securities LLC,2.13%, dated 08/29/08, due 09/02/08, repurchase price $30,007, collateralized by U.S. Government Agency Mortgages with a value of $31,500	30,000
		112,327
	Total Investments of Cash Collateral for Securities on Loan (Cost $169,326)	169,326
	Total Investments — 106.4% (Cost $2,726,383)	2,671,249
	Liabilities in Excess of Other Assets — (6.4)%	(159,601)
	NET ASSETS — 100.0%	$2,511,648

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   31

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 99.3%
	Common Stocks — 99.2%
	Aerospace & Defense — 2.7%
25	Boeing Co.	1,658
13	General Dynamics Corp.	1,238
4	Goodrich Corp.	216
25	Honeywell International, Inc.	1,252
4	L-3 Communications Holdings, Inc.	429
11	Lockheed Martin Corp.	1,324
12	Northrop Grumman Corp.	793
5	Precision Castparts Corp.	484
14	Raytheon Co.	854
5	Rockwell Collins, Inc.	285
33	United Technologies Corp.	2,150
		10,683
	Air Freight & Logistics — 1.0%
6	C.H. Robinson Worldwide, Inc.	299
7	Expeditors International of Washington, Inc.	259
10	FedEx Corp.	864
34	United Parcel Service, Inc., Class B	2,204
		3,626
	Airlines — 0.1%
25	Southwest Airlines Co.	375
	Auto Components — 0.2%
8	Goodyear Tire & Rubber Co. (The) (a)	159
20	Johnson Controls, Inc.	618
		777
	Automobiles — 0.2%
75	Ford Motor Co. (a) (c)	336
19	General Motors Corp. (c)	191
8	Harley-Davidson, Inc.	317
		844
	Beverages — 2.5%
24	Anheuser-Busch Cos., Inc.	1,629
3	Brown-Forman Corp., Class B	204
67	Coca-Cola Co. (The)	3,502
10	Coca-Cola Enterprises, Inc.	165
7	Constellation Brands, Inc., Class A (a)	139
5	Molson Coors Brewing Co., Class B	224
5	Pepsi Bottling Group, Inc.	135
53	PepsiCo, Inc.	3,657
		9,655
	Biotechnology — 1.6%
37	Amgen, Inc. (a)	2,303
10	Biogen Idec, Inc. (a)	502
15	Celgene Corp. (a)	1,017
9	Genzyme Corp. (a)	705
31	Gilead Sciences, Inc. (a)	1,636
		6,163
	Building Products — 0.1%
12	Masco Corp.	232
	Capital Markets — 3.0%
7	American Capital Ltd.(c)	149
7	Ameriprise Financial, Inc.	336
39	Bank of New York Mellon Corp. (The)	1,333
31	Charles Schwab Corp. (The)	750
16	E*Trade Financial Corp. (a) (c)	51
3	Federated Investors, Inc., Class B	98
5	Franklin Resources, Inc.	549
13	Goldman Sachs Group, Inc. (The)	2,175
13	Invesco Ltd.	334
5	Janus Capital Group, Inc.	133
5	Legg Mason, Inc.	212
23	Lehman Brothers Holdings, Inc. (c)	377
52	Merrill Lynch & Co., Inc.	1,462
37	Morgan Stanley	1,521
6	Northern Trust Corp.	518
14	State Street Corp.	972
9	T. Rowe Price Group, Inc.	519
		11,489
	Chemicals — 2.2%
7	Air Products & Chemicals, Inc.	651
2	Ashland, Inc.	77
2	CF Industries Holdings, Inc.	290
31	Dow Chemical Co. (The)	1,069
30	E.l. du Pont de Nemours & Co.	1,347
3	Eastman Chemical Co.	155
6	Ecolab, Inc.	270
4	Hercules, Inc.	82
3	International Flavors & Fragrances, Inc.	109
18	Monsanto Co.	2,111
6	PPG Industries, Inc.	347
11	Praxair, Inc.	947
4	Rohm & Haas Co.	317
4	Sigma-Aldrich Corp.	246
		8,018

SEE NOTES TO FINANCIAL STATEMENTS.

32   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Banks — 2.6%
18	BB&T Corp. (c)	552
5	Comerica, Inc.	142
19	Fifth Third Bancorp	305
6	First Horizon National Corp. (c)	71
12	Huntington Bancshares, Inc. (c)	90
16	KeyCorp	196
3	M&T Bank Corp. (c)	185
9	Marshall & Ilsley Corp. (c)	134
26	National City Corp. (c)	129
12	PNC Financial Services Group, Inc.	838
23	Regions Financial Corp.	217
12	SunTrust Banks, Inc. (c)	496
59	U.S. Bancorp	1,868
72	Wachovia Corp. (c)	1,144
111	Wells Fargo & Co.	3,366
4	Zions Bancorp (c)	97
		9,830
	Commercial Services & Supplies — 0.5%
11	Allied Waste Industries, Inc. (a)	153
4	Avery Dennison Corp. (c)	173
4	Cintas Corp.	135
4	Equifax, Inc.	154
4	Monster Worldwide, Inc. (a)	82
7	Pitney Bowes, Inc.	239
7	R.R. Donnelley & Sons Co.	199
5	Robert Half International, Inc.	137
17	Waste Management, Inc.	581
		1,853
	Communications Equipment — 2.7%
3	Ciena Corp. (a) (c)	53
199	Cisco Systems, Inc. (a)	4,782
53	Corning, Inc.	1,089
8	JDS Uniphase Corp. (a)	79
18	Juniper Networks, Inc. (a)	454
76	Motorola, Inc. (c)	715
54	QUALCOMM, Inc.	2,869
13	Tellabs, Inc. (a)	70
		10,111
	Computers & Peripherals — 4.7%
30	Apple, Inc. (a) (c)	5,032
68	Dell, Inc. (a)	1,478
70	EMC Corp. (a)	1,063
83	Hewlett-Packard Co.	3,895
46	International Business Machines Corp.	5,628
3	Lexmark International, Inc., Class A (a)	115
12	NetApp, Inc. (a)	295
4	QLogic Corp. (a)	83
8	SanDisk Corp. (a)	109
26	Sun Microsystems, Inc. (a)	237
6	Teradata Corp. (a)	149
		18,084
	Construction & Engineering — 0.2%
6	Fluor Corp.	478
4	Jacobs Engineering Group, Inc. (a) (c)	303
		781
	Construction Materials — 0.1%
4	Vulcan Materials Co. (c)	276
	Consumer Finance — 0.7%
39	American Express Co.	1,548
13	Capital One Financial Corp. (c)	558
16	Discover Financial Services	265
16	SLM Corp. (a)	259
		2,630
	Containers & Packaging — 0.1%
3	Ball Corp.	151
3	Bemis Co., Inc. (c)	94
4	Pactiv Corp. (a)	118
5	Sealed Air Corp.	131
		494
	Distributors — 0.1%
6	Genuine Parts Co.	234
	Diversified Consumer Services — 0.1%
4	Apollo Group, Inc., Class A (a)	279
11	H&R Block, Inc. (c)	280
		559
	Diversified Financial Services — 3.9%
153	Bank of America Corp.	4,780
10	CIT Group, Inc.	98
183	Citigroup, Inc.	3,480
2	CME Group, Inc.	757
2	IntercontinentalExchange, Inc. (a)	209
116	JPMorgan Chase & Co. (q)	4,474
6	Leucadia National Corp. (c)	276
7	Moody’s Corp. (c)	278

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   33

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Diversified Financial Services — Continued
9	NYSE Euronext	362
		14,714
	Diversified Telecommunication Services — 2.8%
200	AT&T, Inc.	6,398
4	CenturyTel, Inc.	137
5	Embarq Corp.	234
11	Frontier Communications Corp. (c)	137
51	Qwest Communications International, Inc. (c)	194
96	Verizon Communications, Inc.	3,370
15	Windstream Corp.	187
		10,657
	Electric Utilities — 2.1%
6	Allegheny Energy, Inc.	256
14	American Electric Power Co., Inc.	528
43	Duke Energy Corp.	742
11	Edison International	504
6	Entergy Corp.	667
22	Exelon Corp.	1,678
10	FirstEnergy Corp.	745
14	FPL Group, Inc.	825
7	Pepco Holdings, Inc.	172
3	Pinnacle West Capital Corp.	119
13	PPL Corp.	550
9	Progress Energy, Inc.	384
26	Southern Co.	970
		8,140
	Electrical Equipment — 0.5%
6	Cooper Industries Ltd., Class A	279
26	Emerson Electric Co.	1,230
5	Rockwell Automation, Inc.	233
		1,742
	Electronic Equipment & Instruments — 0.3%
12	Agilent Technologies, Inc. (a)	421
7	Jabil Circuit, Inc. (c)	119
5	Molex, Inc. (c)	113
16	Tyco Electronics Ltd., (Bermuda)	530
		1,183
	Energy Equipment & Services — 3.0%
10	Baker Hughes, Inc.	830
10	BJ Services Co.	266
7	Cameron International Corp. (a)	340
5	ENSCO International, Inc.	329
29	Halliburton Co.	1,290
9	Nabors Industries Ltd., (Bermuda) (a) (c)	337
14	National Oilwell Varco, Inc. (a)	1,031
9	Noble Corp.	455
4	Rowan Cos., Inc.	140
40	Schlumberger Ltd.	3,784
7	Smith International, Inc.	506
11	Transocean, Inc. (a)	1,365
23	Weatherford International Ltd. (a)	883
		11,556
	Food & Staples Retailing — 2.8%
15	Costco Wholesale Corp.	978
48	CVS/Caremark Corp.	1,761
22	Kroger Co. (The)	615
15	Safeway, Inc.	388
7	SUPERVALU, Inc.	166
20	SYSCO Corp.	644
33	Walgreen Co.	1,215
78	Wal-Mart Stores, Inc.	4,627
5	Whole Foods Market, Inc. (c)	86
		10,480
	Food Products — 1.6%
22	Archer-Daniels-Midland Co. (c)	552
7	Campbell Soup Co.	267
15	ConAgra Foods, Inc.	326
5	Dean Foods Co. (a)	129
11	General Mills, Inc.	746
11	H.J. Heinz Co.	534
6	Hershey Co. (The)	204
9	Kellogg Co. (c)	465
51	Kraft Foods, Inc., Class A	1,607
4	McCormick & Co., Inc. (Non-Voting)	175
24	Sara Lee Corp.	321
9	Tyson Foods, Inc., Class A	134
7	Wm. Wrigley, Jr., Co.	575
		6,035
	Gas Utilities — 0.1%
2	Nicor, Inc. (c)	70
6	Questar Corp.	302
		372
	Health Care Equipment & Supplies — 2.2%
21	Baxter International, Inc.	1,432
8	Becton, Dickinson & Co.	718
45	Boston Scientific Corp. (a)	569

SEE NOTES TO FINANCIAL STATEMENTS.

34   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Health Care Equipment & Supplies — Continued
3	C.R. Bard, Inc.	312
17	Covidien Ltd.	909
5	Hospira, Inc. (a)	216
1	Intuitive Surgical, Inc. (a)	385
38	Medtronic, Inc.	2,065
11	St. Jude Medical, Inc. (a)	523
8	Stryker Corp.	540
4	Varian Medical Systems, Inc. (a)	267
8	Zimmer Holdings, Inc. (a)	564
		8,500
	Health Care Providers & Services — 2.0%
16	Aetna, Inc.	704
5	AmerisourceBergen Corp.	222
12	Cardinal Health, Inc.	661
9	Cigna Corp.	396
5	Coventry Health Care, Inc. (a)	179
4	DaVita, Inc. (a)	202
8	Express Scripts, Inc. (a)	621
6	Humana, Inc. (a)	264
4	Laboratory Corp. of America Holdings (a) (c)	274
9	McKesson Corp.	539
17	Medco Health Solutions, Inc. (a)	799
4	Patterson Cos., Inc. (a) (c)	142
5	Quest Diagnostics, Inc. (c)	287
16	Tenet Healthcare Corp. (a)	97
41	UnitedHealth Group, Inc.	1,260
18	WellPoint, Inc. (a)	935
		7,582
	Health Care Technology — 0.0% (g)
6	IMS Health, Inc.	136
	Hotels, Restaurants & Leisure — 1.3%
15	Carnival Corp. (c)	545
5	Darden Restaurants, Inc. (c)	138
10	International Game Technology	223
10	Marriott International, Inc., Class A	285
38	McDonald’s Corp.	2,368
25	Starbucks Corp. (a)	381
6	Starwood Hotels & Resorts Worldwide, Inc.	228
3	Wendy’s International, Inc.	72
6	Wyndham Worldwide Corp. (c)	115
16	Yum! Brands, Inc.	569
		4,924
	Household Durables — 0.4%
2	Black & Decker Corp.	130
4	Centex Corp.	67
9	D.R. Horton, Inc. (c)	115
5	Fortune Brands, Inc.	304
2	Harman International Industries, Inc.	67
3	KB Home (c)	54
6	Leggett & Platt, Inc. (c)	125
5	Lennar Corp., Class A (c)	62
9	Newell Rubbermaid, Inc. (c)	169
7	Pulte Homes, Inc.	104
2	Snap-On, Inc.	111
3	Stanley Works (The)	127
3	Whirlpool Corp. (c)	206
		1,641
	Household Products — 2.5%
5	Clorox Co.	274
17	Colgate-Palmolive Co.	1,300
14	Kimberly-Clark Corp.	869
103	Procter & Gamble Co.	7,170
		9,613
	Independent Power Producers & Energy Traders — 0.2%
23	AES Corp. (The) (a)	345
6	Constellation Energy Group, Inc.	400
17	Dynegy, Inc., Class A (a)	100
		845
	Industrial Conglomerates — 3.1%
24	3M Co.	1,698
336	General Electric Co.	9,429
8	Textron, Inc.	345
16	Tyco International Ltd., (Bermuda)	696
		12,168
	Insurance — 3.3%
16	Aflac, Inc.	907
19	Allstate Corp. (The) (c)	837
91	American International Group, Inc.	1,944
10	AON Corp.	478
3	Assurant, Inc.	188
12	Chubb Corp. (The)	591
5	Cincinnati Financial Corp.	163
15	Genworth Financial, Inc., Class A	234
11	Hartford Financial Services Group, Inc.	668
9	Lincoln National Corp.	443
12	Loews Corp.	529

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   35

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Insurance — Continued
17	Marsh & McLennan Cos., Inc.	550
7	MBIA, Inc. (c)	116
24	MetLife, Inc.	1,296
9	Principal Financial Group, Inc.	399
23	Progressive Corp. (The)	421
15	Prudential Financial, Inc.	1,082
3	Safeco Corp.	205
3	Torchmark Corp.	181
20	Travelers Cos., Inc. (The)	899
12	Unum Group	296
10	XL Capital Ltd., Class A, (Bermuda)	206
		12,633
	Internet & Catalog Retail — 0.3%
10	Amazon.com, Inc. (a)	841
7	Expedia, Inc. (a)	124
		965
	Internet Software & Services — 1.5%
6	Akamai Technologies, Inc. (a)	130
37	eBay, Inc. (a)	928
8	Google, Inc., Class A (a)	3,624
7	VeriSign, Inc. (a)	210
46	Yahoo!, Inc. (a)	898
		5,790
	IT Services — 1.0%
3	Affiliated Computer Services, Inc., Class A (a)	173
17	Automatic Data Processing, Inc.	776
10	Cognizant Technology Solutions Corp., Class A (a)	285
5	Computer Sciences Corp. (a)	239
4	Convergys Corp. (a)	61
6	Fidelity National Information Services, Inc.	126
6	Fiserv, Inc. (a)	286
2	MasterCard, Inc., Class A	594
11	Paychex, Inc. (c)	368
7	Total System Services, Inc.	133
12	Unisys Corp. (a)	49
25	Western Union Co. (The)	688
		3,778
	Leisure Equipment & Products — 0.1%
10	Eastman Kodak Co.	157
5	Hasbro, Inc.	175
12	Mattel, Inc.	235
		567
	Life Sciences Tools & Services — 0.4%
6	Applied Biosystems, Inc.	207
2	Millipore Corp. (a)	139
4	PerkinElmer, Inc.	113
14	Thermo Fisher Scientific, Inc. (a)	853
3	Waters Corp. (a)	230
		1,542
	Machinery — 1.9%
21	Caterpillar, Inc.	1,463
7	Cummins, Inc.	446
9	Danaher Corp.	700
15	Deere & Co.	1,024
6	Dover Corp.	315
6	Eaton Corp.	405
13	Illinois Tool Works, Inc.	664
11	Ingersoll-Rand Co. Ltd., Class A, (Bermuda)	395
6	ITT Corp.	390
4	Manitowoc Co., Inc. (The) (c)	110
12	PACCAR, Inc.	529
4	Pall Corp.	164
6	Parker Hannifin Corp.	362
3	Terex Corp. (a)	170
		7,137
	Media — 2.8%
23	CBS Corp., Class B	371
100	Comcast Corp., Class A	2,110
24	DIRECTV Group, Inc. (The) (a)	675
8	Gannett Co., Inc. (c)	137
16	Interpublic Group of Companies, Inc. (The) (a)	149
11	McGraw-Hill Cos., Inc. (The)	463
1	Meredith Corp. (c)	35
5	New York Times Co. (The), Class A (c)	63
78	News Corp., Class A	1,098
11	Omnicom Group, Inc.	457
3	Scripps Networks Interactive, Inc., Class A	126
120	Time Warner, Inc.	1,972
21	Viacom, Inc., Class B (a)	628
64	Walt Disney Co. (The)	2,074
—(h)	Washington Post Co. (The), Class B	118
		10,476
	Metals & Mining — 1.1%
4	AK Steel Holding Corp.	199
27	Alcoa, Inc.	882
3	Allegheny Technologies, Inc.	167

SEE NOTES TO FINANCIAL STATEMENTS.

36   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Metals & Mining — Continued
13	Freeport-McMoRan Copper & Gold, Inc.	1,153
15	Newmont Mining Corp.	689
11	Nucor Corp.	554
3	Titanium Metals Corp. (c)	47
4	United States Steel Corp.	527
		4,218
	Multiline Retail — 0.8%
3	Big Lots, Inc. (a) (c)	81
2	Dillard’s, Inc., Class A (c)	24
5	Family Dollar Stores, Inc.	117
7	J.C. Penney Co., Inc.	291
10	Kohl’s Corp. (a)	508
14	Macy’s, Inc.	295
6	Nordstrom, Inc. (c)	184
2	Sears Holdings Corp. (a) (c)	216
26	Target Corp.	1,391
		3,107
	Multi-Utilities — 1.2%
7	Ameren Corp.	295
11	CenterPoint Energy, Inc.	176
8	CMS Energy Corp.	103
9	Consolidated Edison, Inc. (c)	375
19	Dominion Resources, Inc.	847
5	DTE Energy Co.	232
3	Integrys Energy Group, Inc. (c)	134
9	NiSource, Inc.	152
12	PG&E Corp.	497
17	Public Service Enterprise Group, Inc.	698
8	Sempra Energy	488
7	TECO Energy, Inc.	127
15	Xcel Energy, Inc.	297
		4,421
	Office Electronics — 0.1%
30	Xerox Corp.	422
	Oil, Gas & Consumable Fuels — 10.7%
16	Anadarko Petroleum Corp.	973
11	Apache Corp.	1,284
3	Cabot Oil & Gas Corp.	146
16	Chesapeake Energy Corp.	784
70	Chevron Corp.	6,011
52	ConocoPhillips	4,284
6	Consol Energy, Inc.	417
15	Devon Energy Corp.	1,533
24	El Paso Corp.	396
8	EOG Resources, Inc.	873
178	Exxon Mobil Corp.	14,232
9	Hess Corp.	990
24	Marathon Oil Corp.	1,074
3	Massey Energy Co.	179
6	Murphy Oil Corp.	502
6	Noble Energy, Inc.	416
28	Occidental Petroleum Corp.	2,193
9	Peabody Energy Corp.	575
5	Range Resources Corp. (c)	241
12	Southwestern Energy Co. (a)	442
21	Spectra Energy Corp.	564
4	Sunoco, Inc.	175
5	Tesoro Corp. (c)	86
18	Valero Energy Corp.	618
20	Williams Cos., Inc.	608
18	XTO Energy, Inc.	911
		40,507
	Paper & Forest Products — 0.2%
14	International Paper Co. (c)	389
6	MeadWestvaco Corp.	155
7	Weyerhaeuser Co.	395
		939
	Personal Products — 0.2%
14	Avon Products, Inc.	615
4	Estee Lauder Cos., Inc. (The), Class A	192
		807
	Pharmaceuticals — 6.4%
52	Abbott Laboratories	2,984
10	Allergan, Inc.	578
4	Barr Pharmaceuticals, Inc. (a)	246
67	Bristol-Myers Squibb Co.	1,422
33	Eli Lilly & Co.	1,553
10	Forest Laboratories, Inc. (a) (c)	366
95	Johnson & Johnson	6,681
8	King Pharmaceuticals, Inc. (a)	95
72	Merck & Co., Inc.	2,578
10	Mylan, Inc. (a) (c)	132
228	Pfizer, Inc.	4,352
55	Schering-Plough Corp.	1,059
4	Watson Pharmaceuticals, Inc. (a)	107

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   37

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Pharmaceuticals — Continued
45	Wyeth	1,943
		24,096
	Real Estate Investment Trusts (REITs) — 1.2%
3	Apartment Investment & Management Co.	107
3	AvalonBay Communities, Inc. (c)	259
4	Boston Properties, Inc.	413
4	Developers Diversified Realty Corp. (c)	135
9	Equity Residential (c)	384
9	General Growth Properties, Inc. (c)	234
8	HCP, Inc.	286
18	Host Hotels & Resorts, Inc.	251
9	Kimco Realty Corp.	317
6	Plum Creek Timber Co., Inc.	286
9	ProLogis (c)	380
4	Public Storage	367
8	Simon Property Group, Inc.	719
5	Vornado Realty Trust	453
		4,591
	Real Estate Management & Development — 0.0% (g)
6	CB Richard Ellis Group, Inc., Class A (a)	76
	Road & Rail — 1.2%
10	Burlington Northern Santa Fe Corp.	1,060
14	CSX Corp.	882
13	Norfolk Southern Corp.	930
2	Ryder System, Inc.	125
17	Union Pacific Corp.	1,459
		4,456
	Semiconductors & Semiconductor Equipment — 2.5%
20	Advanced Micro Devices, Inc. (a) (c)	128
10	Altera Corp. (c)	229
10	Analog Devices, Inc.	273
46	Applied Materials, Inc.	818
15	Broadcom Corp., Class A (a) (c)	362
193	Intel Corp.	4,410
6	KLA-Tencor Corp. (c)	212
7	Linear Technology Corp.	244
21	LSI Corp. (a) (c)	143
8	MEMC Electronic Materials, Inc. (a)	376
6	Microchip Technology, Inc. (c)	199
26	Micron Technology, Inc. (a)	109
7	National Semiconductor Corp.	156
3	Novellus Systems, Inc. (a)	76
19	NVIDIA Corp. (a)	236
6	Teradyne, Inc. (a)	54
45	Texas Instruments, Inc.	1,091
9	Xilinx, Inc.	244
		9,360
	Software — 3.5%
18	Adobe Systems, Inc. (a)	767
8	Autodesk, Inc. (a)	268
6	BMC Software, Inc. (a)	209
13	CA, Inc.	314
6	Citrix Systems, Inc. (a)	187
9	Compuware Corp. (a)	101
11	Electronic Arts, Inc. (a)	523
11	Intuit, Inc. (a)	325
270	Microsoft Corp.	7,358
12	Novell, Inc. (a)	77
134	Oracle Corp. (a)	2,928
28	Symantec Corp. (a)	631
		13,688
	Specialty Retail — 1.7%
3	Abercrombie & Fitch Co., Class A	153
5	AutoNation, Inc. (a) (c)	51
1	AutoZone, Inc. (a)	199
9	Bed Bath & Beyond, Inc. (a)	267
12	Best Buy Co., Inc.	521
5	GameStop Corp., Class A (a)	239
15	Gap, Inc. (The)	294
57	Home Depot, Inc.	1,549
10	Limited Brands, Inc.	210
49	Lowe’s Cos., Inc.	1,214
9	Office Depot, Inc. (a)	65
4	RadioShack Corp.	84
3	Sherwin-Williams Co. (The)	195
24	Staples, Inc.	572
4	Tiffany & Co.	187
14	TJX Cos., Inc.	518
		6,318
	Textiles, Apparel & Luxury Goods — 0.4%
11	Coach, Inc. (a)	333
3	Jones Apparel Group, Inc.	58
3	Liz Claiborne, Inc.	52
13	Nike, Inc., Class B	774
2	Polo Ralph Lauren Corp.	147

SEE NOTES TO FINANCIAL STATEMENTS.

38   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Textiles, Apparel & Luxury Goods — Continued
3	V.F. Corp.	233
		1,597
	Thrifts & Mortgage Finance — 0.3%
36	Fannie Mae	245
22	Freddie Mac (c)	98
17	Hudson City Bancorp, Inc.	322
4	MGIC Investment Corp.	35
16	Sovereign Bancorp, Inc. (c)	156
50	Washington Mutual, Inc. (c)	203
		1,059
	Tobacco — 1.7%
71	Altria Group, Inc.	1,483
6	Lorillard, Inc.	423
71	Philip Morris International, Inc.	3,813
6	Reynolds American, Inc.	305
5	UST, Inc.	267
		6,291
	Trading Companies & Distributors — 0.1%
2	W.W. Grainger, Inc.	197
	Wireless Telecommunication Services — 0.4%
13	American Tower Corp., Class A (a)	552
96	Sprint Nextel Corp.	837
		1,389
	Total Common Stocks (Cost $352,648)	377,429
	Investment Company — 0.1%
3	SPDR Trust, Series 1, (Cost $354)	361
	Total Long-Term Investments (Cost $353,002)	377,790
Short-Term Investments — 0.8%
	Investment Company — 0.7%
2,690	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m) (Cost $2,690)	2,690

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	U.S. Treasury Obligation — 0.1%
315	U.S. Treasury Bill, 1.68%, 09/04/08 (k) (n) (Cost $315)	315
	Total Short-Term Investments (Cost $3,005)	3,005
Investments of Cash Collateral for Securities on Loan — 5.8%
	Corporate Notes — 0.7%
1,000	BBVA Senior Finance S.A., VAR, 2.84%, 03/12/10	1,000
1,000	General Electric Capital Corp., VAR, 2.15%, 03/12/10	986
500	Monumental Global Funding III, VAR, 2.86%, 05/24/10	491
		2,477

SHARES	SECURITY DESCRIPTION	VALUE($)
	Investment Company — 5.1%
19,695	JPMorgan Prime Money Market Fund, Institutional Class (b)	19,695
	Total Investments of Cash Collateral for Securities on Loan (Cost $22,195)	22,172
	Total Investments — 105.9% (Cost $378,202)	402,967
	Liabilities in Excess of Other Assets — (5.9)%	(22,294)
	NET ASSETS — 100.0%	$380,673

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
9	S&P 500 Index	September, 2008	$2,886	$78

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   39

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 99.2%
	Asset-Backed Securities — 3.0%
405	American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	407
	AmeriCredit Automobile Receivables Trust,
612	Series 2006-BG, Class A3, 5.21%, 10/06/11	603
800	Series 2006-BG, Class A4, 5.21%, 09/06/13	704
116	Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class A, VAR, 2.84%, 04/25/36 (i)	82
	Capital One Auto Finance Trust,
200	Series 2007-B, Class A3A, 5.03%, 04/15/12	195
123	Series 2007-C, Class A2B, VAR, 2.89%, 05/17/10	122
244	Capital One Prime Auto Receivables Trust, Series 2007-2, Class A2, 5.05%, 03/15/10	245
	Citibank Credit Card Issuance Trust,
860	Series 2002-C2, Class C2, 6.95%, 02/18/14	830
500	Series 2005-B1, Class B1, 4.40%, 09/15/10	500
187	CNH Equipment Trust, Series 2007-A, Class A3, 4.99%, 10/15/10	188
131	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.24%, 01/25/36	123
	Ford Credit Auto Owner Trust,
1,200	Series 2006-B, Class A4, 5.25%, 09/15/11	1,204
300	Series 2007-B, Class A3A, 5.15%, 11/15/11	299
144	GE Capital Mortgage Services, Inc., Series 1999-HE1, Class M, VAR, 6.71%, 04/25/29	94
561	Household Automotive Trust, Series 2005-1, Class A4, 4.35%, 06/18/12	553
500	Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.10%, 06/15/12	502
	MBNA Credit Card Master Note Trust,
607	Series 2002-C1, Class C1, 6.80%, 07/15/14	585
253	Series 2003-C1, Class C1, VAR, 4.17%, 06/15/12	247
445	MBNA Master Credit Card Trust, Series 1999-J, Class C, 7.85%, 02/15/12 (e)	452
56	Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.35%, 02/22/11	57
573	WFS Financial Owner Trust, Series 2005-1, Class A4, 3.87%, 08/17/12	571
	Total Asset-Backed Securities (Cost $8,943)	8,563
	Collateralized Mortgage Obligations — 40.7%
	Agency CMO — 32.9%
144	Federal Home Loan Mortgage Corp. — Government National Mortgage Association, Series 24, Class ZE, 6.25%, 11/25/23	149
	Federal Home Loan Mortgage Corp. REMICS,
17	Series 11, Class D, 9.50%, 07/15/19	18
— (h)	Series 41, Class I, HB, 84.00%, 05/15/20	1
8	Series 46, Class B, 7.80%, 09/15/20	9
2	Series 47, Class F, 10.00%, 06/15/20	3
— (h)	Series 85, Class C, 8.60%, 01/15/21	—	(h)
8	Series 99, Class Z, 9.50%, 01/15/21	8
33	Series 114, Class H, 6.95%, 01/15/21	33
2	Series 1079, Class S, HB, IF, 25.50%, 05/15/21	3
2	Series 1084, Class F, VAR, 3.45%, 05/15/21	2
2	Series 1084, Class S, HB, IF, 33.98%, 05/15/21	2
17	Series 1144, Class KB, 8.50%, 09/15/21	17
— (h)	Series 1172, Class L, HB, VAR, 1,182.96%, 11/15/21	1
— (h)	Series 1196, Class B, HB, IF, 889.08%, 01/15/22	3
26	Series 1206, Class IA, 7.00%, 03/15/22	27
194	Series 1212, Class IZ, 8.00%, 02/15/22	198
18	Series 1250, Class J, 7.00%, 05/15/22	19
51	Series 1343, Class LA, 8.00%, 08/15/22	55
217	Series 1466, Class PZ, 7.50%, 02/15/23	233
3	Series 1470, Class F, VAR, 3.83%, 02/15/23	3
89	Series 1491, Class I, 7.50%, 04/15/23	94
89	Series 1518, Class G, IF, 7.16%, 05/15/23	87
83	Series 1541, Class O, VAR, 3.34%, 07/15/23	80
96	Series 1558, Class D, 6.50%, 07/15/23	98
1	Series 1586, Class M, 5.00%, 09/15/08	1
3	Series 1602, Class SA, IF, 14.63%, 10/15/23	3
2	Series 1604, Class SA, IF, 10.57%, 11/15/08	2
3	Series 1606, Class SC, IF, 14.70%, 11/15/08	3
380	Series 1607, Class H, 6.25%, 10/15/13	385
299	Series 1608, Class L, 6.50%, 09/15/23	313
276	Series 1609, Class LG, IF, 11.92%, 11/15/23	283
91	Series 1611, Class JA, VAR, 3.37%, 08/15/23	91
83	Series 1611, Class JB, IF, 14.49%, 08/15/23	86
5	Series 1625, Class SD, IF, 8.50%, 12/15/08	5
4	Series 1671, Class L, 7.00%, 02/15/24	4
5	Series 1685, Class Z, 6.00%, 11/15/23	5
12	Series 1698, Class SC, IF, 10.73%, 03/15/09	12
36	Series 1700, Class GA, PO, 02/15/24	29
405	Series 1706, Class K, 7.00%, 03/15/24	428
28	Series 1745, Class D, 7.50%, 08/15/24	30
98	Series 1798, Class F, 5.00%, 05/15/23	97

SEE NOTES TO FINANCIAL STATEMENTS.

40   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
4	Series 1807, Class G, 9.00%, 10/15/20	4
390	Series 1927, Class PH, 7.50%, 01/15/27	412
1	Series 1967, Class PC, PO, 10/15/08	1
185	Series 1981, Class Z, 6.00%, 05/15/27	190
56	Series 1987, Class PE, 7.50%, 09/15/27	56
1	Series 2017, Class SE, IF, 13.92%, 12/15/08	1
117	Series 2025, Class PE, 6.30%, 01/15/13	119
29	Series 2033, Class SN, IF, IO, 18.73%, 03/15/24	15
79	Series 2038, Class PN, IO, 7.00%, 03/15/28	18
345	Series 2040, Class PE, 7.50%, 03/15/28	357
128	Series 2056, Class TD, 6.50%, 05/15/18	134
513	Series 2063, Class PG, 6.50%, 06/15/28	536
68	Series 2064, Class TE, 7.00%, 06/15/28	71
347	Series 2075, Class PH, 6.50%, 08/15/28	362
304	Series 2075, Class PM, 6.25%, 08/15/28	313
88	Series 2089, Class PJ, IO, 7.00%, 10/15/28	20
65	Series 2102, Class TC, 6.00%, 12/15/13	67
354	Series 2115, Class PE, 6.00%, 01/15/14	365
277	Series 2125, Class JZ, 6.00%, 02/15/29	282
34	Series 2163, Class PC, IO, 7.50%, 06/15/29	7
506	Series 2169, Class TB, 7.00%, 06/15/29	537
202	Series 2172, Class QC, 7.00%, 07/15/29	215
2	Series 2196, Class TL, 7.50%, 11/15/29	2
116	Series 2201, Class C, 8.00%, 11/15/29	123
217	Series 2210, Class Z, 8.00%, 01/15/30	229
95	Series 2224, Class CB, 8.00%, 03/15/30	99
133	Series 2256, Class MC, 7.25%, 09/15/30	141
208	Series 2259, Class ZM, 7.00%, 10/15/30	218
159	Series 2271, Class PC, 7.25%, 12/15/30	162
202	Series 2283, Class K, 6.50%, 12/15/23	213
96	Series 2296, Class PD, 7.00%, 03/15/31	101
49	Series 2306, Class K, PO, 05/15/24	40
119	Series 2306, Class SE, IF, IO, 6.62%, 05/15/24	19
75	Series 2333, Class HC, 6.00%, 07/15/31	77
143	Series 2344, Class QG, 6.00%, 08/15/16	148
2,155	Series 2344, Class ZD, 6.50%, 08/15/31	2,251
270	Series 2344, Class ZJ, 6.50%, 08/15/31	282
203	Series 2345, Class NE, 6.50%, 08/15/31	212
231	Series 2345, Class PQ, 6.50%, 08/15/16	242
202	Series 2347, Class VP, 6.50%, 03/15/20	211
318	Series 2351, Class PZ, 6.50%, 08/15/31	336
164	Series 2355, Class BP, 6.00%, 09/15/16	170
188	Series 2360, Class PG, 6.00%, 09/15/16	195
13	Series 2362, Class PD, 6.50%, 06/15/20	13
165	Series 2366, Class MD, 6.00%, 10/15/16	168
299	Series 2391, Class QR, 5.50%, 12/15/16	305
303	Series 2391, Class VQ, 6.00%, 10/15/12	312
146	Series 2392, Class PV, 6.00%, 12/15/20	148
443	Series 2405, Class PE, 6.00%, 01/15/17	462
61	Series 2410, Class HC, 5.50%, 02/15/09	62
195	Series 2410, Class NG, 6.50%, 02/15/32	203
222	Series 2410, Class OE, 6.38%, 02/15/32	229
85	Series 2410, Class QX, IF, IO, 6.18%, 02/15/32	10
36	Series 2412, Class SE, IF, 11.29%, 02/15/09	36
405	Series 2412, Class SP, IF, 11.17%, 02/15/32	401
101	Series 2423, Class MC, 7.00%, 03/15/32	106
202	Series 2423, Class MT, 7.00%, 03/15/32	212
243	Series 2435, Class CJ, 6.50%, 04/15/32	251
405	Series 2435, Class VH, 6.00%, 07/15/19	414
304	Series 2441, Class GF, 6.50%, 04/15/32	317
242	Series 2444, Class ES, IF, IO, 5.48%, 03/15/32	26
271	Series 2450, Class GZ, 7.00%, 05/15/32	281
97	Series 2450, Class SW, IF, IO, 5.53%, 03/15/32	10
405	Series 2455, Class GK, 6.50%, 05/15/32	422
586	Series 2460, Class VZ, 6.00%, 11/15/29	601
880	Series 2466, Class DH, 6.50%, 06/15/32	915
1,012	Series 2466, Class PG, 6.50%, 04/15/32	1,055
387	Series 2474, Class NR, 6.50%, 07/15/32	403
601	Series 2484, Class LZ, 6.50%, 07/15/32	627
283	Series 2498, Class UD, 5.50%, 06/15/16	285
607	Series 2500, Class MC, 6.00%, 09/15/32	601
607	Series 2512, Class PG, 5.50%, 10/15/22	596
128	Series 2513, Class YO, PO, 02/15/32	110
541	Series 2515, Class DE, 4.00%, 03/15/32	509
47	Series 2519, Class BT, 8.50%, 09/15/31	51
332	Series 2527, Class VU, 5.50%, 10/15/13	339
304	Series 2535, Class BK, 5.50%, 12/15/22	308
425	Series 2537, Class TE, 5.50%, 12/15/17	430
675	Series 2543, Class YX, 6.00%, 12/15/32	664
234	Series 2557, Class WJ, 5.00%, 07/15/14	235
342	Series 2565, Class MB, 6.00%, 05/15/30	352
810	Series 2575, Class ME, 6.00%, 02/15/33	797
229	Series 2586, Class WI, IO, 6.50%, 03/15/33	59
833	Series 2594, Class VA, 6.00%, 03/15/14	852
328	Series 2594, Class VP, 6.00%, 02/15/14	334
405	Series 2594, Class VQ, 6.00%, 08/15/20	414
720	Series 2597, Class AD, 6.50%, 03/15/32	763
563	Series 2597, Class DS, IF, IO, 5.08%, 02/15/33	56
1,173	Series 2599, Class DS, IF, IO, 4.53%, 02/15/33	101

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   41

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
1,303	Series 2610, Class DS, IF, IO, 4.63%, 03/15/33	123
760	Series 2611, Class SH, IF, IO, 5.18%, 10/15/21	67
405	Series 2617, Class GR, 4.50%, 05/15/18	389
231	Series 2619, Class IM, IO, 5.00%, 10/15/21	31
300	Series 2622, Class PE, 4.50%, 05/15/18	289
1,000	Series 2628, Class WA, 4.00%, 07/15/28	979
202	Series 2631, Class LC, 4.50%, 06/15/18	194
202	Series 2640, Class VE, 3.25%, 07/15/22	172
55	Series 2643, Class HI, IO, 4.50%, 12/15/16	4
509	Series 2651, Class VZ, 4.50%, 07/15/18	488
162	Series 2656, Class SH, IF, 14.20%, 02/15/25	165
1,000	Series 2657, Class MD, 5.00%, 12/15/20	1,009
283	Series 2668, Class SB, IF, 5.01%, 10/15/15	269
202	Series 2672, Class ME, 5.00%, 11/15/22	200
506	Series 2675, Class CK, 4.00%, 09/15/18	474
361	Series 2682, Class YS, IF, 5.30%, 10/15/33	243
1,000	Series 2684, Class PO, PO, 01/15/33	687
243	Series 2684, Class TO, PO, 10/15/33	122
155	Series 2686, Class GB, 5.00%, 05/15/20	156
149	Series 2691, Class WS, IF, 5.30%, 10/15/33	99
1,000	Series 2695, Class DE, 4.00%, 01/15/17	984
218	Series 2705, Class SC, IF, 5.30%, 11/15/33	145
218	Series 2705, Class SD, IF, 5.83%, 11/15/33	156
14	Series 2733, Class GF, VAR, 0.00%, 09/15/33	11
87	Series 2739, Class S, IF, 7.07%, 01/15/34	58
150	Series 2744, Class FE, VAR, 0.00%, 02/15/34	105
71	Series 2744, Class PC, 5.50%, 01/15/31	71
505	Series 2744, Class PD, 5.50%, 08/15/33	514
405	Series 2744, Class TU, 5.50%, 05/15/32	410
5	Series 2749, Class PK, IO, 5.00%, 09/15/22	—	(h)
172	Series 2753, Class S, IF, 7.07%, 02/15/34	115
192	Series 2755, Class PA, PO, 02/15/29	168
95	Series 2755, Class SA, IF, 9.27%, 05/15/30	93
59	Series 2769, Class PO, PO, 03/15/34	30
378	Series 2776, Class SK, IF, 5.38%, 04/15/34	252
410	Series 2841, Class YA, 5.50%, 07/15/27	416
125	Series 2846, Class PO, PO, 08/15/34	61
893	Series 2907, Class VC, 4.50%, 05/15/34	819
559	Series 2934, Class EC, PO, 02/15/20	457
500	Series 2999, Class ND, 4.50%, 07/15/20	471
608	Series 3068, Class AO, PO, 01/15/35	501
232	Series 3117, Class EO, PO, 02/15/36	179
77	Series 3117, Class OK, PO, 02/15/36	55
426	Series 3150, Class PO, PO, 05/15/36	326
842	Series 3152, Class MO, PO, 03/15/36	626
120	Series 3158, Class LX, VAR,0.00%, 05/15/36	84
1,000	Series 3162, Class OB, 6.00%, 11/15/30	1,029
462	Series 3179, Class OA, PO, 07/15/36	371
91	Series 3189, Class SN, IF, 10.57%, 11/15/35	97
263	Federal Home Loan Mortgage Corp. STRIPS, Series 243, Class 16, IO, 4.50%, 11/15/20	42
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
73	Series T-41, Class 3A, VAR, 7.50%, 07/25/32	74
63	Series T-51, Class 2A, VAR, 7.50%, 08/25/42	67
626	Series T-54, Class 2A, 6.50%, 02/25/43	641
217	Series T-54, Class 3A, 7.00%, 02/25/43	231
59	Series T-58, Class APO, PO, 09/25/43	49
	Federal National Mortgage Association Interest STRIPS,
1	Series 50, Class 2, IO, 10.50%, 03/01/19	—	(h)
8	Series 218, Class 2, IO, 7.50%, 04/01/23	2
121	Series 329, Class 1, PO, 01/01/33	88
280	Series 340, Class 1, PO, 09/01/33	197
	Federal National Mortgage Association REMICS,
5	Series 1988-7, Class Z, 9.25%, 04/25/18	6
23	Series 1989-70, Class G, 8.00%, 10/25/19	25
10	Series 1989-78, Class H, 9.40%, 11/25/19	11
8	Series 1989-83, Class H, 8.50%, 11/25/19	9
8	Series 1989-89, Class H, 9.00%, 11/25/19	9
3	Series 1990-1, Class D, 8.80%, 01/25/20	3
4	Series 1990-7, Class B, 8.50%, 01/25/20	5
4	Series 1990-60, Class K, 5.50%, 06/25/20	4
4	Series 1990-63, Class H, 9.50%, 06/25/20	4
4	Series 1990-93, Class G, 5.50%, 08/25/20	4
— (h)	Series 1990-94, Class H, HB, 505.92%, 08/25/20	1
— (h)	Series 1990-95, Class J, HB, 1,118.04%, 08/25/20	1
20	Series 1990-102, Class J, 6.50%, 08/25/20	21
9	Series 1990-120, Class H, 9.00%, 10/25/20	10
2	Series 1990-134, Class SC, IF, 17.85%, 11/25/20	2
— (h)	Series 1990-140, Class K, HB, IO, 652.15%, 12/25/20	2
— (h)	Series 1991-7, Class K, HB, 907.68%, 02/25/21	—	(h)
13	Series 1991-42, Class S, IF, 13.30%, 05/25/21	14
1	Series 1992-33, Class F, VAR, 3.46%, 03/25/22	1
11	Series 1992-143, Class MA, 5.50%, 09/25/22	12
83	Series 1993-25, Class J, 7.50%, 03/25/23	89
536	Series 1993-37, Class PX, 7.00%, 03/25/23	565

SEE NOTES TO FINANCIAL STATEMENTS.

42   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
176	Series 1993-54, Class Z, 7.00%, 04/25/23	186
37	Series 1993-62, Class SA, IF, 13.93%, 04/25/23	42
47	Series 1993-122, Class M, 6.50%, 07/25/23	50
19	Series 1993-165, Class SD, IF, 8.85%, 09/25/23	20
— (h)	Series 1993-170, Class SE, IF, 14.99%, 09/25/08	—	(h)
— (h)	Series 1993-175, Class SA, IF, 13.19%, 09/25/08	—	(h)
78	Series 1993-178, Class PK, 6.50%, 09/25/23	82
1,012	Series 1993-183, Class KA, 6.50%, 10/25/23	1,061
621	Series 1993-189, Class PL, 6.50%, 10/25/23	649
2	Series 1993-190, Class S, IF, 10.57%, 10/25/08	2
— (h)	Series 1993-196, Class FA, VAR, 3.73%, 10/25/08	—	(h)
81	Series 1993-225, Class SG, IF, 16.94%, 12/25/13	87
130	Series 1993-247, Class SA, IF, 18.48%, 12/25/23	161
278	Series 1993-250, Class Z, 7.00%, 12/25/23	292
483	Series 1993-257, Class C, PO, 06/25/23	418
7	Series 1994-9, Class E, PO, 11/25/23	6
5	Series 1994-12, Class FC, VAR, 3.88%, 01/25/09	5
4	Series 1994-17, Class JB, IO, 6.50%, 02/25/09	—	(h)
1	Series 1994-20, Class Z, 6.50%, 02/25/09	1
16	Series 1994-34, Class DZ, 6.00%, 03/25/09	16
21	Series 1994-55, Class G, 6.75%, 12/25/23	21
344	Series 1996-14, Class SE, IF, IO, 6.64%, 08/25/23	53
— (h)	Series 1996-20, Class L, PO, 09/25/08	—	(h)
4	Series 1996-24, Class E, PO, 03/25/09	4
16	Series 1996-27, Class FC, VAR, 3.00%, 03/25/17	16
— (h)	Series 1996-39, Class J, PO, 09/25/08	—	(h)
37	Series 1996-59, Class J, 6.50%, 08/25/22	39
192	Series 1996-59, Class K, 6.50%, 07/25/23	199
155	Series 1997-20, Class IB, IF, IO, 1.84%, 03/25/27	4
158	Series 1997-20, Class IO, IO, VAR, 1.84%, 03/25/27	6
73	Series 1997-27, Class J, 7.50%, 04/18/27	76
66	Series 1997-29, Class J, 7.50%, 04/20/27	71
145	Series 1997-39, Class PD, 7.50%, 05/20/27	153
65	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	16
11	Series 1998-4, Class C, PO, 04/25/23	9
3	Series 1998-27, Class B, PO, 12/25/08	2
142	Series 1998-36, Class ZB, 6.00%, 07/18/28	145
376	Series 2000-2, Class ZE, 7.50%, 02/25/30	404
180	Series 2001-4, Class PC, 7.00%, 03/25/21	191
251	Series 2001-5, Class OW, 6.00%, 03/25/16	258
533	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	120
371	Series 2001-36, Class DE, 7.00%, 08/25/31	391
93	Series 2001-44, Class PD, 7.00%, 09/25/31	98
510	Series 2001-48, Class Z, 6.50%, 09/25/21	533
107	Series 2001-49, Class Z, 6.50%, 09/25/31	111
127	Series 2001-52, Class XM, 6.50%, 11/25/10	129
140	Series 2001-61, Class VB, 7.00%, 12/25/16	140
92	Series 2001-71, Class GU, 6.00%, 05/25/14	93
344	Series 2001-71, Class MB, 6.00%, 12/25/16	357
430	Series 2001-71, Class QE, 6.00%, 12/25/16	445
2,416	Series 2001-74, Class MB, 6.00%, 12/25/16	2,515
231	Series 2001-80, Class PE, 6.00%, 07/25/29	238
93	Series 2001-81, Class LO, PO, 01/25/32	69
226	Series 2002-1, Class HC, 6.50%, 02/25/22	237
86	Series 2002-1, Class SA, IF, 17.15%, 02/25/32	98
195	Series 2002-2, Class UC, 6.00%, 02/25/17	200
427	Series 2002-3, Class OG, 6.00%, 02/25/17	442
68	Series 2002-8, Class SR, IF, 11.28%, 03/25/09	69
1,235	Series 2002-18, Class PC, 5.50%, 04/25/17	1,263
297	Series 2002-21, Class PE, 6.50%, 04/25/32	309
405	Series 2002-24, Class AJ, 6.00%, 04/25/17	419
279	Series 2002-28, Class PK, 6.50%, 05/25/32	290
386	Series 2002-37, Class Z, 6.50%, 06/25/32	403
688	Series 2002-56, Class UC, 5.50%, 09/25/17	701
198	Series 2002-59, Class AC, 6.00%, 03/25/28	199
810	Series 2002-74, Class LD, 5.00%, 01/25/16	817
1,012	Series 2002-74, Class PD, 5.00%, 11/25/15	1,020
442	Series 2002-84, Class VB, 5.50%, 04/25/15	446
62	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	9
405	Series 2002-94, Class BK, 5.50%, 01/25/18	410
254	Series 2003-8, Class SB, IF, IO, 5.18%, 03/25/16	10
202	Series 2003-22, Class UD, 4.00%, 04/25/33	160
162	Series 2003-34, Class GB, 6.00%, 03/25/33	158
304	Series 2003-34, Class GE, 6.00%, 05/25/33	295
73	Series 2003-39, Class IO, VAR, IO, 6.00%, 05/25/33	19
405	Series 2003-47, Class PE, 5.75%, 06/25/33	388
171	Series 2003-52, Class SX, IF, 15.53%, 10/25/31	187
168	Series 2003-64, Class SX, IF, 7.59%, 07/25/33	130
391	Series 2003-71, Class DS, IF, 4.18%, 08/25/33	232

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   43

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
817	Series 2003-73, Class GA, 3.50%, 05/25/31	773
1,179	Series 2003-80, Class SY, IF, IO, 5.18%, 06/25/23	143
405	Series 2003-83, Class PG, 5.00%, 06/25/23	400
1,000	Series 2003-86, Class PW, 4.50%, 06/25/15	1,003
108	Series 2003-91, Class SD, IF, 8.38%, 09/25/33	101
304	Series 2003-106, Class US, IF, 5.37%, 11/25/23	217
759	Series 2003-116, Class SB, VAR, IO, 5.13%, 11/25/33	76
202	Series 2003-128, Class KE, 4.50%, 01/25/14	202
500	Series 2003-128, Class NG, 4.00%, 01/25/19	467
242	Series 2003-130, Class SX, IF, 7.81%, 01/25/34	237
918	Series 2004-1, Class DL, 4.50%, 02/25/18	921
303	Series 2004-14, Class SD, IF, 5.37%, 03/25/34	197
1,000	Series 2004-21, Class AE, 4.00%, 04/25/19	923
63	Series 2004-21, Class CO, PO, 04/25/34	32
405	Series 2004-25, Class PC, 5.50%, 01/25/34	408
229	Series 2004-25, Class SA, IF, 12.73%, 04/25/34	238
263	Series 2004-36, Class PC, 5.50%, 02/25/34	264
366	Series 2004-36, Class SA, IF, 12.73%, 05/25/34	378
287	Series 2004-76, Class CL, 4.00%, 10/25/19	269
343	Series 2005-40, Class YA, 5.00%, 09/25/20	346
504	Series 2005-52, Class PA, 6.50%, 06/25/35	523
403	Series 2005-56, Class S, IF, IO, 4.24%, 07/25/35	33
1,985	Series 2005-68, Class PG, 5.50%, 08/25/35	2,003
356	Series 2006-44, Class P, PO, 12/25/33	271
460	Series 2006-59, Class QO, PO, 01/25/33	360
306	Series 2006-65, Class QO, PO, 07/25/36	234
461	Series 2006-72, Class GO, PO, 08/25/36	355
500	Series 2006-77, Class PC, 6.50%, 08/25/36	526
847	Series 2006-110, Class PO, PO, 11/25/36	620
1,000	Series 2006-124, Class HB, VAR, 6.03%, 11/25/36	1,001
1,525	Series 2007-84, Class PD, 6.00%, 08/25/32	1,553
913	Series 2007-106, Class A7, VAR, 6.24%, 10/25/37	898
940	Series 2008-16, Class IS, IF, IO, 3.73%, 03/25/38	68
7	Series G-14, Class L, 8.50%, 06/25/21	7
36	Series G-18, Class Z, 8.75%, 06/25/21	39
11	Series G-22, Class G, 6.00%, 12/25/16	11
25	Series G-35, Class M, 8.75%, 10/25/21	27
104	Series G92-35, Class E, 7.50%, 07/25/22	111
6	Series G92-42, Class Z, 7.00%, 07/25/22	7
148	Series G92-44, Class ZQ, 8.00%, 07/25/22	158
115	Series G92-54, Class ZQ, 7.50%, 09/25/22	122
23	Series G93-5, Class Z, 6.50%, 02/25/23	24
26	Series G95-1, Class C, 8.80%, 01/25/25	28
	Federal National Mortgage Association Whole Loan,
44	Series 2002-W5, Class A10, IF, IO, 5.63%, 11/25/30	2
297	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	306
86	Series 2003-W4, Class 2A, 6.50%, 10/25/42	90
254	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	272
	Government National Mortgage Association,
86	Series 1994-3, Class PQ, 7.49%, 07/16/24	91
297	Series 1994-4, Class KQ, 7.99%, 07/16/24	313
607	Series 1994-7, Class PQ, 6.50%, 10/16/24	636
124	Series 1995-3, Class DQ, 8.05%, 06/16/25	134
33	Series 1995-7, Class CQ, 7.50%, 09/16/25	35
252	Series 1996-16, Class E, 7.50%, 08/16/26	263
52	Series 1998-26, Class K, 7.50%, 09/17/25	55
757	Series 1999-10, Class ZC, 6.50%, 04/20/29	792
102	Series 1999-30, Class S, IF, IO, 6.13%, 08/16/29	10
95	Series 1999-41, Class Z, 8.00%, 11/16/29	100
65	Series 1999-44, Class PC, 7.50%, 12/20/29	70
154	Series 2000-6, Class Z, 7.50%, 02/20/30	165
27	Series 2000-9, Class Z, 8.00%, 06/20/30	29
642	Series 2000-9, Class ZJ, 8.50%, 02/16/30	696
254	Series 2000-14, Class PD, 7.00%, 02/16/30	268
74	Series 2000-16, Class ZN, 7.50%, 02/16/30	80
382	Series 2000-37, Class B, 8.00%, 12/20/30	394
32	Series 2000-38, Class AH, 7.15%, 12/20/30	32
244	Series 2001-7, Class PK, 6.50%, 03/20/31	254
13	Series 2001-32, Class WA, IF, 13.95%, 07/20/31	14
405	Series 2001-64, Class MQ, 6.50%, 12/20/31	421
89	Series 2002-7, Class PG, 6.50%, 01/20/32	93
124	Series 2002-31, Class S, IF, IO, 6.23%, 01/16/31	12
341	Series 2002-40, Class UK, 6.50%, 06/20/32	355
368	Series 2002-47, Class PG, 6.50%, 07/16/32	383
405	Series 2002-47, Class PY, 6.00%, 07/20/32	413
409	Series 2002-47, Class ZA, 6.50%, 07/20/32	421
33	Series 2002-51, Class SG, IF, 21.79%, 04/20/31	39
193	Series 2002-54, Class GB, 6.50%, 08/20/32	200
112	Series 2002-79, Class KV, 6.00%, 11/20/13	115
257	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	34
227	Series 2003-4, Class NY, 5.50%, 12/20/13	232

SEE NOTES TO FINANCIAL STATEMENTS.

44   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
71	Series 2003-24, Class PO, PO, 03/16/33	57
304	Series 2003-40, Class TJ, 6.50%, 03/20/33	311
293	Series 2003-52, Class AP, PO, 06/16/33	222
115	Series 2003-95, Class SB, IF, 10.88%, 09/17/31	116
40	Series 2003-95, Class SC, VAR, IO, 4.53%, 09/17/31	1
61	Series 2004-28, Class S, IF, 12.88%, 04/16/34	60
127	Series 2004-73, Class AE, IF, 9.77%, 08/17/34	125
945	Series 2007-49, Class NO, PO, 12/20/35	780
455	Series 2008-25, Class SB, VAR, IO, 4.43%, 03/20/38	43
	Vendee Mortgage Trust,
482	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	486
710	Series 1996-1, Class 1Z, 6.75%, 02/15/26	741
235	Series 1996-2, Class 1Z, 6.75%, 06/15/26	249
935	Series 1997-1, Class 2Z, 7.50%, 02/15/27	1,020
236	Series 1998-1, Class 2E, 7.00%, 03/15/28	248
		93,018
	Non-Agency CMO — 7.8%
355	ABN Amro Mortgage Corp., Series 2003-9, Class A2, 4.50%, 08/25/18	344
83	Banc of America Alternative Loan Trust, Series 2003-11, Class PO, PO, 01/25/34	50
107	Banc of America Funding Corp., Series 2004-1, Class PO, PO, 03/25/34	64
	Banc of America Mortgage Securities, Inc.,
86	Series 2003-8, Class APO, PO, 11/25/33	47
205	Series 2004-1, Class APO, PO, 02/25/34	129
150	Series 2004-6, Class APO, PO, 07/25/34	81
657	Citicorp Mortgage Securities, Inc., Series 2004-2, Class A1, 5.00%, 03/25/34	636
	Citigroup Mortgage Loan Trust, Inc.,
185	Series 2003-UP3, Class A3, 7.00%, 09/25/33	176
388	Series 2003-UST1, Class A1, 5.50%, 12/25/18	360
73	Series 2003-UST1, Class PO1, PO, 12/25/18	48
51	Series 2003-UST1, Class PO3, PO, 12/25/18	36
	Countrywide Alternative Loan Trust,
702	Series 2002-8, Class A4, 6.50%, 07/25/32	687
1,301	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	834
350	Series 2004-18CB, Class 2A4, 5.70%, 09/25/34	309
214	Series 2005-26CB, Class A10, IF, 8.57%, 07/25/35	209
500	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	385
300	Series 2007-21CB, Class 1A5, 6.00%, 09/25/37	191
	Countrywide Home Loan Mortgage Pass-Through Trust,
726	Series 2003-26, Class 1A6, 3.50%, 08/25/33	614
139	Series 2003-J13, Class PO, PO, 01/25/34	86
344	Series 2003-J7, Class 4A3, IF, 6.59%, 08/25/18	309
82	Series 2004-HYB3, Class 2A, VAR, 4.12%, 06/20/34	81
644	Series 2005-22, Class 2A1, VAR, 5.26%, 11/25/35	485
358	Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	211
352	CS First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.00%, 10/25/18	327
561	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 1A1, VAR, 5.31%, 06/25/20	516
134	Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2APO, PO, 10/25/18	93
	First Horizon Asset Securities, Inc.,
492	Series 2004-AR7, Class 2A1, VAR, 4.91%, 02/25/35	467
202	Series 2004-AR7, Class 2A2, VAR, 4.91%, 02/25/35	188
407	Series 2005-AR1, Class 2A2, VAR, 5.00%, 04/25/35	370
471	GMAC Mortgage Corp. Loan Trust, Series 2004-J1, Class A15, 5.25%, 04/25/34	468
500	GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.50%, 02/25/36	435
569	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.71%, 08/25/35	7
368	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 3.89%, 04/21/34	342
	MASTR Alternative Loans Trust,
714	Series 2003-9, Class 8A1, 6.00%, 01/25/34	614
2,183	Series 2004-4, Class 10A1, 5.00%, 05/25/24	1,990
70	Series 2004-7, Class 30PO, PO, 08/25/34	41
180	Series 2004-10, Class 1A1, 4.50%, 09/25/19	162
677	Series 2005-6, Class 3A1, 5.50%, 11/25/20	615
	MASTR Asset Securitization Trust,
664	Series 2003-2, Class 1A1, 5.00%, 03/25/18	625
79	Series 2003-4, Class 2A2, 5.00%, 05/25/18	79
183	Series 2003-11, Class 6A2, 4.00%, 12/25/33	181
122	Series 2004-8, Class PO, PO, 08/25/19	82
587	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	388

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   45

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
108	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 2.79%, 02/25/35	91
	Nomura Asset Acceptance Corp.,
229	Series 2003-A1, Class A1, 5.50%, 05/25/33	197
168	Series 2003-A1, Class A2, 6.00%, 05/25/33	144
14	Series 2003-A1, Class A5, 7.00%, 04/25/33	13
138	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	140
— (h)	Paine Webber CMO Trust, Series H, Class 4, 8.75%, 04/01/18	—	(h)
	Residential Accredit Loans, Inc.,
197	Series 2002-QS16, Class A3, IF, 11.45%, 10/25/17	205
937	Series 2002-QS8, Class A5, 6.25%, 06/25/17	934
227	Series 2003-QS3, Class A2, IF, 11.06%, 02/25/18	232
988	Series 2003-QS9, Class A3, IF, IO, 5.08%, 05/25/18	104
202	Series 2004-QS8, Class A2, 5.00%, 06/25/34	190
127	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.75%, 02/25/19	119
	Residential Funding Mortgage Securities I,
387	Series 2003-S11, Class A1, 2.50%, 06/25/18	373
202	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	177
488	Series 2003-S7, Class A17, 4.00%, 05/25/33	436
54	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP2, Class PO1, PO, 12/25/18	40
	WaMu Mortgage Pass-Through Certificates,
449	Series 2002-S8, Class 2A7, 5.25%, 01/25/18	430
108	Series 2003-S10, Class A6, PO, 10/25/18	66
257	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	233
905	Series 2004-S3, Class 2A3, IF, 12.04%, 07/25/34	908
400	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.50%, 06/25/35	306
91	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS7, Class P, PO, 03/25/33	59
	Wells Fargo Mortgage Backed Securities Trust,
142	Series 2003-11, Class 1APO, PO, 10/25/18	97
405	Series 2003-13, Class A7, 4.50%, 11/25/18	379
178	Series 2003-17, Class 2A4, 5.50%, 01/25/34	177
244	Series 2004-7, Class 2A2, 5.00%, 07/25/19	230
638	Series 2004-BB, Class A4, VAR, 4.56%, 01/25/35	609
198	Series 2004-EE, Class 3A1, VAR, 4.09%, 12/25/34	185
506	Series 2004-S, Class A5, VAR, 3.55%, 09/25/34	496
		21,932
	Total Collateralized Mortgage Obligations (Cost $118,192)	114,950
	Commercial Mortgage-Backed Securities — 1.9%
500	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.35%, 09/10/47	484
	Bear Stearns Commercial Mortgage Securities,
300	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	288
360	Series 2006-PW11, Class A4, VAR, 5.62%, 03/11/39	334
330	Series 2006-PW14, Class A1, 5.04%, 12/11/38	324
375	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.92%, 03/15/49	375
61	CS First Boston Mortgage Securities Corp., Series 1998-C2, Class A2, 6.30%, 11/15/30	61
58	First Union — Chase Commercial Mortgage, Series 1999-C2, Class A2, 6.65%, 06/15/31	58
500	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	480
	Morgan Stanley Capital I,
461	Series 2006-IQ12, Class A1, 5.26%, 12/15/43	455
106	Series 2006-T23, Class A1, 5.68%, 08/12/41	106
500	Morgan Stanley Dean Witter Capital I, Series 2001-280, Class A2, 6.49%, 02/03/16 (e)	525
1,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.09%, 08/15/39	963
810	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.04%, 10/15/41	800
	Total Commercial Mortgage-Backed Securities (Cost $5,419)	5,253
	Corporate Bonds — 25.7%
	Aerospace & Defense — 0.2%
100	Honeywell International, Inc., 5.30%, 03/01/18	99
250	Northrop Grumman Corp., 7.13%, 02/15/11	265
159	Systems 2001 AT LLC, (Cayman Islands), 7.16%, 12/15/11 (e)	165
		529

SEE NOTES TO FINANCIAL STATEMENTS.

46   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Air Freight & Logistics — 0.4%
758	Federal Express Corp. 1998 Pass Through Trust, 6.72%, 01/15/22	805
150	United Parcel Service, Inc., 5.50%, 01/15/18	154
		959
	Airlines — 0.2%
106	American Airlines Pass Through Trust 1999, 7.02%, 10/15/09 (c)	102
	Continental Airlines, Inc.,
202	7.06%, 09/15/09	198
42	7.26%, 03/15/20	37
136	UAL Pass-Through Trust, 6.07%, 03/01/13	134
		471
	Automobiles — 0.3%
709	Daimler Finance North America LLC, 7.20%, 09/01/09	726
	Beverages — 0.0% (g)
75	Anheuser-Busch Cos, Inc., 5.50%, 01/15/18	70
30	Diageo Finance BV, (Netherlands), 5.30%, 10/28/15	30
		100
	Capital Markets — 4.5%
	Bear Stearns Cos., Inc. (The),
800	3.25%, 03/25/09 (y)	798
100	5.70%, 11/15/14 (y)	98
450	6.40%, 10/02/17 (y)	442
100	7.25%, 02/01/18 (y)	104
	Credit Suisse USA, Inc.,
111	4.70%, 06/01/09	111
405	5.50%, 08/15/13 (c)	403
1,640	6.13%, 11/15/11	1,689
	Goldman Sachs Group, Inc. (The),
269	3.88%, 01/15/09	269
202	4.75%, 07/15/13	194
200	5.15%, 01/15/14	191
300	5.50%, 11/15/14	289
1,100	5.95%, 01/18/18	1,041
486	6.60%, 01/15/12	503
1,000	6.88%, 01/15/11	1,038
101	7.35%, 10/01/09 (c)	103
	Lehman Brothers Holdings, Inc.,
300	4.80%, 03/13/14	260
350	6.00%, 07/19/12	331
455	6.63%, 01/18/12	444
75	6.75%, 12/28/17	67
	Merrill Lynch & Co., Inc.,
304	4.13%, 01/15/09	301
200	4.50%, 11/04/10	195
200	5.00%, 01/15/15	174
157	5.45%, 07/15/14	142
50	6.15%, 04/25/13	47
534	6.40%, 08/28/17	484
266	6.88%, 04/25/18	245
	Morgan Stanley,
243	4.25%, 05/15/10	240
147	4.75%, 04/01/14	129
175	5.75%, 08/31/12	172
1,000	6.60%, 04/01/12	1,005
1,240	6.75%, 04/15/11	1,263
		12,772
	Chemicals — 0.4%
100	Air Products & Chemicals, Inc., 4.15%, 02/01/13	98
	Dow Chemical Co. (The),
100	6.00%, 10/01/12	103
304	6.13%, 02/01/11	316
	EI Du Pont de Nemours & Co.,
50	4.13%, 03/06/13	49
100	6.00%, 07/15/18	102
225	Monsanto Co., 7.38%, 08/15/12	249
100	Potash Corp. of Saskatchewan, (Canada), 4.88%, 03/01/13	98
230	Praxair, Inc., 4.63%, 03/30/15	220
		1,235
	Commercial Banks — 3.0%
	Barclays Bank plc, (United Kingdom),
100	5.45%, 09/12/12	100
250	6.05%, 12/04/17 (e)	236
152	Branch Banking & Trust Co., 4.88%, 01/15/13	141
350	Fifth Third Bancorp, 5.45%, 01/15/17	259
	Keycorp,
405	4.70%, 05/21/09	400
75	6.50%, 05/14/13	62
300	M&T Bank Corp., 6.63%, 12/04/17 (c)	249
200	Marshall & Ilsley Corp., 5.35%, 04/01/11	190
233	Mellon Funding Corp., 3.25%, 04/01/09	233
150	National City Bank, VAR, 2.90%, 01/21/10	126
225	PNC Funding Corp., 5.25%, 11/15/15	210

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   47

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Banks — Continued
380	Royal Bank of Canada, (Canada), 3.88%, 05/04/09	381
607	State Street Corp., 7.65%, 06/15/10	638
270	SunTrust Banks, Inc., 5.25%, 11/05/12	258
229	6.38%, 04/01/11	231
1,012	U.S. Bank N.A., 7.13%, 12/01/09	1,045
	UBS AG, (Switzerland),
100	5.75%, 04/25/18	96
100	5.88%, 12/20/17	97
202	Wachovia Bank N.A., 7.80%, 08/18/10	206
	Wachovia Corp.,
388	3.63%, 02/17/09	385
850	5.75%, 02/01/18	721
	Wells Fargo & Co.,
456	3.13%, 04/01/09 (c)	454
235	5.00%, 11/15/14	229
415	5.63%, 12/11/17	399
	Wells Fargo Bank N.A.,
315	4.75%, 02/09/15	295
81	6.45%, 02/01/11	85
628	7.55%, 06/21/10	661
		8,387
	Communications Equipment — 0.0% (g)
100	Cisco Systems, Inc., 5.50%, 02/22/16	102

	Computers & Peripherals — 0.3%
325	Hewlett-Packard Co., 5.40%, 03/01/17	321
	International Business Machines Corp.,
283	5.39%, 01/22/09	285
150	5.70%, 09/14/17	153
		759
	Consumer Finance — 2.0%
91	American General Finance Corp., 5.38%, 10/01/12	79
71	Capital One Bank USA N.A., 5.75%, 09/15/10	71
	Capital One Financial Corp.,
100	5.70%, 09/15/11 (c)	94
245	6.25%, 11/15/13	232
	HSBC Finance Corp.,
202	4.75%, 05/15/09 (c)	203
200	5.25%, 01/15/14	195
1,417	5.88%, 02/01/09	1,424
202	6.38%, 11/27/12	207
202	6.50%, 11/15/08	203
452	6.75%, 05/15/11	469
835	7.00%, 05/15/12	863
698	8.00%, 07/15/10	724
	International Lease Finance Corp.,
152	5.88%, 05/01/13	134
100	6.38%, 03/15/09	100
200	John Deere Capital Corp., 4.40%, 07/15/09	202
	SLM Corp.,
100	4.00%, 01/15/10	90
263	5.38%, 01/15/13 (c)	225
202	Washington Mutual Finance Corp., 6.88%, 05/15/11	206
		5,721
	Diversified Financial Services — 4.8%
1,108	Associates Corp. of North America, 8.15%, 08/01/09	1,139
	Bank of America Corp.,
425	5.65%, 05/01/18	392
405	7.40%, 01/15/11	424
1,470	7.80%, 02/15/10	1,532
100	BHP Billiton Finance Ltd., (Australia), 5.40%, 03/29/17	96
	Caterpillar Financial Services Corp.,
100	3.45%, 01/15/09	100
150	4.85%, 12/07/12	152
100	5.50%, 03/15/16	101
	CIT Group, Inc.,
250	5.00%, 02/13/14	180
300	7.63%, 11/30/12	255
	Citigroup, Inc.,
202	4.25%, 07/29/09 (c)	202
506	5.63%, 08/27/12	483
300	6.00%, 08/15/17	278
300	6.13%, 11/21/17	282
81	6.20%, 03/15/09 (c)	82
200	CME Group, Inc., 5.40%, 08/01/13	200
190	ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16 (c)	195
	General Electric Capital Corp.,
354	4.63%, 09/15/09	358
300	4.80%, 05/01/13	297
1,600	5.25%, 10/19/12	1,620
500	5.40%, 02/15/17	487
300	5.63%, 05/01/18	292
500	5.65%, 06/09/14	508

SEE NOTES TO FINANCIAL STATEMENTS.

48   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Diversified Financial Services — Continued
1,562	5.88%, 02/15/12	1,612
695	6.00%, 06/15/12	721
516	6.13%, 02/22/11	541
600	Genworth Global Funding Trusts, 5.20%, 10/08/10	601
	Textron Financial Corp.,
125	5.13%, 02/03/11	124
100	5.40%, 04/28/13	100
		13,354
	Diversified Telecommunication Services — 2.3%
	AT&T, Inc.,
1,020	4.95%, 01/15/13	1,020
150	5.10%, 09/15/14	148
150	5.50%, 02/01/18	146
170	Bellsouth Telecommunications, Inc., 6.30%, 12/15/15	174
830	British Telecommunications plc, (United Kingdom), 8.12%, 12/15/10	891
587	France Telecom S.A., (France), 7.75%, 03/01/11	625
567	Nynex Capital Funding Co., SUB, 8.23%, 10/15/09	583
24	Nynex Corp., 9.55%, 05/01/10	24
	Sprint Capital Corp.,
81	7.63%, 01/30/11	81
182	8.38%, 03/15/12	183
	Telecom Italia Capital S.A., (Luxembourg),
420	4.95%, 09/30/14	381
225	5.25%, 11/15/13	210
275	Telefonica Emisiones S.A.U., (Spain), 5.86%, 02/04/13	275
283	TELUS Corp., (Canada), 8.00%, 06/01/11	303
100	Verizon Communications, Inc., 5.50%, 02/15/18	96
202	Verizon Florida LLC, 6.13%, 01/15/13	206
800	Verizon Global Funding Corp., 7.25%, 12/01/10	848
100	Verizon New England, Inc., 4.75%, 10/01/13	96
200	Verizon Virginia, Inc., 4.63%, 03/15/13	193
		6,483
	Electric Utilities — 0.6%
81	Alabama Power Co., 4.70%, 12/01/10	82
233	Carolina Power & Light Co., 5.13%, 09/15/13	239
100	CenterPoint Energy Houston Electric LLC, 5.75%, 01/15/14	97
50	Cleveland Electric Illuminating Co. (The), 7.88%, 11/01/17	55
25	Columbus Southern Power Co., 6.05%, 05/01/18	25
30	Connecticut Light & Power Co., 5.65%, 05/01/18	30
300	Exelon Generation Co. LLC, 6.95%, 06/15/11	311
42	Kiowa Power Partners LLC, 4.81%, 12/30/13 (e)	41
125	Pacific Gas & Electric Co., 5.63%, 11/30/17	125
75	Peco Energy Co., 5.35%, 03/01/18	74
221	PSEG Power LLC, 7.75%, 04/15/11	233
	Virginia Electric and Power Co.,
210	5.10%, 11/30/12	211
100	5.40%, 04/30/18	97
		1,620
	Electronic Equipment & Instruments — 0.0% (g)
100	Arrow Electronics, Inc., 6.88%, 07/01/13	103
	Food & Staples Retailing — 0.1%
304	Kroger Co. (The), 8.05%, 02/01/10	318
	Food Products — 0.4%
	Kellogg Co.,
100	4.25%, 03/06/13	98
200	5.13%, 12/03/12	203
450	Kraft Foods, Inc., 6.13%, 02/01/18	441
		742
	Gas Utilities — 0.3%
100	Atmos Energy Corp., 5.13%, 01/15/13	98
50	CenterPoint Energy Resources Corp., 6.13%, 11/01/17	48
162	KeySpan Gas East Corp., 7.88%, 02/01/10	169
263	Southern California Gas Co., 4.80%, 10/01/12	266
50	Texas Eastern Transmission LP, 7.30%, 12/01/10	53
	TransCanada Pipelines Ltd., (Canada),
100	4.00%, 06/15/13	95
100	6.50%, 08/15/18	101
		830
	Health Care Equipment & Supplies — 0.0% (g)
50	Baxter International, Inc., 4.63%, 03/15/15	49
	Hotels, Restaurants & Leisure — 0.1%
150	McDonald’s Corp., 4.30%, 03/01/13	150
	Industrial Conglomerates — 0.0% (g)
100	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.75%, 10/17/16 (e)	101

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   49

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Insurance — 2.4%
	American International Group, Inc.,
385	4.25%, 05/15/13	341
400	5.45%, 05/18/17	329
200	5.60%, 10/18/16	169
607	ASIF Global Financing XIX, 4.90%, 01/17/13 (e)	573
455	ASIF Global Financing XXIII, 3.90%, 10/22/08 (e)	454
150	Berkshire Hathaway Finance Corp., 5.40%, 05/15/18 (e)	149
405	Jackson National Life Global Funding, 6.13%, 05/30/12 (e)	422
	John Hancock Global Funding II,
243	3.50%, 01/30/09 (e)	243
243	7.90%, 07/02/10 (e)	259
405	MassMutual Global Funding II, 3.50%, 03/15/10 (e)	404
200	MetLife Life and Annuity Co. of Connecticut, 5.13%, 08/15/14 (e)	185
222	Metropolitan Life Global Funding I, 5.20%, 09/18/13 (e)	220
445	Monumental Global Funding II, 4.38%, 07/30/09 (e)	442
121	Nationwide Financial Services, 6.25%, 11/15/11	125
	New York Life Global Funding,
223	3.88%, 01/15/09 (e)	223
506	5.38%, 09/15/13 (e)	521
233	Pacific Life Global Funding, 3.75%, 01/15/09 (e)	233
765	Principal Life Global Funding I, 6.25%, 02/15/12 (e)	788
	Protective Life Secured Trusts,
217	4.00%, 10/07/09	215
405	4.00%, 04/01/11	399
		6,694
	Machinery — 0.0% (g)
50	Eaton Corp., 5.60%, 05/15/18	50
25	Parker Hannifin Corp., 5.50%, 05/15/18	25
		75
	Media — 0.6%
200	Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	221
749	Comcast Cable Holdings LLC, 9.80%, 02/01/12	842
	Comcast Corp.,
121	5.50%, 03/15/11	122
100	5.90%, 03/15/16	98
182	COX Communications, Inc., 7.75%, 11/01/10	192
100	Time Warner Cable, Inc., 5.85%, 05/01/17	95
223	Time Warner Entertainment Co. LP, 10.15%, 05/01/12	253
		1,823
	Metals & Mining — 0.1%
250	Alcoa, Inc., 5.55%, 02/01/17	232
	Multiline Retail — 0.1%
400	Target Corp., 6.00%, 01/15/18	404
	Multi-Utilities — 0.4%
195	Dominion Resources, Inc., 6.25%, 06/30/12	202
	Duke Energy Carolinas LLC,
455	4.20%, 10/01/08 (c)	456
405	5.63%, 11/30/12	420
	Spectra Energy Capital LLC,
100	5.50%, 03/01/14	98
30	5.67%, 08/15/14 (c)	29
		1,205
	Oil, Gas & Consumable Fuels — 0.4%
150	Canadian Natural Resources Ltd., (Canada), 5.90%, 02/01/18	146
400	ConocoPhillips, 8.75%, 05/25/10	435
	Marathon Oil Corp.,
250	5.90%, 03/15/18	241
175	6.00%, 10/01/17	173
250	XTO Energy, Inc., 5.75%, 12/15/13	251
		1,246
	Paper & Forest Products — 0.2%
	International Paper Co.,
334	4.00%, 04/01/10	324
131	4.25%, 01/15/09	131
40	Weyerhaeuser Co., 6.75%, 03/15/12	41
		496
	Personal Products — 0.0% (g)
92	Procter & Gamble Co. — ESOP, 9.36%, 01/01/21	114
	Pharmaceuticals — 0.1%
100	AstraZeneca plc, (United Kingdom), 5.40%, 06/01/14	103
150	GlaxoSmithKline Capital, Inc., 4.85%, 05/15/13	150
75	Schering-Plough Corp., 6.00%, 09/15/17	74
		327

SEE NOTES TO FINANCIAL STATEMENTS.

50   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Real Estate Investment Trusts (REITs) — 0.1%
150	HRPT Properties Trust, 6.65%, 01/15/18	135
	Simon Property Group LP,
100	5.63%, 08/15/14	95
40	6.10%, 05/01/16	39
		269
	Real Estate Management & Development — 0.0% (g)
81	ERP Operating LP, 4.75%, 06/15/09	80
	Road & Rail — 0.3%
	Burlington Northern Santa Fe Corp.,
235	6.13%, 03/15/09	237
202	7.13%, 12/15/10	213
50	Norfolk Southern Corp., 7.70%, 05/15/17	56
	Union Pacific Corp.,
100	4.88%, 01/15/15	95
100	5.65%, 05/01/17	97
250	5.70%, 08/15/18	236
		934
	Software — 0.1%
	Oracle Corp.,
200	5.25%, 01/15/16	200
100	5.75%, 04/15/18	100
		300
	Specialty Retail — 0.0% (g)
130	Home Depot, Inc., 5.40%, 03/01/16	118
	Thrifts & Mortgage Finance — 0.6%
810	Countrywide Home Loans, Inc., 4.00%, 03/22/11	725
304	Wachovia Mortgage FSB, 4.50%, 06/15/09	300
	Washington Mutual Bank,
76	5.65%, 08/15/14	46
304	6.88%, 06/15/11	219
	Washington Mutual, Inc.,
275	4.20%, 01/15/10	197
135	7.25%, 11/01/17	69
		1,556
	Water Utilities — 0.1%
200	American Water Capital Corp., 6.09%, 10/15/17	194
	Wireless Telecommunication Services — 0.3%
364	New Cingular Wireless Services, Inc., 7.88%, 03/01/11	389
500	Sprint Nextel Corp., 6.00%, 12/01/16	457
125	Vodafone Group plc, (United Kingdom), 5.00%, 09/15/15	118
		964
	Total Corporate Bonds (Cost $74,952)	72,542
	Foreign Government Securities — 0.4%
607	Province of Quebec, (Canada), 5.75%, 02/15/09 (c)	614
	United Mexican States, (Mexico),
277	6.38%, 01/16/13	292
175	6.63%, 03/03/15	188
	Total Foreign Government Securities (Cost $1,081)	1,094
	Mortgage Pass-Through Securities — 15.5%
	Federal Home Loan Mortgage Corp.,
1,029	ARM, 4.52%, 12/01/34	1,039
18	ARM, 5.13%, 07/01/26	18
323	ARM, 5.58%, 01/01/37	330
86	ARM, 6.11%, 01/01/27	86
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
1,889	4.00%, 05/01/14 – 06/01/19	1,826
165	4.50%, 10/01/18	162
322	5.00%, 12/01/17	323
49	5.50%, 06/01/17	50
68	6.00%, 04/01/18	70
2,191	6.50%, 01/01/17 – 03/01/22	2,271
442	7.00%, 08/01/10 – 01/01/17	464
25	7.50%, 08/01/09 – 10/01/14	26
7	8.50%, 01/01/10	8
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
51	6.00%, 12/01/22	52
295	6.50%, 12/01/13 – 08/01/26	305
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
219	6.00%, 01/01/34	222
24	7.00%, 04/01/22 – 04/01/26	25
17	7.50%, 08/01/25	18
21	8.00%, 07/01/20 – 11/01/24	22
56	8.50%, 07/01/28	62
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
10	12.00%, 08/01/15 – 07/01/19	11
	Federal National Mortgage Association,
887	ARM, 4.11%, 09/01/33	888
698	ARM, 4.18%, 08/01/35	701
39	ARM, 4.44%, 09/01/27	38

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   51

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Mortgage Pass-Through Securities — Continued
41	ARM, 4.60%, 03/01/29	41
808	ARM, 4.62%, 09/01/34	815
696	ARM, 4.65%, 04/01/35	696
622	ARM, 4.71%, 09/01/35	622
825	ARM, 4.78%, 08/01/34	830
363	ARM, 4.83%, 01/01/35	365
448	ARM, 4.87%, 02/01/35	451
462	ARM, 4.89%, 04/01/33	471
545	ARM, 4.92%, 02/01/35	549
665	ARM, 5.02%, 01/01/35	672
444	ARM, 5.12%, 11/01/33	452
622	ARM, 5.15%, 10/01/34	620
805	ARM, 5.22%, 02/01/36	821
637	ARM, 5.25%, 09/01/35	647
16	ARM, 5.52%, 03/01/19	16
8	ARM, 5.54%, 06/01/26	8
550	ARM, 5.82%, 07/01/46	561
450	ARM, 6.19%, 09/01/36	459
4	ARM, 6.79%, 08/01/19	4
	Federal National Mortgage Association, 15 Year, Single Family,
6,309	4.00%, 07/01/18 – 05/01/19	6,012
4,396	4.50%, 05/01/18 – 05/01/19	4,329
2,741	5.00%, 12/01/16 – 04/01/19	2,748
1,354	5.50%, 01/01/20 – 06/01/20	1,379
2,692	6.00%, 02/01/19 – 03/01/21	2,772
448	6.50%, 12/01/10 – 08/01/20	467
4	7.00%, 06/01/10	4
60	7.50%, 10/01/12	62
43	8.00%, 11/01/12	45
	Federal National Mortgage Association, 20 Year, Single Family,
377	6.00%, 04/01/24	386
484	6.50%, 05/01/22	503
	Federal National Mortgage Association, 30 Year, FHA/VA,
38	6.00%, 09/01/33	39
68	6.50%, 03/01/29	70
52	8.50%, 08/01/27 – 02/01/30	57
46	9.00%, 09/01/19 – 12/01/30	51
14	9.50%, 12/01/18	15
	Federal National Mortgage Association, 30 Year, Single Family,
351	4.50%, 08/01/33	328
3,218	5.00%, 07/01/33 – 12/01/34	3,115
312	5.50%, 12/01/33	310
655	6.00%, 12/01/32 – 09/01/33	665
134	6.50%, 08/01/31	140
63	7.00%, 07/01/25 – 08/01/32	67
37	7.50%, 11/01/22 – 05/01/25	40
122	8.00%, 03/01/21 – 11/01/28	133
20	8.50%, 07/01/24 – 06/01/25	21
2	9.00%, 04/01/26	2
7	10.00%, 02/01/24	8
9	12.50%, 01/01/16	10
350	Federal National Mortgage Association, Other, 4.00%, 09/01/13	347
	Government National Mortgage Association II, 30 Year, Single Family,
136	6.00%, 03/20/28	138
28	7.50%, 02/20/28 – 09/20/28	30
74	8.00%, 12/20/25 – 10/20/28	84
43	8.50%, 03/20/25 – 05/20/25	47
	Government National Mortgage Association, 15 Year, Single Family,
81	6.00%, 10/15/17	84
2	6.50%, 07/15/09	2
18	7.50%, 02/15/12 – 03/15/12	18
83	8.00%, 08/15/09 – 01/15/16	88
	Government National Mortgage Association, 30 Year, Single Family,
224	6.00%, 11/15/28	229
332	6.50%, 01/15/24 – 02/15/33	345
408	7.00%, 08/15/23 – 06/15/33	436
65	7.50%, 11/15/22 – 06/15/32	69
21	8.00%, 05/15/22 – 08/15/28	23
18	8.50%, 11/15/17	20
26	9.00%, 01/15/09 – 11/15/24	29
49	9.50%, 10/15/09 – 12/15/25	54
22	12.00%, 11/15/19	25
	Total Mortgage Pass-Through Securities (Cost $43,764)	43,963
	Supranational — 0.0% (g)
40	Corp. Andina de Fomento, 5.20%, 05/21/13	40
20	Inter-American Development Bank, 8.40%, 09/01/09	21
	Total Supranational (Cost $62)	61

SEE NOTES TO FINANCIAL STATEMENTS.

52   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	U.S. Government Agency Securities — 1.1%
	Federal Home Loan Bank System,
2,205	4.72%, 09/20/12	2,210
202	6.21%, 06/02/09	207
	Federal National Mortgage Association,
678	6.25%, 02/01/11 (c)	646
121	6.63%, 11/15/10 (c)	130
	Total U.S. Government Agency Securities (Cost $3,241)	3,193
	U.S. Treasury Obligations — 10.9%
	U.S. Treasury Bonds,
405	9.88%, 11/15/15 (m)	569
858	12.50%, 08/15/14	938
	U.S. Treasury Bonds Coupon STRIPS,
61	02/15/12 (c)	55
101	08/15/12	90
202	11/15/13 (c)	171
800	02/15/14 (m)	671
3,316	05/15/14 (m)	2,751
4,602	08/15/14 (m)	3,775
2,768	11/15/14 (m)	2,247
3,200	02/15/15 (c)	2,565
127	08/15/15 (c)	99
7,452	11/15/15 (m)	5,745
5,766	02/15/16 (m)	4,391
1,072	05/15/16 (c)	801
555	08/15/16 (c)	410
200	11/15/16 (c)	145
600	05/15/17 (c)	424
560	08/15/17 (c)	390
460	11/15/17	317
	U.S. Treasury Bonds Principal STRIPS,
1,518	11/15/09 (c)	1,480
3,000	02/15/15 (c)	2,409
400	05/15/16 (c)	300
	Total U.S. Treasury Obligations (Cost $29,473)	30,743
	Total Long-Term Investments (Cost $285,127)	280,362

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.1%
	Investment Company — 0.1%
392	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (Cost $392)	392

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Investments of Cash Collateral for Securities on Loan — 4.0%
	Corporate Notes — 2.1%
2,000	BBVA Senior Finance S.A., (Spain), VAR, 2.84%, 03/12/10	2,000
2,000	General Electric Capital Corp., VAR, 2.15%, 03/12/10	1,972
2,000	Monumental Global Funding III, VAR, 2.86%, 05/24/10	1,963
		5,935
	Repurchase Agreements — 1.9%
744	Banc of America Securities LLC, 2.13%, dated 08/29/08, due 09/02/08, repurchase price $744, collateralized by U.S. Government Agency Mortgages with a value of $759	744
530	Citigroup Global Markets, Inc., 2.14%, dated 08/29/08, due 09/02/08, repurchase price $531, collateralized by U.S. Government Agency Mortgages with a value of $541	530
2,000	Credit Suisse (USA) LLC, 2.13%, dated 08/29/08, due 09/02/08, repurchase price $2,000, collateralized by U.S. Government Agency Mortgages with a value of $2,040	2,000
2,000	UBS Securities LLC, 2.13%, dated 08/29/08, due 09/02/08, repurchase price $2,000, collateralized by U.S. Government Agency Mortgages with a value of $2,100	2,000
		5,274
	Total Investments of Cash Collateral for Securities on Loan (Cost $11,274)	11,209
	Total Investments — 103.3% (Cost $296,793)	291,963
	Liabilities in Excess of Other Assets — (3.3)%	(9,210)
	NET ASSETS — 100.0%	$282,753

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   53

JPMorgan Institutional Trust Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)

ARM—	Adjustable Rate Mortgage

CMO—	Collateralized Mortgage Obligation

ESOP—	Employee Stock Ownership Program

FHA—	Federal Housing Authority

HB—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IOs the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2008. The rate may be subject to a cap and floor.

IO—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS—	Real Estate Mortgage Investment Conduit

SPDR—	Standard & Poor’s Depository Receipt

STRIPS—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB—	Step-Up Bond. The rate shown is the rate in effect as of August 31, 2008.

VA—	Veterans Administration

VAR—	Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2008.

(a)—	Non-income producing security.

(b)—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Advisors Inc.

(c)—	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(e)—	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)—	Fair Valued Investment. JPMorgan Core Bond Trust owns fair valued securities with a market value of approximately $261,000 which amounts to less than 0.1% of total investments (excluding Investments of Cash Collateral for Securities on Loan).

(g)—	Amount rounds to less than 0.1%.

(h)—	Amount rounds to less than one thousand (shares or dollars).

(i)—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k)—	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)—	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(n)—	The rate shown is the effective yield at the date of purchase.

(q)—	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, invests.

(y)—	Security was purchased prior to its affiliation with JPMorgan Chase & Co.

SEE NOTES TO FINANCIAL STATEMENTS.

54   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

STATEMENTS OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2008 (Unaudited)

(Amounts in thousands, except per share amounts)

	Core Bond Trust	Equity Index Trust	Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$2,597,139	$376,108	$290,129
Investments in affiliates, at value	74,110	26,859	1,834
Total investment securities, at value	2,671,249	402,967	291,963
Cash	72	10	8
Receivables:
Investment securities sold	719	43	294
Fund shares sold	3,592	—	316
Interest and dividends	14,384	859	1,848
Total Assets	2,690,016	403,879	294,429

LIABILITIES:
Payables:
Dividends	6,731	—	348
Investment securities purchased	1,213	187	—
Collateral for securities lending program	169,326	22,195	11,274
Fund shares redeemed	684	730	—
Variation margin on futures contracts	—	35	—
Accrued liabilities:
Investment advisory fees	245	16	16
Custodian and accounting fees	37	30	10
Trustees’ and Chief Compliance Officer’s fees	15	4	— (a)
Other	117	9	28
Total Liabilities	178,368	23,206	11,676
Net Assets:	$2,511,648	$380,673	$282,753

NET ASSETS:
Paid in capital	$2,576,985	$357,707	$289,811
Accumulated undistributed (distributions in excess of) net investment income	(18)	1,960	(32)
Accumulated net realized gains (losses)	(10,185)	(3,837)	(2,196)
Net unrealized appreciation (depreciation)	(55,134)	24,843	(4,830)
Total Net Assets	$2,511,648	$380,673	$282,753

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	259,803	24,254	28,910

Net asset value	$9.67	$15.70	$9.78

Cost of investments in non-affiliates	$2,652,228	$351,465	$294,956
Cost of investments in affiliates	74,155	26,737	1,837
Value of securities on loan	165,639	21,266	11,035

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   55

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2008 (Unaudited)

(Amounts in thousands)

	Core Bond Trust	Equity Index Trust	Intermediate Bond Trust
INVESTMENT INCOME:
Dividend income	$—	$4,194	$—
Dividend income from affiliates (a)	575	140	55
Interest income	70,224	2	7,919
Interest income from affiliates	178	—	34
Income from securities lending (net)	839	60	70
Total investment income	71,816	4,396	$8,078

EXPENSES:
Investment advisory fees	3,844	512	476
Administration fees	1,281	205	159
Custodian and accounting fees	150	44	55
Interest expense	—	— (b)	2
Professional fees	95	37	36
Trustees’ and Chief Compliance Officer’s fees	57	12	9
Printing and mailing costs	13	2	2
Other	95	14	14
Total expenses	5,535	826	753
Less amounts waived	(3,612)	(621)	(512)
Less earnings credits	(1)	— (b)	— (b)
Net expenses	1,922	205	241
Net investment income (loss)	69,894	4,191	7,837

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(4,956)	(4,096)	846
Investments in affiliates	—	(407)	—
Futures	—	(41)	—
Net realized gain (loss)	(4,956)	(4,544)	846
Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(105,405)	(10,100)	(10,437)
Investments in affiliates	212	(159)	44
Futures	—	136	—
Change in net unrealized appreciation (depreciation)	(105,193)	(10,123)	(10,393)
Net realized/unrealized gains (losses)	(110,149)	(14,667)	(9,547)
Change in net assets resulting from operations	$(40,255)	$(10,476)	$(1,710)

(a)	Includes reimbursements of investment advisory, administration and shareholder servicing fees. Please see Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

56   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Trust		Equity Index Trust		Intermediate Bond Trust
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$69,894	$139,957	$4,191	$8,380	$7,837	$15,747
Net realized gain (loss)	(4,956)	1,552	(4,544)	5,445	846	(860)
Change in net unrealized appreciation (depreciation)	(105,193)	89,733	(10,123)	(26,933)	(10,393)	12,063
Change in net assets resulting from operations	(40,255)	231,242	(10,476)	(13,108)	(1,710)	26,950

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(69,938)	(140,052)	(3,910)	(7,908)	(7,846)	(15,768)
From net realized gains	—	—	—	(8,055)	—	—
Total distributions to shareholders	(69,938)	(140,052)	(3,910)	(15,963)	(7,846)	(15,768)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	174,297	523,820	23,553	59,171	5,434	49,047
Subscription in-kind (Note 8)	—	22,696	—	—	—	—
Dividends and distributions reinvested	29,382	71,102	769	3,015	5,552	10,638
Cost of shares redeemed	(207,988)	(883,174)	(27,983)	(54,913)	(68,416)	(48,447)
Change in net assets from capital transactions	(4,309)	(265,556)	(3,661)	7,273	(57,430)	11,238

NET ASSETS:
Change in net assets	(114,502)	(174,366)	(18,047)	(21,798)	(66,986)	22,420
Beginning of period	2,626,150	2,800,516	398,720	420,518	349,739	327,319
End of period	$2,511,648	$2,626,150	$380,673	$398,720	$282,753	$349,739
Accumulated undistributed (distributions in excess of) net investment income	$(18)	$26	$1,960	$1,679	$(32)	$(23)

SHARE TRANSACTIONS:
Issued	17,854	53,680	1,469	3,322	552	5,015
Subscription in-kind (Note 8)	—	2,298	—	—	—	—
Reinvested	3,002	7,264	48	168	563	1,087
Redeemed	(21,256)	(89,387)	(1,767)	(2,977)	(6,894)	(4,965)
Change in Shares	(400)	(26,145)	(250)	513	(5,779)	1,137

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   57

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Core Bond Trust
Six Months Ended August 31, 2008 (Unaudited)	$10.09	$0.27	$(0.42)	$(0.15)	$(0.27)	$—	$(0.27)
Year Ended February 28, 2008	9.78	0.49	0.31	0.80	(0.49)	—	(0.49)
Year Ended February 28, 2007	9.70	0.47	0.08	0.55	(0.47)	—	(0.47)
July 1, 2005 through February 28, 2006 (e)	9.99	0.32	(0.29)	0.03	(0.32)	—	(0.32)
February 7, 2005 (f) through June 30, 2005	10.00	0.19	—	0.19	(0.20)	—	(0.20)

Equity Index Trust
Six Months Ended August 31, 2008 (Unaudited)	16.27	0.17	(0.58)	(0.41)	(0.16)	—	(0.16)
Year Ended February 28, 2008	17.53	0.35	(0.94)	(0.59)	(0.33)	(0.34)	(0.67)
Year Ended February 28, 2007	16.01	0.31	1.57	1.88	(0.30)	(0.06)	(0.36)
July 1, 2005 through February 28, 2006 (e)	14.86	0.19	1.11	1.30	(0.14)	(0.01)	(0.15)
February 7, 2005 (f) through June 30, 2005	15.00	0.10	(0.14)	(0.04)	(0.10)	—	(0.10)

Intermediate Bond Trust
Six Months Ended August 31, 2008 (Unaudited)	10.08	0.25	(0.30)	(0.05)	(0.25)	—	(0.25)
Year Ended February 28, 2008	9.76	0.48	0.32	0.80	(0.48)	—	(0.48)
Year Ended February 28, 2007	9.68	0.47	0.08	0.55	(0.47)	—	(0.47)
July 1, 2005 through February 28, 2006 (e)	9.97	0.33	(0.30)	0.03	(0.32)	—	(0.32)
February 7, 2005 (f) through June 30, 2005	10.00	0.18	(0.02)	0.16	(0.19)	—	(0.19)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principals generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from June 30 to the last day of February.

(f)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

58   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$9.67	(1.49)%	$2,511,648	0.15%	5.44%	0.43%	6%
10.09	8.49	2,626,150	0.15	5.00	0.42	16
9.78	5.86	2,800,516	0.15	4.82	0.43	12
9.70	0.30	3,033,410	0.15	4.97	0.42	12
9.99	1.89	2,841,627	0.15	4.88	0.43	6

15.70	(2.55)	380,673	0.10	2.04	0.40	7
16.27	(3.70)	398,720	0.10	1.90	0.40	15
17.53	11.87	420,518	0.10	1.85	0.40	10
16.01	8.79	427,786	0.10	1.84	0.40	5
14.86	(0.27)	400,097	0.10	1.84	0.41	5

9.78	(0.48)	282,753	0.15	4.93	0.47	2
10.08	8.41	349,739	0.15	4.85	0.45	17
9.76	5.81	327,319	0.15	4.82	0.46	14
9.68	0.33	303,399	0.15	4.84	0.43	6
9.97	1.58	423,667	0.15	4.69	0.45	6

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   59

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2008 (Unaudited)

1. Organization

JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Three separate series of the Trust (collectively, the “Funds”) covered by this report, commenced operations on February 7, 2005: Core Bond Trust, Equity Index Trust and Intermediate Bond Trust.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold and the differences could be significant. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to significant market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

In September 2006, the Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the fair value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Funds’ assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Core Bond Trust
Level 1	$178,788	$—	$—
Level 2	2,492,200	—	—
Level 3	261	—	—
Total	$2,671,249	$—	$—

60   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Equity Index Trust
Level 1	$400,175	$78	$—
Level 2	2,792	—	—
Level 3	—	—	—
Total	$402,967	$78	$—

Intermediate Bond Trust
Level 1	$5,666	$—	$—
Level 2	286,297	—	—
Level 3	—	—	—
Total	$291,963	$—	$—

*	Other financial instruments may include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Investments in Securities	Other Financial Instruments*
Core Bond Trust
Balance as of 02/29/08	$—	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Net transfers in (out) of Level 3	261	—
Balance as of 08/31/08	$261	$—

*	Other financial instruments may include futures, forwards and swap contracts.

Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.

B.  Restricted and Illiquid Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the value and percentage of net assets of illiquid securities as of August 31, 2008 (amounts in thousands):

	Value	Percentage
Core Bond Trust	$3,327	0.1%
Intermediate Bond Trust	82	0.0	(a)

(a)	Amount rounds to less than 0.1%.

C.  Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the advisor’s credit guidelines. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

D.  Futures Contracts — The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the position. Variation margin is recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the Funds realize a gain or loss.

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   61

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade.

Index futures contracts are used to control the asset mix of the portfolio in the most efficient manner, allowing a Fund to adjust country exposures while incurring minimal transactions costs. Long index futures contracts are used to gain exposure to investments, when it is anticipated that this will be more efficient than buying investments directly.

The Funds may invest in exchange traded futures for hedging purposes or in anticipation of buying or selling a specific security.

As of August 31, 2008, the Equity Index Trust had outstanding futures contracts as listed on its Schedule of Portfolio Investments.

E.  Transactions with Affiliates — An affiliated issuer may be considered one which is under common control with a Fund. For the purposes of the report, the Funds assume the following to be affiliated issuers (amounts in thousands):

	For the six months ended August 31, 2008
Affiliate	Value at February 29, 2008	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Dividend/ Interest Income	Shares/Principal Amount($) at August 31, 2008	Value at August 31, 2008
Core Bond Trust
Bear Stearns Cos., Inc. (The), 3.25%, 03/25/09*	$4,233	$—	$—	$—	$70	$4,305	$4,292
Bear Stearns Cos., Inc. (The), 5.70%, 11/15/14*	956	—	—	—	29	$1,000	976
Bear Stearns Cos., Inc. (The), 6.40%, 10/02/17*	2,027	—	—	—	71	$2,200	2,163
Bear Stearns Cos., Inc. (The), 7.25%, 02/01/18*	204	—	—	—	8	$210	218
JPMorgan Liquid Assets Money Market Fund, Institutional Class	55,414	228,263	217,216	—	540	66,461	66,461
Total	$62,834			$—	$718		$74,110
Equity Index Trust
Bear Stearns Cos., Inc. (The) (common stock)*	$313	$2	$39	$(364)	$—	—	$—
JPMorgan Chase & Co. (common stock)	4,630	357	223	(43)	92	116	4,474
JPMorgan Liquid Assets Money Market Fund, Institutional Class	3,620	33,763	34,693	—	45	2,690	2,690
JPMorgan Prime Money Market Fund, Institutional Class	—	19,695	—	—	—	19,695	19,695
Total	$8,563			$(407)	$137		$26,859
Intermediate Bond Trust
Bear Stearns Cos., Inc. (The), 3.25%, 03/25/09*	$787	$—	$—	$—	$13	$800	$798
Bear Stearns Cos., Inc. (The), 5.70%, 11/15/14*	96	—	—	—	3	$100	98
Bear Stearns Cos., Inc. (The), 6.40%, 10/02/17*	415	—	—	—	14	$450	442
Bear Stearns Cos., Inc. (The), 7.25%, 02/01/18*	97	—	—	—	4	$100	104
JPMorgan Liquid Assets Money Market Fund, Institutional Trust	7,012	28,788	35,408	—	51	392	392
Total	$8,407			$—	$85		$1,834

*	Security was purchased prior to its affiliation with JPMorgan Chase & Co.

62   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

F.  Securities Lending — To generate additional income, each Fund may lend up to 33-1/3% of its assets pursuant to agreements (“borrower agreements”) requiring that the loan be continuously secured by cash or securities issued by the U.S. government or its agencies or its instrumentalities (collectively, “U.S. government securities”). JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, serves as lending agent pursuant to a Securities Lending Agreement approved by the Board of Trustees (the “Securities Lending Agreement”).

Under the Securities Lending Agreement, JPMCB, acting as agent for the Funds, loans securities to approved borrowers pursuant to approved borrower agreements in exchange for collateral equal to at least 100% of the value of the loaned securities plus accrued interest. During the term of the loan, the Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, the Funds retain the interest on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the lending agent on behalf of the Funds. The net income earned on the securities lending (after payment of rebates and the lending agent’s fee) is included in the Statements of Operations as Income from securities lending (net). Equity Index Trust invested a portion of the cash collateral it received in the JPMorgan Prime Money Market Fund. The Advisor of Equity Index Trust waived less than $1,000 of its fee, which offsets the shareholder servicing fees and other expenses, excluding advisory fees, incurred by JPMorgan Prime Money Market Fund on Equity Index Trust’s investment in JPMorgan Prime Money Market Fund. A portion of the reimbursement is voluntary. Information on the investment of cash collateral is shown in the Schedules of Portfolio Investments.

Under the Securities Lending Agreement, JPMCB is entitled to a fee equal to (i) 0.06% calculated on an annualized basis and accrued daily, based upon the value of collateral received from borrowers for each loan of U.S. securities outstanding during a given month; and (ii) 0.1142% calculated on an annualized basis and accrued daily, based upon the value of collateral received from borrowers for each loan of non-U.S. securities outstanding during a given month. During the period March 1, 2008 through June 30, 2008, JPMCB voluntarily reduced its fee to (i) 0.03% for each loan of U.S. securities; and (ii) 0.09% for each loan of non-U.S. securities outstanding during a given month.

Effective July 1, 2008, under the Securities Lending Agreement, JPMCB is entitled to a fee paid monthly in arrears equal to: (i) 0.03% of the average dollar value of the loans of U.S. Securities outstanding during the given month; and (ii) 0.09% of the average dollar value of loans of non-U.S. securities outstanding during a given month.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

As of August 31, 2008, the Funds had securities with the following values on loan, received the following collateral and, for the six months then ended, paid the following amounts to related party affiliates (amounts in thousands):

	Value of Loaned Securities	Value of Collateral	Lending Agent Fees Paid
Core Bond Trust	$165,639	$169,326	$35
Equity Index Trust	21,266	22,172	4
Intermediate Bond Trust	11,035	11,209	4

G.  Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.

H.  Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

I.  Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

J.  Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly for Core Bond Trust and Intermediate Bond Trust, and declared and paid quarterly for Equity Index Trust. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   63

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

K.  Recent Accounting Pronouncements — In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives. Management is currently evaluating the impact the adoption of the Amendment will have on the Funds’ financial statement disclosures.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3. Fees and Other Transactions with Affiliates

A.  Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Advisor”) acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is as follows:

Core Bond Trust	0.30%
Equity Index Trust	0.25
Intermediate Bond Trust	0.30

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

The Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Shareholder Servicing Agent reimburse to the Funds an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the reimbursement is voluntary.

The amounts of these waivers/reimbursements resulting from investments in the money market funds for the six months ended August 31, 2008 were as follows (amounts in thousands):

Core Bond Trust	$35
Equity Index Trust	3
Intermediate Bond Trust	4

B.  Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the Funds’ average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.E.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C.  Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense in the Statements of Operations.

D.  Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Advisor, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

64   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

E.  Waivers and Reimbursements — The Advisor and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Equity Index Trust	0.10
Intermediate Bond Trust	0.15

The contractual expense limitation agreements were in effect for the six months ended August 31, 2008. The expense limitation percentages in the table above are in place until at least June 30, 2009.

For the six months ended August 31, 2008, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Total
Core Bond Trust	$2,331	$1,281	$3,612
Equity Index Trust	416	205	621
Intermediate Bond Trust	353	159	512

F.  Other — Certain officers of the Trust are affiliated with the Advisor and Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

During the six months ended August 31, 2008, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the six months ended August 31, 2008, the Funds did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2008, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$135,103	$133,631	$22,258	$58,740
Equity Index Trust	28,776	31,527	—	—
Intermediate Bond Trust	6,349	23,056	707	37,049

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at August 31, 2008, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$2,726,383	$38,005	$93,139	$(55,134)
Equity Index Trust	378,202	76,641	51,876	24,765
Intermediate Bond Trust	296,793	2,978	7,808	(4,830)

6. Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   65

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

The ability of the issuers of debt, asset-backed and mortgage-backed securities, including sub-prime securities, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities, including sub-prime securities, can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

7. Transfers-In-Kind

For the year ended February 29, 2008, certain shareholders of the Core Bond Trust purchased shares and the Core Bond Trust received portfolio securities primarily by means of a Subscription in-kind for shares of the Core Bond Trust. Cash and portfolio securities were transferred as of the close of business on the date and at the value listed below (amounts in thousands):

Date	Value	Type
August 31, 2007	$7,193	Subscription in-kind
November 29, 2007	10,576	Subscription in-kind
November 29, 2007	4,927	Subscription in-kind

8. Subsequent Event

Lehman Brothers Holdings Inc. filed for bankruptcy on September 15, 2008, subsequent to the reporting period. The reported values of the Funds’ positions as of August 31, 2008 in securities of Lehman or its affiliates and in derivatives to which Lehman or its affiliates is a counterparty do not reflect these developments or portfolio transactions after August 31, 2008.

66   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2008

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur ongoing costs, including investment advisory, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Fund at March 1, 2008, and continued to hold your shares at the end of the reporting period, August 31, 2008.

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2008	Ending Account Value, August 31, 2008	Expenses Paid During March 1, 2008 to August 31, 2008*	Annualized Expense Ratio
Core Bond Trust
Actual	$1,000.00	$985.10	$0.75	0.15%
Hypothetical	1,000.00	1,024.45	0.77	0.15

Equity Index Trust
Actual	1,000.00	974.50	0.50	0.10
Hypothetical	1,000.00	1,024.70	0.51	0.10

Intermediate Bond Trust
Actual	1,000.00	995.20	0.75	0.15
Hypothetical	1,000.00	1,024.45	0.77	0.15

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AUGUST 31, 2008        JPMORGAN INSTITUTIONAL TRUST FUNDS   67

THIS PAGE IS INTENTIONALLY LEFT BLANK

FOR MORE INFORMATION:

INVESTMENT ADVISOR
J.P. Morgan Investment Management Inc.
245 Park Avenue
New York, New York 10167

PLACEMENT AGENT
JPMorgan Institutional Investments, Inc.
245 Park Avenue
New York, New York 10167

This report is open and authorized for distribution only to qualified and accredited investors or financial intermediaries who have received a copy of the Fund’s Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Fund’s Forms N-Q are available on the SEC’s website at http: //www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the Commission’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record is available on the SEC’s website at www.sec.gov. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2008 All rights reserved. August 2008.	SAN-INSTT-808

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

 (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

 (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

 (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of          Regulation S-X.

      (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

 (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the Registrant's internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely  to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:

/s/_____________________________

George C.W. Gatch

President and Principal Executive Officer

November 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/___________________________

George C.W. Gatch

President and Principal Executive Officer

November 5, 2008

By:

/s/____________________________

Patricia A. Maleski

Principal Financial Officer

November 5, 2008